As filed with the Securities and Exchange Commission on
November 20, 2009
Registration No. 333-
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. ☐
(Check appropriate box or boxes)
BB&T Funds
(Exact Name of Registrant as Specified in Charter)
1-800-228-1872
(Registrant’s Area Code and Telephone Number)
434 Fayetteville Street Mall, 5th Floor
Raleigh, NC 27601-0575
(Address of Principal Executive Offices)

Alan G. Priest, Esquire
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W., Suite 900
Washington, D.C. 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective on December 21, 2009, pursuant to Rule 488.
Title of securities being registered: Shares of Sterling Capital Small Cap Value Fund and BB&T Mid Cap Value Fund.
Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

BB&T FUNDS
BB&T Mid Cap Value Fund
BB&T Mid Cap Growth Fund
Sterling Capital Small Cap Value Fund
BB&T Small Cap Fund
434 Fayetteville Street Mall, 5th Floor
Raleigh, NC 27601-0575
Joint Special Meeting of the Shareholders to be held January 26, 2010
Dear Investors:
I am writing to ask for your vote on an important matter concerning your investment in the BB&T Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the BB&T Small Cap Fund (the “Small Cap Fund”) (collectively, the “Acquired Funds”). The Board of Trustees of BB&T Funds (the “Trustees”) have called a special meeting of shareholders of the Acquired Funds (the “Meeting”) to be held on January 26, 2010 at 10:00 am Eastern time at the offices of PNC Global Investment Servicing (U.S.) Inc., BB&T Funds’ sub-administrator, at 99 High Street, 27th Floor, Boston, Massachusetts 02110. The attached Combined Proxy Statement/Prospectus seeks shareholder approval of the following proposals that will be considered at the Meeting:
(1) To approve the following fund consolidations in accordance with Agreements and Plans of Reorganization, pursuant to which each Acquired Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund listed opposite each Acquired Fund’s name in the chart in exchange for shares of the corresponding Acquiring Fund:

Acquired Fund	Acquiring Fund

Mid Cap Growth Fund	BB&T Mid Cap Value Fund

Small Cap Fund	Sterling Capital Small Cap Value Fund
If the consolidation pertaining to your Acquired Fund is approved by shareholders, you will have an interest in the corresponding Acquiring Fund on February 1, 2010. No sales charges or redemption fees will be imposed as a result of each consolidation. Additionally, the consolidations are intended to be tax-free reorganizations for federal income tax purposes.
At a meeting held on November 17, 2009, the Trustees unanimously approved the proposed consolidations and concluded that the consolidations are in the best interests of each Acquired and Acquiring Fund and their respective shareholders. BB&T Asset Management, Inc., the investment adviser for the Mid Cap Growth Fund, BB&T Mid Cap Value Fund and Small Cap Fund, and Sterling Capital Management LLC, the investment adviser for the Sterling Capital Small Cap Value Fund and the investment sub-adviser for the BB&T Mid Cap Value Fund, recommended the consolidations based on several factors, including the belief that the consolidations may offer shareholders of each of the Acquired Funds enhanced investment management efficiencies, greater market leverage and market presence, economies of scale and greater opportunities for asset growth.
(2) To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.
After careful consideration, the Trustees recommend that shareholders of the Mid Cap Growth Fund and Small Cap Fund vote “FOR” the proposal.
Voting is quick and easy. To cast your vote, simply complete the enclosed proxy card and return it by mail in the postage-paid envelope provided, or vote by telephone or the Internet by following the instructions provided on the proxy card. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to your Fund. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees of BB&T Funds. Your vote is very important regardless of the number of shares you hold. In order to avoid the added cost of follow-up solicitations and possible adjournments, please take the time to read the Combined Proxy Statement/Prospectus and cast your vote as soon as possible.
Should you have any questions before you vote, please call [                    ].
Your vote is important to us. Thank you for taking the time to consider this important proposal and casting your vote.

Sincerely yours,
/s/ E.G. Purcell, III
E.G. Purcell, III
President BB&T Funds

BB&T Mid Cap Growth Fund
BB&T Small Cap Fund
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of BB&T Mid Cap Growth Fund and BB&T Small Cap Fund:
NOTICE IS HEREBY GIVEN that a Joint Special Meeting of shareholders of the BB&T Mid Cap Growth Fund and BB&T Small Cap Fund (each, an “Acquired Fund”), will be held at the offices of PNC Global Investment Servicing (U.S.) Inc., BB&T Funds’ sub-administrator, at 99 High Street, 27th Floor, Boston, Massachusetts 02110 on January 26, 2010 at 10:00 am Eastern time, for the following purposes:
1.	To consider and act upon an Agreement and Plan of Reorganization providing for the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund, as listed below:

Acquired Fund	Acquiring Fund

BB&T Mid Cap Growth Fund	BB&T Mid Cap Value Fund

BB&T Small Cap Fund	Sterling Capital Small Cap Value Fund
in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the dissolution and liquidation of the Acquired Fund and the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund.

2.	To transact such other business as may properly come before the Joint Special Meeting or any adjournment thereof.
The proposed Agreements and Plans of Reorganization (the “Reorganization Plans”) are described in the attached Combined Prospectus/Proxy Statement. Copies of the Reorganization Plans are appended as Appendices A and B thereto.
Shareholders of record of each Acquired Fund as of the close of business on November 17, 2009 are entitled to notice of, and to vote at, the Joint Special Meeting or any adjournment thereof. Each share of an Acquired Fund is entitled to one vote and each fractional share held is entitled to a proportional fractional vote with respect to the proposals.
Shareholders are requested to promptly complete the enclosed proxy card and return it by mail in the postage-paid envelope provided, or vote by telephone or the Internet by following the instructions provided on the proxy card. Proxies may be revoked at any time before they are exercised by submitting to BB&T Funds a written notice of revocation or a subsequently executed proxy or by attending the Joint Special Meeting and voting in person.

By Order of the Board of Trustees of BB&T Funds
/s/ E.G. Purcell, III
E.G. Purcell, III
Secretary BB&T Funds

Raleigh, North Carolina
[December __, 2009]

BB&T FUNDS
434 Fayetteville Street Mall, 5th Floor
Raleigh, North Carolina 27601-0575
1-800-228-1872
COMBINED PROSPECTUS/PROXY STATEMENT
This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest (“Shares”) of BB&T Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and BB&T Small Cap Fund (the “Small Cap Fund,” and together with the Mid Cap Growth Fund, the “Acquired Funds”) by the Board of Trustees of BB&T Funds (the “Trustees”) for use at a Joint Special Meeting of shareholders to approve Agreements and Plans of Reorganization (each, a “Reorganization Plan,” and together, the “Reorganization Plans”) providing for the consolidation of the Mid Cap Growth Fund with and into the BB&T Mid Cap Value Fund (the “Mid Cap Value Fund”) and the consolidation of Small Cap Fund with and into the Sterling Capital Small Cap Value Fund (the “Small Cap Value Fund,” and together with the Mid Cap Value Fund, the “Acquiring Funds”).
Shareholders of record of each Acquired Fund on November 17, 2009 (the “Record Date”) are entitled to receive notice of, and to vote at, the Joint Special Meeting. The consolidations contemplate the transfer of all the assets and liabilities of each of the Acquired Funds to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, followed by the dissolution and liquidation of the Acquired Funds, and the distribution of Acquiring Fund Shares to shareholders of the Acquired Funds (the “Transactions”).
As a result of the proposed Transactions, shareholders of each Acquired Fund will receive a number of full and fractional Shares of the corresponding Acquiring Fund equal in value at the date of the exchange to the value of the net assets of such Acquired Fund Shares transferred to the corresponding Acquiring Fund attributable to the shareholder (based on the proportion of outstanding Shares of the Acquired Fund owned at the time by the shareholder). It is expected that the Transactions will not result in recognition of any gain or loss for federal income tax purposes. However, the Transactions will end the tax year of the Acquired Funds, likely accelerating taxable distributions from the Acquired Funds to shareholders. Mid Cap Growth Fund shareholders holding Institutional, Class A, Class B or Class C Shares will receive Institutional, Class A, Class B or Class C Shares, respectively, of the Mid Cap Value Fund. Small Cap Fund shareholders holding Institutional, Class A, Class B or Class C Shares, will receive Institutional, Class A, Class B or Class C Shares, respectively, of the Small Cap Value Fund. As of the date of this Combined Prospectus/Proxy Statement, only Sterling Shares are being offered by the Small Cap Value Fund. However, in connection with the consolidations described herein, Sterling Shares of the Small Cap Value Fund will be renamed Institutional Shares and issued to the shareholders of Institutional Shares of the Small Cap Fund on February 1, 2010, the anticipated effective date of the proposed Transactions (the “Exchange Date”), and Class A, B and C Shares of the Small Cap Value Fund will commence operations and be issued to the respective shareholders of Class A, B and C Shares of the Small Cap Fund on the Exchange Date.
The Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Fund and Small Cap Value Fund are portfolios (“series”) of BB&T Funds, which is an open-end management investment company consisting of 25 separate series. BB&T Asset Management, Inc. (“BB&TAM”) serves as the investment adviser for the Small Cap Fund, Mid Cap Growth Fund, and Mid Cap Value Fund. Sterling Capital Management LLC (“Sterling”) serves as the investment adviser for the Small Cap Value Fund and investment sub-adviser for the Mid Cap Value Fund.
This Combined Prospectus/Proxy Statement explains concisely what you should know before voting on the proposals described in this Combined Prospectus/Proxy Statement or investing in the Acquiring Funds. Please read it carefully and keep it for future reference. The current Statement of Additional Information of BB&T

i

Funds for the Mid Cap Growth Fund, Mid Cap Value Fund and Small Cap Fund dated February 1, 2009, as supplemented (the “BB&T SAI”) and the current Statement of Additional Information of the Small Cap Value Fund dated February 1, 2009, as supplemented (the “Small Cap Value SAI”) have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Combined Prospectus/Proxy Statement. The BB&T SAI may be obtained, without charge, by contacting a broker or bank that sells the Mid Cap Growth Fund, Mid Cap Value Fund and Small Cap Fund, by writing to BB&T Funds at P.O. Box 9762 Providence, Rhode Island 02940-9762, by calling 1-800-228-1872, or by contacting BB&T Funds online at http://www.bbtfunds.com. The Small Cap Value SAI may be obtained, without charge, by contacting a broker or bank that sells the Small Cap Value Fund, by writing to Sterling Capital Small Cap Value Fund at P.O. Box 9652 Providence, Rhode Island 02940-9652, by calling 1-866-450-3722, or by contacting Sterling Capital Small Cap Value Fund online at http://www.sterling-capital.com.
In addition, a Statement of Additional Information dated [                    ], relating to the Transactions described in this Combined Prospectus/Proxy Statement has been filed with the SEC and is also incorporated by reference into this Combined Prospectus/Proxy Statement. Such Statement of Additional Information may be obtained, without charge, by writing BB&T Funds or Sterling Capital Small Cap Value Fund at the above-listed addresses or by calling 1-800-228-1872 or 1-866-450-3722. BB&T Funds will furnish, without charge, a copy of the Annual Report of BB&T Funds for Mid Cap Growth Fund, Mid Cap Value Fund and Small Cap Fund dated September 30, 2009 to a shareholder upon written request to BB&T Funds at the above-listed address or by calling 1-800-228-1872. Sterling Capital Small Cap Value Fund will furnish, without charge, a copy of the Annual Report for Small Cap Value Fund dated September 30, 2009 to a shareholder upon written request to Sterling Capital Small Cap Value Fund at the above-listed address or by calling 1-866-450-3722.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund Shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any government agency.
No person has been authorized to give any information or to make any representations not contained in this Combined Prospectus/Proxy Statement in connection with the offering made by this Combined Prospectus/Proxy Statement and, if given or made, such information or representations must not be relied upon as having been authorized by BB&T Funds. This Combined Prospectus/Proxy Statement does not constitute an offering by BB&T Funds in any jurisdiction in which such offering may not lawfully be made.
[December __, 2009]

ii

TABLE OF CONTENTS

PROPOSAL A: APPROVAL OF AGREEMENTS AND PLANS OF REORGANIZATION	1

FEE TABLES	2

SYNOPSIS OF PROSPECTUS	5

INFORMATION ABOUT THE TRANSACTIONS	11

ADDITIONAL INFORMATION ABOUT THE ACQUIRED AND ACQUIRING FUNDS	16

FINANCIAL HIGHLIGHTS	23

VOTING INFORMATION	26

INTEREST OF CERTAIN PERSON[S] IN THE TRANSACTIONS	28

APPENDIX A — AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE MID CAP GROWTH FUND AND MID CAP VALUE FUND	A-1

APPENDIX B — AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE SMALL CAP FUND AND SMALL CAP VALUE FUND	B-1

APPENDIX C — SHAREHOLDER INFORMATION	C-1

APPENDIX D — INVESTMENT RESTRICTIONS OF ACQUIRED AND ACQUIRING FUNDS	D-1

APPENDIX E — FORM OF PROXY CARD

PROPOSAL A
APPROVAL OF
AGREEMENTS AND PLANS OF REORGANIZATION
At a meeting held on November 17, 2009, the Trustees of BB&T Funds (the “Trustees”) unanimously approved Reorganization Plans pursuant to which each Acquired Fund would be consolidated with and into the corresponding Acquiring Fund on or about the Exchange Date. On the Exchange Date, each Acquired Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Acquired Fund. The assets and liabilities of the Acquired Funds and the Acquiring Funds (the “Funds”) will be valued as of the close of trading on the New York Stock Exchange on the business day preceding the Exchange Date. Following the transfer, each Acquired Fund will be dissolved and Shares of the corresponding Acquiring Fund received by each Acquired Fund will be distributed to that Acquired Fund’s shareholders in liquidation of such Acquired Fund. As a result of the proposed Transactions, shareholders of each Acquired Fund will receive a number of full and fractional Shares equal in value at the date of the exchange to the value of the net assets of such Acquired Fund held by the shareholders (based on the proportion of the outstanding Shares of the Acquired Fund owned at the time by the shareholder). Shareholders of Class A, Class B, Class C and Institutional Shares of each Acquired Fund will receive Class A, Class B, Class C and Institutional Shares, respectively, of the corresponding Acquiring Fund.
For the reasons set forth below under “Reasons for the Proposed Transactions,” the Trustees, including the Trustees who are not “interested persons” of BB&T Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously concluded that participation in the proposed Transactions is in the best interests of each of the Acquiring Funds, Acquired Funds and their respective existing shareholders. In reaching this conclusion, the Trustees considered, among other things:
(1)	the objectives, strategies, restrictions and investment portfolios of each Acquiring Fund and each corresponding Acquired Fund;

(2)	the qualifications and experience of BB&TAM and Sterling and the portfolio managers of each Acquiring Fund, and the performance history of each Acquired Fund and Acquiring Fund;

(3)	the investment management efficiencies that may be gained and the potential economies of scale which could be realized;

(4)	the continuation of all shareholder services currently provided to shareholders of the Acquired Funds;

(5)	the projected expense ratios as compared to the existing expense ratios of the corresponding Acquired Fund;

(6)	the advantages of aggregating the assets of the Acquiring Funds and Acquired Funds;

(7)	the fact that any direct consolidation expense will be borne by Sterling;

(8)	the fact that the Transactions are expected to not result in a recognition of any gain or loss for federal income tax purposes;

(9)	the fact that the potential benefits of the Transactions are expected to outweigh any negative potential direct or indirect consequences of the Transactions, including direct or indirect federal income tax consequences, to the shareholders of both Acquired Funds;

(10)	that the economic interests of shareholders of the Acquiring Funds and Acquired Funds will not be diluted as a result of the proposed Transactions; and

(11)	the recommendations of BB&TAM and Sterling in favor of the Transactions.
An Acquired Fund shareholder who does not wish to be reorganized into the applicable Acquiring Fund will not be entitled under either Massachusetts law or BB&T Funds’ Declaration of Trust to demand payment for or an appraisal of his or her Acquired Fund Shares if the reorganization is consummated over his or her objection. Shares of each Acquired Fund are, however, redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for regular trading. If you redeem your shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

FEE TABLES
The following tables (1) compare the current fees and expenses of each Acquired and Acquiring Fund as of September 30, 2009 and (2) show the estimated fees and expenses for each class of Shares of the combined fund, on a pro forma basis.
This table describes the fees and expense you may pay if you buy and hold Shares of the Funds.

	Mid Cap Growth Fund				Mid Cap Value Fund				Pro Forma Mid Cap Value Fund
	Institutional	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional	Class A	Class B	Class C

Shareholder Transaction Expenses (fees paid by you directly)

Maximum Sales Charge (Load) on Purchases [1]	None	5.75%[5]	None	None	None	5.75%[5]	None	None	None	5.75%[5]	None	None
Maximum Deferred Sales Charge (load)	None	None[6]	5.00%[7]	1.00%[8]	None	None[6]	5.00%[7]	1.00%[8]	None	None[6]	5.00%[7]	1.00%[8]

Redemption Fee[2]	None	None	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (fees paid from Fund assets)

Management Fee[3]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%

Distribution and Shareholder Service (12b-1) Fees	0.00%	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%

Other Expenses	0.29%	0.29%	0.29%	0.29%	0.27%	0.27%	0.27%	0.27%	0.24%	0.24%	0.24%	0.24%

Acquired Fund Fees and Expenses[4]	0.06%	0.06%	0.06%	0.06%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Fund Operating Expenses	1.09%	1.34%	2.09%	2.09%	1.02%	1.27%	2.02%	2.02%	0.99%	1.24%	1.99%	1.99%
Fee Waiver or Expense Reimbursement[3]	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%

Net Fund Operating Expenses[3]	1.05%	1.30%	2.05%	2.05%	0.98%	1.23%	1.98%	1.98%	0.95%	1.20%	1.95%	1.95%

[1]	Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

[2]	A wire transfer fee of $7.00 may be deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

[3]	BB&TAM, the Fund’s Adviser, has contractually agreed to limit the management fees paid by the Fund to 0.70% for the period from February 1, 2009 through January 31, 2010. BB&TAM has also agreed to limit the management fees paid by the Mid Cap Value Fund to 0.70% for the period from February 1, 2010 through January 31, 2011.

[4]	You incur these fees and expenses indirectly through the Fund’s investment in other investment companies. The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[5]	Lower sales charges are available depending upon the amount invested and for shareholders eligible for a sales charge waiver or reduction. See “Distribution Arrangements/Sales Charges” for Class A Shares in Appendix C.

[6]	A contingent deferred sales charge (“CDSC”) is applicable to certain shareholders who receive a sales charge waiver and then redeem their Shares within two years of purchase. See “Distribution Arrangements/Sales Charges” in Appendix C.

[7]	A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[8]	The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.
This table describes the fees and expense you may pay if you buy and hold Shares of the Funds.

	Small Cap Fund				Small Cap Value Fund				Pro Forma Small Cap Value Fund
	Institutional	Class A	Class B	Class C	Institutional[10]	Class A11	Class B11	Class C11	Institutional	Class A	Class B	Class C

Shareholder Transaction Expenses (fees paid by you directly)

Maximum Sales Charge (load) on Purchases [1]	None	5.75%[6]	None	None	None	5.75%[6]	None	None	None	5.75%[6]	None	None
Maximum Deferred Sales Charge (load)	None	None[7]	5.00%[8]	1.00%[9]	None	None[7]	5.00%[8]	1.00%[9]	None	None[7]	5.00%[8]	1.00%[9]

Redemption Fee[2]	None	None	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (fees paid from Fund assets)
Management Fee	1.00%[3]	1.00%[3]	1.00%[3]	1.00%[3]	0.90%[4]	0.90%	0.90%	0.90%	0.90%[4]	0.90%[4]	0.90%[4]	0.90%[4]

Distribution and Shareholder Service (12b-1) Fee	0.00%	0.50%[3]	1.00%	1.00%	0.00%	0.50%	1.00%	1.00%	0.00%	0.50%	1.00%	1.00%

Other Expenses	0.40%	0.40%	0.40%	0.40%	0.89%	0.89%	0.89%	0.89%	0.35%	0.35%	0.35%	0.35%

Acquired Fund Fees and Expenses[5]	0.03%	0.03%	0.03%	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Fund Operating Expenses	1.43%	1.93%	2.43%	2.43%	1.80%	2.30%	2.80%	2.80%	1.26%	1.76%	2.26%	2.26%
Fee Waiver or Expense Reimbursement	-0.20%[3]	-0.45%[3]	-0.20%[3]	-0.20%[3]	-0.10%[4]	-0.35%	-0.10%	-0.10%	-0.10%	-0.35%	-0.10%	-0.10%

Net Fund Operating Expenses	1.23%[3]	1.48%[3]	2.23%[3]	2.23%[3]	1.70%[4]	1.95%	2.70%	2.70%	1.16%[12]	1.41%[12]	2.16%[12]	2.16%[12]

[1]	Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

[2]	A wire transfer fee of $7.00 may be deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

[3]	BB&TAM, the Fund’s Adviser, has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2009 through January 31, 2010. Additionally, BB&T AM Distributors, Inc. (the “Distributor”), has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the same period.

[4]	Sterling, the Fund’s Adviser, has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2009 through January 31, 2010. Sterling has also agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2010 through January 31, 2011.

[5]	You incur these fees and expenses indirectly through the Fund’s investment in other investment companies. The fees presented above represent those of prior fiscal years; and may be different for the current fiscal year. To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[6]	Lower sales charges are available depending upon the amount invested and for shareholders eligible for a sales charge waiver or reduction. See “Distribution Arrangements/Sales Charges” for Class A Shares in Appendix C.

[7]	A contingent deferred sales charge (“CDSC”) is applicable to certain shareholders who receive a sales charge waiver and then redeem their Shares within two years of purchase. See “Distribution Arrangements/Sales Charges” for Class A Shares in Appendix C.

[8]	A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

[9]	The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

[10]	In connection with the Transaction, Sterling Shares of the Small Cap Value Fund will be renamed Institutional Shares of the Small Cap Value Fund effective February 1, 2010.

[11]	Class A, Class B and Class C Shares of the Small Cap Value Fund will not commence operations until February 1, 2010.

[12]	Sterling, the Fund’s Adviser, has agreed to waive a portion of its advisory fee or reimburse expenses to the extent Net Fund Operating Expenses exceed 1.15% with respect to Institutional Class Shares, 1.40% with respect to Class A Shares, 2.15% with respect to Class B Shares, and 2.15% with respect to Class C Shares for the period from February 1, 2010 through January 31, 2011. Additionally, the Distributor has agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares to 0.25%, for the same period.
Example: This Example is intended to help you compare the cost of investing in each Acquired and Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your Shares, your costs would be:

	Mid Cap Growth Fund				Mid Cap Value Fund				Pro Forma Mid Cap Value Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$700	$971	$1,263	$2,092	$693	$951	$1,228	$2,017	$690	$942	$1,213	$1,985
Class B	$608	$951	$1,220	$2,226	$601	$930	$1,184	$2,152	$598	$921	$1,169	$2,120
Class C	$208	$651	$1,120	$2,418	$201	$630	$1,084	$2,345	$198	$621	$1,069	$2,314
Institutional	$107	$343	$597	$1,325	$100	$321	$559	$1,244	$97	$311	$543	$1,209

If you do not sell your Shares, your cost for Class B and Class C Shares would be:

		Mid Cap Growth Fund				Mid Cap Value Fund			Pro Forma Mid Cap Value Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class B	$208	$651	$1,120	$2,226	$201	$630	$1,084	$2,152	$198	$621	$1,069	$2,120
Class C	$208	$651	$1,120	$2,418	$201	$630	$1,084	$2,345	$198	$621	$1,069	$2,314

If you sell your Shares, your costs would be:

	Small Cap Fund				Small Cap Value Fund				Pro Forma Small Cap Value Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$717	$1,105	$1,518	$2,665	$762	$1,221	$1,705	$3,034	$710	$1,065	$1,443	$2,502
Class B	$626	$1,038	$1,378	$2,628	$673	$1,159	$1,570	$3,002	$619	$997	$1,301	$2,462
Class C	$226	$738	$1,278	$2,751	$273	$859	$1,470	$3,121	$219	$697	$1,201	$2,587
Institutional	$125	$433	$763	$1,696	$173	$557	$966	$2,108	$118	$390	$682	$1,514

If you do not sell your Shares, your cost for Class B and Class C Shares would be:

	Small Cap Fund				Small Cap Value Fund				Pro Forma Small Cap Value Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class B	$226	$738	$1,278	$2,628	$273	$859	$1,470	$3,002	$219	$697	$1,201	$2,462
Class C	$226	$738	$1,278	$2,751	$273	$859	$1,470	$3,121	$219	$697	$1,201	$2,587
SYNOPSIS
Summary. The following is a synopsis of certain information relating to the Transactions and is qualified by reference to the more complete information contained in this Combined Prospectus/Proxy Statement, the BB&T SAI, the Small Cap Value SAI, and the Appendices attached hereto.
Key Features of Transaction. The shareholders of the Acquired Funds are being asked to approve the Reorganization Plans adopted by the Trustees dated as of [                    ], copies of which are attached to this Combined Prospectus/Proxy Statement as Appendices A and B. The Reorganization Plans provide, among other things, for the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for the assumption by that Acquiring Fund of all of the liabilities of the Acquired Fund and for a number of Shares of the designated class calculated based on the value of the net assets of the corresponding Acquired Fund acquired by that Acquiring Fund and the net asset value per Share of the Acquiring Fund, all as more fully described below under “Information about the Transactions.” After receipt of Shares, each Acquired Fund will dissolve, distributing the Shares to its shareholders in complete liquidation. Prior to the date of such transfer (the “Exchange Date”), each Acquired Fund will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), if any, and net realized capital gains, if any, through the Exchange Date.
At a meeting held on November 17, 2009, the Trustees, including the Independent Trustees, voted unanimously to approve the Transactions and to recommend that shareholders of each Acquired Fund also approve the Transactions. Approval of each Reorganization Plan requires the affirmative vote of a majority of votes cast by the corresponding Acquired Fund.
A shareholder of an Acquired Fund objecting to the proposed Transactions is not entitled under either Massachusetts law or BB&T Funds’ Declaration of Trust to demand payment for or an appraisal of his or her particular Shares if a Transaction is consummated over his or her objection. However, Shares of each Acquired Fund are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for regular trading. If you redeem your Shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the Shares and the amount you receive for them.
In the event that this proposal is not approved by the shareholders of an Acquired Fund, such Acquired Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of BB&T Funds may consider alternatives in the best interests of the shareholders. Each Transaction is not contingent on the approval of the other Transaction.
Comparison. Below is a brief comparison of the principal investment objectives and strategies of the Mid Cap Growth Fund to the Mid Cap Value Fund and the Small Cap Fund to the Small Cap Value Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in this Combined Prospectus/Proxy Statement, the BB&T SAI and the Small Cap Value Fund SAI. For a full and detailed description of permitted investments, see such applicable documents. For more information about the characteristics of the classes of Shares offered by the Funds see “Distribution, Purchase and Redemption Procedures and Exchange Rights” below, as well as “Shareholder Information” in Appendix C.
The proposed Transactions may result in higher than normal portfolio turnover.
Investment Objectives

Acquired Fund	Acquiring Fund
Mid Cap Growth Fund. The Fund seeks long-term growth of capital.	Mid Cap Value Fund. The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Small Cap Fund. The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of small capitalization companies.	Small Cap Value Fund. The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.

Principal Investment Strategies

Acquired Fund	Acquiring Fund
Mid Cap Growth Fund. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations within the range of those companies in the Russell Midcap® Growth Index (at the time of purchase). The securities may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies whose capitalization is within the range of those companies in the Russell Midcap Growth® Index and that have an established record of growth and continue to present significant growth potential. In selecting investments for the Fund, the portfolio manager will consider growth factors such as a company’s new products, changes in management, and business restructurings. The portfolio manager will also search for companies that have established records of earnings and sales growth that it believes are poised to meet or exceed these figures going forward. These companies generally will have lower amounts of long-term debt (representing less than 40% of the company’s capitalization); have attractive price/earnings ratios in relation to a company’s 3- to 5-year earnings per share growth rate; and have stock prices which have outperformed the Russell Midcap® Growth Index over the previous six months. The portfolio manager will attempt to avoid overweighting the Fund’s position on any major market sector (over 10% of the Russell Midcap® Growth Index) beyond 150% of the weighting that sector has in the Russell Midcap® Growth Index.

The portfolio manager may sell a stock if a company fails to meet earnings or revenue expectations or becomes overvalued (i.e., high price/earnings ratio relative to its earnings growth). The portfolio manager may also sell a stock to change the Fund’s weighting in a particular company, industry or sector, or if better opportunities are available.

The Fund may engage in securities lending.
Mid Cap Value Fund. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $20 billion at the time of purchase. Securities in which the Fund invests may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies whose capitalization is between $500 million and $20 billion.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, balance sheet strength, and above average profitability. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value.

The Fund may engage in securities lending.

Acquired Fund	Acquiring Fund
Small Cap Fund. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the common stocks of small companies with market capitalization less than $3 billion (at the time of purchase). The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies whose capitalization is less than $3 billion and which the portfolio manager believes are undervalued and have a favorable outlook.

In managing the Fund’s portfolio, the portfolio manager initially screens from the universe of companies with market capitalization under $3 billion. The portfolio manager then attempts to diversify across different economic sectors selecting those stocks that he believes have a favorable outlook. In choosing individual stocks the portfolio manager uses a quantitative process to examine the financial and valuation characteristics of a particular issuer.

The Fund may engage in securities lending.
Small Cap Value Fund. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies.

Sterling’s (the “Adviser”) investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. The Adviser examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

The Adviser’s sell discipline is as important as its buy discipline. The Adviser reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. The Adviser generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

The Fund may engage in securities lending.
In addition to the investment objectives and strategies described above, each Acquired Fund and Acquiring Fund has adopted certain fundamental and non-fundamental investment restrictions. Please refer to Appendix D for a summary of these fundamental and non-fundamental restrictions across the Acquired and Acquiring Funds.
Distribution, Purchase and Redemption Procedures and Exchange Rights. Distribution, purchase and redemption procedures and exchange rights will be identical for each Acquired Fund and corresponding Acquiring Fund.
Federal Tax Considerations. For federal income tax purposes, it is intended, although not free from doubt, that each Transaction will qualify as a tax-free reorganization. Accordingly, the Transactions are expected not to result in the recognition of gain or loss for federal income tax purposes for any of the Funds or the shareholders of any Fund, and the aggregate tax basis of the Acquiring Fund Shares received by a shareholder of an Acquired Fund are expected to equal the aggregate tax basis of that shareholder’s Acquired Fund Shares. At any time prior to the consummation of the Transactions, a shareholder may redeem Shares, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Since the Transactions will end the tax year of each Acquired Fund, it may accelerate distributions from the Acquired Funds to shareholders. Specifically, each Acquired Fund will recognize any net investment company taxable income, any net tax-exempt investment income and any net capital gains, including those realized on disposition of portfolio securities in connection with the Transactions (after reduction by any available capital loss carryforwards) or net capital losses in the short tax year ending on the date of the consolidation, and will declare and pay a distribution of such income and any such net capital gains remaining after reduction by any available capital loss carryforwards to its shareholders on or before that date.

A portion of the portfolio assets of each Acquired Fund may be sold in connection with the Transactions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and such Acquired Fund’s basis in such assets. Any capital gains recognized in these sales will be distributed to such Acquired Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions in general will be taxable to shareholders.
The cost basis and holding period of Shares in each Acquired Fund are expected to carry over to new Shares in the respective Acquiring Fund.
Each Acquiring Fund’s ability to utilize its own and/or the corresponding Acquired Fund’s pre-Transaction losses to offset post-Transaction gains of the combined fund may be limited as a result of the Transaction due to loss limitation rules under federal tax law. As a result, shareholders of the Acquired Funds and the Acquiring Funds could receive taxable distributions sooner and in larger amounts than they would have if the Transactions had not occurred.
For more information about the federal income tax consequences of the Transactions, see “Information About the Transactions—Federal Income Tax Consequences” below.
Risks. Below is a brief comparison of the principal risk factors of the Mid Cap Growth Fund to the Mid Cap Value Fund and the Small Cap Fund to the Small Cap Value Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in this Combined Prospectus/Proxy Statement, the BB&T SAI and the Small Cap Value Fund SAI. For a full and detailed description of permitted investments, see such applicable documents.
Principal Risk Factors

		Mid Cap	Mid Cap
Principal Risk	Explanation	Growth Fund	Value Fund
Market Risk	Market risk is the possibility that a Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.	X	X

Investment Style Risk	Investment style risk is the possibility that the market segment on which a Fund focuses will underperform other kinds of investments or market averages.	X	X

Company-Specific Risk	Company-specific risk is the possibility that a particular stock held in a Fund may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.	X	X

Securities Lending Risk	Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent default or enters into bankruptcy. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security.	X	X

Small Cap
Principal Risk	Explanation	Small Cap Fund	Value Fund
Market Risk	Market risk is the possibility that a Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.	X	X

Small Company Risk	Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.	X	X

Investment Style Risk	Investment style risk is the possibility that the market segment on which a Fund focuses will underperform other kinds of investments or market averages.	X	X

Company-Specific Risk	Company-specific risk is the possibility that a particular stock held in a Fund may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.	X	X

Securities Lending Risk	Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent default or enters into bankruptcy. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security.	X	X

INFORMATION ABOUT THE TRANSACTIONS
Reorganization Plan; Securities. The proposed Reorganization Plans provide that each Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the corresponding Acquired Fund as of the Exchange Date (defined in the Reorganization Plans to be on or about February 1, 2010, or such other date as determined by the Trustees). The following discussion of the Reorganization Plans is qualified in its entirety by the full text of the Reorganization Plans, which are attached as Appendices A and B to this Combined Prospectus/Proxy Statement.
As a result of the Transactions, each shareholder of an Acquired Fund will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Acquired Fund transferred to the corresponding Acquiring Fund attributable to the shareholder (based on the proportion of the outstanding Shares of that Acquired Fund owned by the shareholder as of the Valuation Date (defined in the Reorganization Plans to be on or about January 29, 2010)). The portfolio securities of each Acquired Fund will be valued in accordance with the generally employed valuation procedures of BB&T Funds. The consolidations are being accounted for as tax-free business combinations. At a meeting held on November 17, 2009, all of the Trustees, including the Independent Trustees, unanimously determined that the consolidations would be in the best interests of the Funds and existing shareholders, and that the economic interests of their existing shareholders would not be diluted as a result of effecting the consolidations.
Immediately following the Exchange Date, each Acquired Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it, and the Acquired Fund will be liquidated and dissolved. Such liquidation and distribution will be accomplished by the establishment of accounts on the Share records of the corresponding Acquiring Fund in the name of the Acquired Fund’s shareholders, each account representing the corresponding number of full and fractional Shares due such shareholder. All Mid Cap Growth Fund shareholders will receive Shares of the class (Institutional, Class A, Class B or Class C) of Mid Cap Value Fund that corresponds to the class of the Mid Cap Growth Fund that they hold (Institutional, Class A, Class B or Class C, respectively). All Small Cap Fund shareholders will receive Shares of the class (Institutional, Class A, Class B or Class C) of Small Cap Value Fund that corresponds to the class of the Small Cap Fund that they hold (Institutional, Class A, Class B or Class C, respectively). As of the date of this Combined Prospectus/Proxy Statement, only Sterling Shares are being offered by the Small Cap Value Fund. However, in connection with the consolidations described herein, Sterling Shares of the Small Cap Value Fund will be renamed Institutional Shares, effective on the Exchange Date, and be issued to the shareholders of Institutional Shares of the Small Cap Fund on the Exchange Date, and Class A, B and C Shares of the Small Cap Value Fund will commence operations and be issued to the respective shareholders of Class A, B and C Shares of the Small Cap Fund on the Exchange Date.
The consummation of the Transactions is subject to the conditions set forth in the Reorganization Plans. The Reorganization Plans may be terminated and the Transactions abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by BB&T Funds, by consent of its Trustees, or, if any condition set forth in the Reorganization Plans has not been fulfilled and has not been waived by the party entitled to its benefits, by such party. A shareholder of an Acquired Fund objecting to the proposed Transactions is not entitled under either Massachusetts law or BB&T Funds’ Declaration of Trust to demand payment for or an appraisal of his or her particular Shares if a Transaction is consummated over his or her objection. However, Shares of each Acquired Fund are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for regular trading. If you redeem your Shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the Shares and the amount you receive for them.
All fees and expenses incurred by the Funds as a direct result of the Transactions contemplated by the Reorganization Plans, will be borne by Sterling, including the costs of proxy materials, proxy solicitations and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transactions contemplated by the Reorganization Plans will be paid by the party directly incurring such expenses. Notwithstanding any of the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment by Sterling of such fees and expenses would result in the disqualification of such party as a regulated investment company within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”).
The Trustees have determined that the interests of the existing shareholders of each of the Acquired Funds and Acquiring Funds will not be diluted as a result of the Transactions. Full and fractional Shares will be issued to each Acquired Fund’s shareholders in accordance with the Reorganization Plans as described above. Each Acquiring Fund Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights.
BB&T Funds’ Declaration of Trust permits BB&T Funds to divide its Shares of any series, without shareholder approval, into one or more classes of Shares having such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the classes, and other matters as the Trustees have authorized, provided that each Share of a class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same class, none having priority or preference over another.
Under Massachusetts law, BB&T Funds’ shareholders, could, under certain circumstances, be held personally liable for the obligations of BB&T Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of BB&T Funds. The Declaration of Trust provides for indemnification out of BB&T Funds’ property for all losses and expenses of any shareholder held personally liable for the obligations of BB&T Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which BB&T Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.
Reasons For The Proposed Transactions. A meeting of the Trustees was held on November 17, 2009, at which all of the Trustees, including the Independent Trustees, unanimously determined that the Transactions would be in the best interests of existing shareholders of the Funds. The Trustees also unanimously determined that the economic interests of such shareholders would not be diluted as a result of effecting the Transactions. At this same meeting, all of the Trustees, including the Independent Trustees, unanimously adopted the Reorganization Plans and recommended that shareholders of the Acquired Funds approve the Transactions.
In approving and recommending that shareholders of each Acquired Fund approve the Transactions, the Trustees acted upon information provided to them indicating that the Transactions would operate in the best interests of the Acquired and Acquiring Funds’ existing shareholders. In particular, the Trustees considered the following details:
(1) The objectives, strategies, restrictions and investment portfolios of each Acquiring Fund and each corresponding Acquired Fund.
The Trustees noted that both Mid Cap Growth Fund and Mid Cap Value Fund seek long-term growth of capital, and that Mid Cap Value Fund seeks to achieve this goal by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued. The Trustees noted that Small Cap Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of small capitalization companies, whereas the Small Cap Value Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.
The Trustees noted that the Acquired Funds and their respective Acquiring Funds share reasonably similar investment strategies. The Trustees noted that both Mid Cap Growth Fund and Mid Cap Value Fund invest in securities of middle capitalization companies. They noted that the Mid Cap Value Fund defines “middle capitalization” as between $500 million and $20 billion, whereas the Mid Cap Growth Fund defines “middle capitalization” by reference to the Russell Midcap® Growth Index —a range of approximately $350 million – 15 billion as of September 30, 2009. The

Trustees noted that both Mid Cap Growth Fund and Mid Cap Value Fund invest primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies. The Trustees noted that both Small Cap Fund and Small Cap Value Fund invest in securities of small capitalization companies, which are defined as companies whose market capitalization at the time of purchase is less than $3 billion. The Trustees noted that, under certain market conditions, certain growth stocks may also be considered value stocks while noting important differences between the value approach of the Acquiring Funds and the growth and core approach of the Mid Cap Growth Fund and Small Cap Fund, respectively. The Board concluded that the value approach generally could be expected to serve the interests of investors.
The Trustees noted that the investment restrictions of the Acquiring Funds and the Acquired Funds are substantially similar. The Trustees considered the overlap in the portfolio compositions of each Acquired Fund and the corresponding Acquiring Fund.
(2) The qualifications and experience of BB&TAM, Sterling and the portfolio managers of each of the Acquiring Funds, and the performance history of each Acquired Fund and Acquiring Fund.
The Trustees noted the experience and qualifications of Mr. Timothy P. Beyer, CFA, who has served as portfolio manager of the Mid Cap Value Fund since July 2005. They noted that Sterling has served as sub-adviser for Mid Cap Value Fund since July 2005.
The Trustees reviewed the experience and qualifications of Mr. Eduardo Brea, who is responsible for day-to-day investment decisions for the Small Cap Value Fund. They noted that Mr. Brea joined Sterling in 1995 and has over 16 years of investment experience. They noted that Sterling has served as investment adviser for the Small Cap Value Fund since July 2006 and its predecessor since [   ].
The Trustees reviewed and compared the performance history of the Acquiring Funds and Acquired Funds. The Trustees noted that the performance history of each Acquiring Fund generally compares favorably to the performance history of the corresponding Acquired Fund.
(3) The investment management efficiencies that may be gained and the potential economies of scale which could be realized.
The Trustees noted that the proposed Transactions would enable shareholders of the Funds to invest in a larger combined fund with increased long-term growth prospects, which can potentially use increased asset size to achieve greater portfolio diversification, and spread relative fixed costs over a larger asset base.
(4) The continuation of all shareholder services currently provided to shareholders of the Acquired Funds.
The Trustees noted that no change in shareholder services provided to shareholders of the Acquired Funds were anticipated.
(5) The projected expense ratios as compared to the existing expense ratios of the corresponding Acquired Fund.
The Trustees noted that the Mid Cap Value Fund’s total expense ratios for the period ended September 30, 2009 compared favorably to the Mid Cap Growth Fund’s total expense ratios. Further, the projected expense ratios for the Mid Cap Value Fund also compared favorably. The Trustees also noted that BB&TAM has agreed to limit the management fees paid by the Mid Cap Value Fund to 0.70% for the period from February 1, 2010 through January 31, 2011.
The Trustees noted that the total expense ratios for the Small Cap Fund were lower than the total expense ratios for the Small Cap Value Fund. However, the Trustees also noted that the projected expense ratios for the Small Cap Value Fund are lower than the current expense ratios for the Small Cap Fund. In addition, the Trustees noted that Sterling has agreed to waive its advisory fee or reimburse expenses to the extent Net Fund Operating Expenses exceed 1.15% for Institutional Class Shares, 1.40% for Class A Shares, 2.15% for Class B Shares and 2.15% for Class C Shares for the period from February 1, 2010 through January 31, 2011. The Trustees also noted that Sterling has agreed to limit the management fees paid by the Small Cap Value Fund to 0.80% for the same period.
(6) The advantages of aggregating the assets of the Acquired Funds and Acquiring Funds.
Over the past two years, net assets of the Mid Cap Growth Fund have declined from $212.2 million on September 30, 2007 to $88 million on September 30, 2009, and the net assets of the Small Cap Fund have declined from $94.6 million on September 30, 2007 to $27.8 million on September 30, 2009. The assets of the

Acquiring Funds have also declined. The consolidation is expected to result in greater investment leverage and market presence for the Acquiring Funds. In addition, former Acquired Fund shareholders would benefit from lower expenses and the resulting economies of scale attributable to the larger asset size of the Acquiring Funds, as noted above.
(7) The fact that any direct consolidation expense will be borne by Sterling.
The fees and expenses incurred directly in connection with the consummation of the Transactions will be borne by Sterling.
(8) The fact that the Transactions are expected to not result in the recognition of any gain or loss for federal income tax purposes.
The Trustees were informed that the proposed Transactions involving the Acquiring Funds would occur only if it could be accomplished without resulting in the imposition of federal income taxes on any of the Funds or any of their shareholders as a direct result of the Transactions.
(9) The fact that the potential benefits of the Transactions will outweigh any negative potential direct or indirect consequences of the Transactions to the shareholders of the Acquired Funds.
The Trustees considered a potentially negative consequence of the Transactions to the shareholders of the Acquired Funds and Acquiring Funds. Among potential negative direct or indirect consequences is the potential for the Transactions to result in a limitation on the ability of the combined Funds to use certain of their net capital loss carryforwards. See “Federal Income Tax Consequences” for additional information.
The Board determined that the potential benefits to be gained from the proposed Transactions outweigh the potentially negative direct or indirect consequences of the Transactions on the former shareholders of the Acquired Funds. Benefits include reduced or consistent expenses and reduced transaction costs, anticipated economies of scale from increased assets, a solid performance record, and the potential for greater growth through the sale of fund shares.
(10) The fact that the economic interests of shareholders of each of the Acquiring and Acquired Funds will not be diluted as a result of the proposed Transactions.
The Trustees were informed that the interests of each Acquired and Acquiring Fund’s shareholders would not be diluted as a result of the proposed Transactions, and that each Acquired Fund’s shareholders would receive, in the aggregate, Shares of the corresponding Acquiring Fund equal in value to the market value of the assets of the Acquired Fund.
(11) The recommendations of BB&TAM and Sterling in favor of the Transactions.

FEDERAL INCOME TAX CONSEQUENCES
The Transactions are intended to be tax-free reorganizations. As a condition to the relevant Funds’ obligations to consummate each Transaction, BB&T Funds, on behalf of the applicable Funds, will receive an opinion in respect of such Transaction from Ropes & Gray LLP, counsel to BB&T Funds, to the effect that, although not free from doubt, on the basis of the existing provisions of the Code, the Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, generally for federal income tax purposes, except as noted below: (i) the Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (iii) under Section 362(b) of the Code, the basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Transaction will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer; (iv) under Section 1223(2) of the Code, the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund; (v) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution of Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation; (vi) under Section 354 of the Code, no gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange of their Shares for Acquiring Fund Shares; (vii) under Section 358 of the Code, the aggregate tax basis of Acquiring Fund Shares an Acquired Fund shareholder receives in connection with the Transaction will be the same as the aggregate tax basis of his or her Acquired Fund Shares exchanged therefor; (viii) under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held such Acquired Fund Shares as capital assets; and (ix) the Acquiring Fund will succeed to, and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
Ropes & Gray LLP will express no view with respect to the effect of the Transactions on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or upon the termination thereof), or (ii) upon the transfer of such asset, without reference to whether such a termination or transfer would otherwise be a taxable transaction.
The opinion will be based on certain factual certifications and representations made by the officers of the Funds and will also be based on customary assumptions. The opinion is not binding on the Internal Revenue Service or the courts, and does not constitute a guarantee that the tax consequences of the Transactions will be as described above. Accordingly, no assurance can be given that the Internal Revenue Service will not take, or a court would not sustain, a contrary position, that the applicable law will not change, or that any such change in law will not have retroactive effect.
Each Acquiring Fund’s ability to utilize its own or the corresponding Acquired Fund’s pre-Transaction losses to offset the post-Transaction gains of the combined fund may be limited as a result of the Transactions due to the application of loss limitation rules under federal tax law. In particular, pursuant to sections 382 and 383 of the Code, if a Fund were to experience an “ownership change” as a result of its respective Transaction, the ability of the combined fund to use that Fund’s capital loss carryforwards will be subject to an annual limitation that is, in general, determined by multiplying the value of the outstanding shares of the Fund immediately prior to the Transaction by the then-current long-term tax-exempt rate published monthly by the IRS (the applicable rate for December 2009 is 4.16%). Because a regulated investment company may only carry net capital losses forward for eight years, the impact of the annual limitation may include causing a portion of a Fund’s capital loss carryforwards to expire unused. Moreover, such an annual limitation would also apply to a Fund’s “built-in” (i.e., unrealized) losses that are recognized within five years following the Transaction if, as of the date of the Transaction, those built-in losses exceed certain thresholds.
In general, as between each Acquiring Fund and its corresponding Acquired Fund, the Fund that is smaller in terms of total net assets at the time of its respective Transaction can be expected to experience an ownership change, although it is possible that a Transaction could result in an ownership change for both the Acquiring Fund and the Acquired Fund. It is currently anticipated the Mid Cap Value Fund, which had capital loss carryforwards of approximately $67.7 million as of September 30, 2009, will be smaller than Mid Cap Growth Fund as of the time of the Transactions and will undergo an ownership change. In the case of the consolidation of Small Cap Fund, which had capital loss carryforwards of approximately $22.3 million as of September 30, 2009, with and into Small Cap Value Fund, which had capital loss carryforwards of approximately $6.1 million as of the same date, it is more difficult to predict which Fund will be smaller at the time of the Transaction.
In addition, it is also possible that, for five years following the date of the Transaction, a combined fund will not be allowed to offset “built-in” (i.e., unrealized) gains of either the Acquired Fund or the Acquiring Fund at the time of the Transaction with “built-in” losses or capital loss carryforwards of the other Fund.
The application and effect of these loss limitation rules will depend on the relevant facts and circumstances relating to each Fund's ownership, net asset value, net realized capital losses and capital loss carryforwards, and unrealized gains and losses as of the time of the Transactions, as well as the timing and amount of gains and losses recognized by each Acquiring Fund following the Transactions. As a result of these limitations, shareholders of the Acquired Funds and the Acquiring Funds could receive distributions that are taxable in the hands of taxable shareholders earlier, and in larger amounts, than they would have if the Transactions had not occurred.
A portion of the portfolio assets of the Acquired Funds may be sold in connection with the Transactions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and that Acquired Fund’s basis in such assets. Any net capital gains recognized in these sales will be distributed to such Acquired Fund’s shareholders as capital -gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

At or before the closing of the Transactions, each Acquired Fund will, and each Acquiring Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gain, including those realized on disposition of portfolio securities in connection with the Transactions (after reduction by any available capital loss carryforwards), if any, through the closing of the Transactions. Such distributions will be taxable to shareholders.
This description of the federal income tax consequences of the Transactions is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Transactions, including the applicability and effect of state, local, non-U.S. and other tax laws.
ADDITIONAL INFORMATION ABOUT THE ACQUIRED AND ACQUIRING FUNDS
Acquired Funds.
Mid Cap Growth Fund
Information about the Mid Cap Growth Fund is incorporated by reference into this Combined Prospectus/Proxy Statement from the Mid Cap Growth Fund’s prospectus forming a part of its Registration Statement on Form N-1A (File No. 33-49098).
Small Cap Fund
Information about the Small Cap Fund is incorporated by reference into this Combined Prospectus/Proxy Statement from the Small Cap Fund’s prospectus forming a part of its Registration Statement on Form N-1A (File No. 33-49098).
Acquiring Funds.
Following each consolidation, the Acquiring Fund will be the accounting and performance survivor.
Performance.
Mid Cap Value Fund
The chart and table on this page show how the Mid Cap Value Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund’s yearly performance to demonstrate that the Fund’s value varied at different times. The table below compares the Fund’s performance over time to that of the Russell Midcap® Value Index, a widely recognized, unmanaged index of generally mid-sized companies that measures the performance of those securities in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. Of course, past performance does not indicate how the Fund will perform in the future. The returns for Class B, Class C and Institutional Class Shares will differ from the Class A Share returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B and Class C shareholders redeem all of their Fund shares at the end of the period indicated.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31/08 for Class A Shares 1,2

Best quarter	16.08%	6/30/2003
Worst quarter	-22.07%	12/31/2008
Year-to-Date Return as of September 30, 2009:	32.48%
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

	Average Annual Total Returns (for the periods ended 12/31/08) [1,2]
				Since Inception
	1 Year	5 years	10 Years [4]	(08/1/96) [4]
Class A Shares Before Taxes (with 5.75% sales charge)	-36.74%	-0.45%	2.84%	5.91%
Return After Taxes on Distributions [3]	-36.77%	-2.55%	1.19%	4.17%
Return After Taxes on Distributions and Sale of Fund Shares [3]	-23.84%	-0.38%	2.18%	4.74%
Class B Shares Before Taxes (with applicable CDSC)	-36.26%	-0.17%	2.83%	5.90%
Class C Shares Before Taxes (with applicable CDSC)	-33.69%	-0.08%	2.81%	5.88%
Institutional Shares Before Taxes	-33.02%	0.92%	3.67%	6.64%
Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	-38.44%	0.33%	4.44%	7.86%[5]

[1]	Both charts assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

[2]	Performance data includes the performance of the OVB Equity Income Portfolio for the period prior to its consolidation with the Mid Cap Value Fund on July 23, 2001.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

[4]	Class B and C Shares were not in existence prior to July 25, 2001. Performance for periods prior to July 25, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B and C Shares, respectively, but does not reflect Class B and C Shares’ 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

[5]	Since 7/31/96.

Small Cap Value Fund
The chart and table on this page show how the Small Cap Value Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund’s yearly performance to demonstrate that the Fund’s value varied at different times. The table below compares the Fund’s performance over time to that of the Russell 2000® Value Index, a widely recognized, unmanaged index of common stocks that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is comprised of the smallest 2000 companies out of the 3000 largest U.S. companies. Of course, past performance does not indicate how the Fund will perform in the future. The returns for Class A, Class B and Class C Shares will differ from the Institutional Share returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B and Class C shareholders redeem all of their Fund shares at the end of the period indicated.
Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31/08 for Institutional Shares 1,2,3

Best quarter	26.91%	6/30/1999
Worst quarter	-27.72%	12/31/2008
Year-to-Date Return as of September 30, 2009:	50.37%

	Average Annual Total Returns (for the periods ended 12/31/08) [1,2,3,6]
				Since Inception
	1 Year	5 years	10 Years	(1/2/97) [4]
Institutional Shares Before Taxes	-32.63%	-2.49%	4.00%	5.93%
Return After Taxes on Distributions [5]	-33.08%	-4.93%	1.87%	3.97%
Return After Taxes on Distributions and Sale of Fund Shares [5]	-20.69%	-1.67%	3.21%	4.90%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	-28.92%	0.27%	6.11%	6.82%

[1]	In connection with the Transaction, Sterling Shares of the Small Cap Value Fund will be renamed Institutional Shares of the Small Cap Value Fund effective February 1, 2010.

[2]	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Small Cap Value Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund. The Predecessor Fund’s investment program was substantially similar to that of the Fund. The performance of the Institutional Shares would have been different because the Small Cap Value Fund’s Institutional Shares have different expenses than the predecessor’s Institutional Shares.

[3]	Both charts assume reinvestment of dividends and distributions.

[4]	Commencement of operations. Index comparisons begin on 01/31/97.

[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[6]	Class A, Class B and Class C Shares of the Small Cap Value Fund will not commence operations until February 1, 2010.
Note Regarding Class B Shares.
Class B Shares of the Acquiring and Acquired Funds are not offered for new purchases. If you currently hold a Class B Share, you may:
•	Continue as a Class B shareholder;

•	Continue to reinvest dividends and distributions into Class B Shares; and

•	Exchange your Class B Shares of a BB&T Fund for Class B Shares of other BB&T Funds, as permitted by existing exchange privileges.
Management.
Mid Cap Value Fund
BB&TAM is the adviser for the Mid Cap Value Fund. BB&TAM, located at 434 Fayetteville Street Mall 5th Floor, Raleigh, North Carolina 27601, is a wholly-owned subsidiary of BB&T Corporation (“BB&T”), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates over 1,500 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&TAM employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&TAM and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. As of September 30, 2009, BB&TAM had approximately $17.0 billion in assets under management.
Sterling serves as the sub-adviser to the Mid Cap Value Fund pursuant to a sub-advisory agreement with BB&TAM (the “Sterling Sub-Advisory Agreement”). Under the Sterling Sub-Advisory Agreement, Sterling manages the Fund, selects its investments and places all orders for purchases and sales of the Fund’s securities, subject to the direction and supervision of the Trustees and BB&TAM, any written guidelines adopted by the Trustees or BB&TAM, and furnished to Sterling, and in accordance with the Fund’s written investment restrictions.
Sterling’s address is Two Morrocroft Center, 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211. Sterling was organized as a limited liability company on January 27, 2005. Sterling, originally founded in 1970, is an affiliate of BB&TAM because it is 70% owned by the parent of BB&TAM, BB&T. As of September 30, 2009, Sterling had approximately $11.6 billion in assets under management.
Mid Cap Value Fund pays BB&TAM a fee in return for providing or arranging for the provision of investment advisory services. BB&TAM, and not Mid Cap Value Fund, pays a portion of the advisory fee it receives to Sterling in return for its sub-advisory services. For these advisory services, Mid Cap Value Fund paid the following advisory fee to BB&TAM for the fiscal year ended September 30, 2009 (as a percent of Mid Cap Value Fund’s average net assets for the fiscal year ended September 30, 2009): 0.69%.
Timothy P. Beyer, CFA, has been the Portfolio Manager and/or Co-Portfolio Manager of the Mid Cap Value Fund since July 2005. Mr. Beyer joined Sterling in 2004 and is currently an Executive Director. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund.
A discussion regarding the basis for the Trustees approving the investment advisory agreement with BB&TAM and sub-advisory agreement with Sterling is available in the Mid Cap Value Fund’s annual report to shareholders for the period ended September 30, 2009.
Small Cap Value Fund
Sterling, a North Carolina limited liability company located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211, is the investment adviser to the Small Cap Value Fund. Since April 1, 2005, Sterling has operated as an independently managed subsidiary of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered at Winston-Salem, North Carolina, which holds 70% ownership interest in Sterling. Sterling manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to oversight by the Trustees. Sterling has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970.
Small Cap Value Fund pays Sterling a fee in return for providing investment advisory services. For these advisory services, Small Cap Value Fund paid the following advisory fee to Sterling for the fiscal year ended September 30, 2009 (as a percentage of Small Cap Value Fund’s average net assets for the fiscal year ended September 30, 2009): 0.53%.
Eduardo Brea, Managing Director and Equity Portfolio Manager, is responsible for the day-to-day investment decisions of the Small Cap Value Fund. Mr. Brea joined Sterling in 1995 and has over 16 years of investment experience. Mr. Brea received a B.S. degree from the University of Florida and an M.B.A. from the University of South Florida.
A discussion regarding the basis for the Trustees approving the Small Cap Value Fund’s investment advisory agreement with Sterling is available in the Small Cap Value Fund’s annual report to shareholders for the period ended September 30, 2009.
Voting Rights. Each shareholder of the Acquired Funds is entitled to one vote per Share and a proportionate fractional vote for any fractional Share. For the Acquired Funds, with respect to the Transactions, Shares of all classes vote together as a single class. As shareholders of the considerably larger Acquiring Funds following the Transactions, the former shareholders of the Acquired Funds will possess less proportional voting power when they vote separately as Acquiring Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller Acquired Fund.

Capitalization. The following tables set forth as of September 30, 2009 (i) the capitalization of the Mid Cap Growth Fund, (ii) the capitalization of the Mid Cap Value Fund, and (iii) the pro forma capitalization of the Mid Cap Value Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:

	Mid Cap	Mid Cap	Pro Forma	Pro Forma
	Growth Fund	Value Fund	Adjustments	Combined

Net Assets
Class A	$6,155,444	$10,716,954	$—	$16,872,398
Class B	1,350,792	3,453,948	—	4,804,740
Class C	35,919	175,839	—	211,758
Institutional	80,457,149	200,330,579	—	280,787,728

Total Net Assets	$87,999,304	$214,677,320	$—	$302,676,624

Shares Outstanding
Class A	774,639	991,547	(205,218)	1,560,968
Class B	183,554	333,620	(53,079)	464,095
Class C	4,872	17,010	(1,397)	20,485
Institutional	9,428,147	18,445,895	(2,019,843)	25,854,199

Total Shares Outstanding (a)	10,391,212	19,788,072	(2,279,537)	27,899,747

Net Asset Value Per Share
Class A	$7.95	$10.81		$10.81
Class B	$7.41	$10.35		$10.35
Class C	$7.42	$10.34		$10.34
Institutional	$8.58	$10.86		$10.86

(a)	Reflects change in shares outstanding due to reduction of Class A, B, C and Institutional Shares of Mid Cap Growth Fund in exchange for Class A, B, C and Institutional Shares, respectively, of Mid Cap Value Fund at September 30, 2009.
The table set forth above should not be relied upon to calculate the number of shares to be received in the Transaction; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Transaction.

The following tables set forth as of September 30, 2009 (i) the capitalization of the Small Cap Fund, (ii) the capitalization of the Small Cap Value Fund, and (iii) the pro forma capitalization of the Small Cap Value Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:

		Small Cap	Pro Forma	Pro Forma
	Small Cap Fund	Value Fund (b)	Adjustments	Combined

Net Assets
Class A	$4,891,769	$—	$—	$4,891,769
Class B	1,126,831	—	—	1,126,831
Class C	13,935	—	—	13,935
Institutional (c)	23,747,427	25,789,893	—	49,537,320

Total Net Assets	$29,779,962	$25,789,893	$—	$55,569,855

Shares Outstanding
Class A	538,193	—	(61,932)	476,261
Class B	130,551	—	(20,843)	109,708
Class C	1,618	—	(261)	1,357
Institutional (c)	2,578,375	2,510,892	(266,335)	4,822,932

Total Shares Outstanding (a)	3,248,737	2,510,892	(349,371)	5,410,258

Net Asset Value Per Share
Class A	$9.09	n/a		$10.27
Class B	$8.63	n/a		$10.27
Class C	$8.61	n/a		$10.27
Institutional (c)	$9.21	$10.27		$10.27

(a)	Reflects change in shares outstanding due to reduction of Class A, B, C and Institutional Shares of Small Cap Fund in exchange for Class A, B, C and Institutional Shares, respectively, of Small Cap Value Fund at September 30, 2009.

(b)	Small Cap Value Fund’s Class A, B and C Shares have not yet commenced operations as of the date of this Proxy Statement/Prospectus, and there are not currently any Net Assets, Shares Outstanding, and Net Asset Values Per Share for the Small Cap Value Fund’s Class A, B and C Shares. Class A, B and C Shares of the Small Cap Value Fund will not commence operations until February 1, 2010.

(c)	In connection with the Transaction, Sterling Shares of the Small Cap Value Fund will be renamed Institutional Shares effective February 1, 2010.
The table set forth above should not be relied upon to calculate the number of shares to be received in the Transaction; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Transaction.

Service Providers. The administrator for the Funds is BB&TAM, located at 434 Fayetteville Street Mall 5th Floor, Raleigh, North Carolina 27601. PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the sub-administrator for the Funds. BB&T AM Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as principal underwriter for the Funds.
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Acquired and Acquiring Fund’s financial performance for the past five years or the period of each Fund’s operations, if shorter. Certain information reflects financial results for a single Fund Share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [KPMG LLP], the Funds’ independent registered public accounting firm.

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions						Ratios/Supplementary Data
				Net							Total			Ratio of net
	Net Asset	Net		realized/							Return		Ratio of net	investment	Ratio of
	Value,	investment		unrealized gain	Total from	Net	Net realized			Net Asset	(excludes	Net Assets,	expenses to	income (loss) to	expenses to	Portfolio
	Beginning	income		(losses) on	Investment	investment	gains on	Return of	Total	Value, End	sales	End of Year	average net	average net	average net	turnover
	of Year	(loss) (a)		investments	Actvities	income	investments	Capital	Distributions	of Year	charges)	(000)	assets	assets	assets(g)	rate(h)
Mid Cap Growth Fund — Class A Shares
Year Ended September 30, 2009	$9.93	(0.03)		(1.57)	(1.60)	—	(0.33)	(0.05)	(0.38)	$7.95	-15.14%	$6,155	1.23%	-0.46%	1.27%	173.21%
Year Ended September 30, 2008	$14.84	(0.08)		(3.80)	(3.88)	—	(1.03)	—	(1.03)	$9.93	-28.33%	$8,093	1.15%	-0.58%	1.19%	218.03%
Year Ended September 30, 2007	$12.45	(0.06)		4.11	4.05	(0.01)	(1.65)	—	(1.66)	$14.84	36.19%	$11,174	1.17%	-0.49%	1.21%	134.95%
Year Ended September 30, 2006	$13.90	(0.01)		— (b)	(0.01)	(0.02)	(1.42)	—	(1.44)	$12.45	-0.49%	$10,381	1.14%	-0.07%	1.19%	140.90%
Year Ended September 30, 2005	$10.95	(0.09)		3.18	3.09	—	(0.14)	—	(0.14)	$13.90	28.45%	$10,444	1.14%	-0.71%	1.26%	92.74%

Mid Cap Growth Fund — Class B Shares
Year Ended September 30, 2009	$9.31	(0.08)		(1.49)	(1.57)	—	(0.33)	(0.05)	(0.33)	$7.41	-15.86%	$1,351	1.98%	-1.20%	2.02%	173.21%
Year Ended September 30, 2008	$14.06	(0.16)		(3.56)	(3.72)	—	(1.03)	—	(1.03)	$9.31	-28.79%	$2,093	1.90%	-1.32%	1.94%	218.03%
Year Ended September 30, 2007	$11.95	(0.15)		3.91	3.76	—	(1.65)	—	(1.65)	$14.06	35.13%	$2,697	1.92%	-1.24%	1.96%	134.95%
Year Ended September 30, 2006	$13.47	(0.11)		0.01 (c)	(0.10)	—	(1.42)	—	(1.42)	$11.95	-1.23%	$2,377	1.89%	-0.83%	1.94%	140.90%
Year Ended September 30, 2005	$10.70	(0.17)		3.08	2.91	—	(0.14)	—	(0.14)	$13.47	27.42%	$2,395	1.91%	-1.46%	2.01%	92.74%

Mid Cap Growth Fund — Class C Shares
Year Ended September 30, 2009	$9.32	(0.08)		(1.49)	(1.57)	—	(0.33)	(0.05)	(0.33)	$7.42	-15.85%	$36	1.96%	-1.20%	2.01%	173.21%
Year Ended September 30, 2008	$14.08	(0.16)		(3.57)	(3.73)	—	(1.03)	—	(1.03)	$9.32	-28.82%	$28	1.90%	-1.35%	1.94%	218.03%
Year Ended September 30, 2007	$11.96	(0.15)		3.92	3.77	—	(1.65)	—	(1.65)	$14.08	35.19%	$46	1.92%	-1.23%	1.96%	134.95%
Year Ended September 30, 2006	$13.47	(0.09)		— (b)	(0.09)	—	(1.42)	—	(1.42)	$11.96	-1.15%	$33	1.88%	-0.70%	1.93%	140.90%
Year Ended September 30, 2005	$10.70	(0.17)		3.08	2.91	—	(0.14)	—	(0.14)	$13.47	27.42%	$77	1.91%	-1.46%	2.00%	92.74%

Mid Cap Growth Fund — Institutional Shares
Year Ended September 30, 2009	$10.60	(0.01	)(b)	(1.68)	(1.69)	—	(0.33)	(0.05)	(0.33)	$8.58	-15.04%	$80,457	0.98%	-0.20%	1.02%	173.21%
Year Ended September 30, 2008	$15.73	(0.04)		(4.06)	(4.10)	—	(1.03)	—	(1.03)	$10.60	-28.12%	$162,072	0.90%	-0.31%	0.94%	218.03%
Year Ended September 30, 2007	$13.09	(0.04)		4.35	4.31	(0.02)	(1.65)	—	(1.67)	$15.73	36.43%	$197,736	0.90%	-0.25%	0.94%	134.95%
Year Ended September 30, 2006	$14.51	0.02		0.02 (c)	0.04	(0.04)	(1.42)	—	(1.46)	$13.09	-0.15%	$132,677	0.89%	0.17%	0.94%	140.90%
Year Ended September 30, 2005	$11.40	(0.06)		3.31	3.25	—	(0.14)	—	(0.14)	$14.51	28.73%	$126,785	0.91%	-0.46%	1.01%	92.74%

Mid Cap Value Fund — Class A Shares
Year Ended September 30, 2009	$10.50	0.02		0.31	0.33	(0.02)	—	—	(0.02)	$10.81	3.24%	$10,717	1.21%	0.19%	1.26%	46.83%
Year Ended September 30, 2008	$14.93	0.02		(3.07)	(3.05)	(0.02)	(1.36)	—	(1.38)	$10.50	-22.00%	$28,068	1.14%	0.17%	1.18%	65.74%
Year Ended September 30, 2007	$13.49	0.04		2.13	2.17	(0.04)	(0.69)	—	(0.73)	$14.93	16.48%	$16,811	1.16%	0.27%	1.20%	58.59%
Year Ended September 30, 2006	$13.35	0.03		1.60	1.63	(0.04)	(1.45)	—	(1.49)	$13.49	13.18%	$13,393	1.13%	0.23%	1.18%	53.92%
Year Ended September 30, 2005	$15.40	0.13		3.04	3.17	(0.13)	(5.09)	—	(5.22)	$13.35	20.82%	$12,361	1.15%	0.76%	1.25%	126.99%

Mid Cap Value Fund — Class B Shares
Year Ended September 30, 2009	$10.14	(0.05)		0.27	0.22	(0.01)	—	—	(0.01)	$10.35	2.17%	$3,454	1.96%	-0.60%	2.01%	46.83%
Year Ended September 30, 2008	$14.55	(0.07)		(2.98)	(3.05)	—	(1.36)	—	(1.36)	$10.14	-22.60%	$4,136	1.89%	-0.58%	1.93%	65.74%
Year Ended September 30, 2007	$13.23	(0.07)		2.08	2.01	— (b)	(0.69)	—	(0.69)	$14.55	15.58%	$6,112	1.91%	-0.48%	1.95%	58.59%
Year Ended September 30, 2006	$13.16	(0.07)		1.59	1.52	— (b)	(1.45)	—	(1.45)	$13.23	12.38%	$5,391	1.89%	-0.53%	1.93%	53.92%
Year Ended September 30, 2005	$15.30	—	(b)	3.02	3.02	(0.07)	(5.09)	—	(5.16)	$13.16	19.94%	$4,534	1.89%	0.02%	1.99%	126.99%

Mid Cap Value Fund — Class C Shares
Year Ended September 30, 2009	$10.14	(0.05)		0.26	0.21	(0.01)	—	—	(0.01)	$10.34	2.08%	$176	1.96%	-0.59%	2.01%	46.83%
Year Ended September 30, 2008	$14.55	(0.07)		(2.98)	(3.05)	—	(1.36)	—	(1.36)	$10.14	-22.59%	$328	1.89%	-0.60%	1.93%	65.74%
Year Ended September 30, 2007	$13.23	(0.07)		2.08	2.01	— (b)	(0.69)	—	(0.69)	$14.55	15.60%	$1,126	1.91%	-0.49%	1.95%	58.59%
Year Ended September 30, 2006	$13.16	(0.07)		1.59	1.52	— (b)	(1.45)	—	(1.45)	$13.23	12.38%	$743	1.89%	-0.53%	1.93%	53.92%
Year Ended September 30, 2005	$15.30	—	(b)	3.02	3.02	(0.07)	(5.09)	—	(5.16)	$13.16	19.97%	$351	1.90%	0.01%	2.00%	126.99%

Mid Cap Value Fund — Institutional Shares
Year Ended September 30, 2009	$10.56	0.04	(b)	0.29	0.33	(0.03)	—	—	(0.03)	$10.86	3.21%	$200,331	0.96%	0.44%	1.02%	46.83%
Year Ended September 30, 2008	$15.00	0.05		(3.10)	(3.05)	(0.03)	(1.36)	—	(1.39)	$10.56	-21.87%	$163,840	0.89%	0.43%	0.93%	65.74%
Year Ended September 30, 2007	$13.54	0.08		2.13	2.21	(0.06)	(0.69)	—	(0.75)	$15.00	16.75%	$243,437	0.91%	0.53%	0.95%	58.59%
Year Ended September 30, 2006	$13.38	0.06		1.62	1.68	(0.07)	(1.45)	—	(1.52)	$13.54	13.52%	$209,685	0.89%	0.48%	0.93%	53.92%
Year Ended September 30, 2005	$15.41	0.17		3.05	3.22	(0.16)	(5.09)	—	(5.25)	$13.38	21.14%	$172,295	0.89%	1.02%	0.99%	126.99%

		Investment Activities				Distributions							Ratios/Supplementary Data
				Net							Total					Ratio of net
	Net Asset	Net		realized/							Return			Ratio of net		investment		Ratio of
	Value,	investment		unrealized gain	Total from	Net	Net realized			Net Asset	(excludes		Net Assets,	expenses to		income (loss) to		expenses to		Portfolio
	Beginning	income		(losses) on	Investment	investment	gains on	Return of	Total	Value, End	sales		End of Year	average net		average net		average net		turnover
	of Year	(loss) (a)		investments	Actvities	income	investments	Capital	Distributions	of Year	charges)***		(000)	assets		assets		assets(g)		rate(h)
Small Cap Fund — Class A Shares
Year Ended September 30, 2009	$11.35	(0.04)		(2.22)	(2.26)	—	—	—	—	$9.09	-19.91%		$4,892	1.41%		-0.47%		1.89%		137.20%
Year Ended September 30, 2008	$14.92	(0.03)		(2.34)	(2.37)	—	(1.20)	—	(1.20)	$11.35	-16.80%		$6,814	1.28%		-0.23%		1.73%		94.93%
Year Ended September 30, 2007	$15.11	0.07		0.73	0.80	(0.08)	(0.91)	—	(0.99)	$14.92	5.13%		$8,839	1.31%		0.42%		1.76%		46.54%
Year Ended September 30, 2006	$16.38	—	(b)	1.06	1.06	(0.03)	(2.30)	—	(2.33)	$15.11	6.96%		$9,353	1.28%		-0.03%		1.77%		43.25%
Year Ended September 30, 2005	$14.21	0.11		2.62	2.73	(0.14)	(0.42)	—	(0.56)	$16.38	19.64%		$1,604	1.29%		0.69%		1.77%		8.39%

Small Cap Fund — Class B Shares
Year Ended September 30, 2009	$10.86	(0.09)		(2.14)	(2.23)	—	—	—	—	$8.63	-20.53%		$1,127	2.16%		-1.20%		2.39%		137.20%
Year Ended September 30, 2008	$14.43	(0.12)		(2.25)	(2.37)	—	(1.20)	—	(1.20)	$10.86	-17.42%		$1,960	2.03%		-1.00%		2.23%		94.93%
Year Ended September 30, 2007	$14.73	(0.05)		0.72	0.67	(0.06)	(0.91)	—	(0.97)	$14.43	4.37%		$3,393	2.06%		-0.31%		2.26%		46.54%
Year Ended September 30, 2006	$16.11	(0.12)		1.05	0.93	(0.01)	(2.30)	—	(2.31)	$14.73	6.19%		$4,092	2.04%		-0.79%		2.28%		43.25%
Year Ended September 30, 2005	$14.06	—	(b)	2.58	2.58	(0.11)	(0.42)	—	(0.53)	$16.11	18.79%		$259	2.05%		0.00%		2.27%		8.39%

Small Cap Fund — Class C Shares
Year Ended September 30, 2009	$10.84	(0.09)		(2.14)	(2.23)	—	—	—	—	$8.61	-20.57%		$14	2.14%		-1.22%		2.38%		137.20%
Year Ended September 30, 2008	$14.41	(0.12)		(2.25)	(2.37)	—	(1.20)	—	(1.20)	$10.84	-17.44%		$12	2.03%		-0.98%		2.23%		94.93%
Year Ended September 30, 2007	$14.71	(0.06)		0.73	0.67	(0.06)	(0.91)	—	(0.97)	$14.41	4.37%		$26	2.06%		-0.41%		2.26%		46.54%
Year Ended September 30, 2006	$16.10	(0.11)		1.03	0.92	(0.01)	(2.30)	—	(2.31)	$14.71	6.17%		$20	2.03%		-0.76%		2.27%		43.25%
Year Ended September 30, 2005	$14.06	(0.02)		2.60	2.58	(0.12)	(0.42)	—	(0.54)	$16.10	18.71%		$4	2.04%		-0.12%		2.25%		8.39%

Small Cap Fund — Institutional Shares
Year Ended September 30, 2009	$11.47	(0.02	)(b)	(2.24)	(2.26)	—	—	—	—	$9.21	-19.70%		$23,747	1.16%		-0.21%		1.39%		137.20%
Year Ended September 30, 2008	$15.03	—	(b)	(2.36)	(2.36)	—	(1.20)	—	(1.20)	$11.47	-16.60%		$33,901	1.03%		-0.01%		1.23%		94.93%
Year Ended September 30, 2007	$15.19	0.10		0.75	0.85	(0.10)	(0.91)	—	(1.01)	$15.03	5.43%		$82,389	1.06%		0.62%		1.26%		46.54%
Year Ended September 30, 2006	$16.44	0.05		1.05	1.10	(0.05)	(2.30)	—	(2.35)	$15.19	7.23%		$110,722	1.02%		0.30%		1.26%		43.25%
Year Ended September 30, 2005	$14.23	0.16		2.62	2.78	(0.15)	(0.42)	—	(0.57)	$16.44	19.99%		$61,046	1.05%		1.07%		1.28%		8.39%

Sterling Capital Small Cap Value Fund — Sterling Shares*
Year Ended September 30, 2009	$9.89	0.02		0.65	0.67	—	(0.29)	—	(0.29)	$10.27	8.68%		$25,790	1.42%		0.23%		1.79%		89%
Year Ended September 30, 2008	$14.68	—	(b)	(2.24)	(2.24)	—	(2.55)	—	(2.55)	$9.89	-17.16%		$22,635	1.26%		0.01%		1.40%		64%
Period Ended September 30, 2007**	$18.36	(0.01)		0.68	0.67	—	(4.35)	—	(4.35)	$14.68	3.67	%(d)	$45,453	1.18	%(e)	-0.07	%(e)	1.41	%(e)	82	%(d)
Year Ended October 31, 2006	$18.22	(0.04)		3.09	3.05	(0.02)	(2.89)	—	(2.91)	$18.36	19.31%		$60,737	1.25	%(f)	-0.26%		1.63%		56%
Year Ended October 31, 2005	$18.33	0.01		1.61	1.62	—	(1.73)	—	(1.73)	$18.22	9.24%		$99,201	1.25	%(f)	0.06%		1.47%		45%
Year Ended October 31, 2004	$16.17	0.07		2.61	2.68	(0.07)	(0.45)	—	(0.52)	$18.33	17.03%		$247,954	1.25%		0.33%		1.36%		41%

*	Sterling Shares of the Sterling Capital Small Cap Value Fund are renamed Institutional Shares as part of the Reorganization.

**	Sterling Capital Small Cap Value Fund’s fiscal year-end changed from October 31 to September 30, effective September 30, 2007.

***	Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Total return would have been lower if the Advisor did waive a portion of its fee. The performance for the Sterling Capital Small Cap Value Fund prior to December 18, 2006 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Small Cap Value Fund, a series of the Advisor’s Inner Circle Fund which transferred all of its assets and liabilities to the Sterling Capital Small Cap Value Fund pursuant to a reorganization.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method except for the year ended October 31, 2004 in the Sterling Small Cap Value Fund which utilized the SEC method.

(b)	Amount is less than $0.005.

(c)	The amount shown for a share outstanding throughout the period does not accord with the changes in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(d)	Not annualized.

(e)	Annualized.

(f)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would not significantly differ.

(g)	During the period certain fees were reduced. If such reduction had not occurred, the ratios would have been as indicated.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Information Filed With The Securities And Exchange Commission. BB&T Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by BB&T Funds can be inspected and copied at the public reference facilities of the SEC at 100 F St., N.E. Washington, D.C. 20549. Copies of such materials can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.
VOTING INFORMATION
Proxies are being solicited from shareholders of the Mid Cap Growth Fund and Small Cap Fund by the Trustees of BB&T Funds for the Joint Special Meeting of shareholders to be held on January 26, 2010, at the offices of PNCGIS at 99 High Street, 27th Floor, Boston, Massachusetts 02110 at 10:00 a.m. Eastern time, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy is being mailed to shareholders on or about [December 23, 2009]. The costs of the proxy materials and proxy solicitations will be borne by Sterling. A proxy may be revoked at any time at or before the meeting by submitting to BB&T Funds a subsequently dated proxy, delivering a written notice of revocation to BB&T Funds at 434 Fayetteville Street Mall, 5th Floor Raleigh, North Carolina 27601-0575, or at the Joint Special Meeting of Shareholders at PNCGIS, 9 High Street, 27th Floor, Boston, Massachusetts 02110, or as otherwise described in the “Introduction” above. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposals set forth in the Notice of Joint Special Meeting.
Each Transaction contemplated by the Reorganization Plans will be consummated only if: (1) a quorum is present (except as otherwise provided by law, to constitute a quorum for the transaction of business at a shareholders’ meeting, there must be present, in person or by proxy, holders of a majority of the total number of Shares of an Acquired Fund then outstanding and entitled to vote at the meeting); (2) approved by the affirmative vote of a majority of votes cast by each Acquired Fund as described below; and (3) the other closing conditions set forth in each Reorganization Plan are satisfied. In the event the shareholders do not approve one or both of the Transactions, the Trustees of BB&T Funds will consider possible alternative arrangements in the best interests of BB&T Funds and their shareholders. Each Transaction is not contingent on the approval of the other Transaction.
Proxies are being solicited by mail and/or by phone or electronically. Shareholders of record of each Acquired Fund at the close of business on November 17, 2009, will be entitled to vote at the Joint Special Meeting of shareholders or any adjournment thereof. Each shareholder of the Acquired Funds is entitled to one vote per Share and a proportionate fractional vote for any fractional Share. Approval of Proposal A requires the affirmative vote of the lesser of: (a) 67% or more of the outstanding Shares of the Acquired Fund present at the Joint Special Meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (b) more than 50% of the outstanding Shares of the Acquired Fund.

As of November 17, 2009, there were outstanding the following amount of Shares of Institutional, Class A, Class B or Class C Class of the Mid Cap Growth Fund and the Small Cap Fund:

Mid Cap Growth Fund:	8,838,997.367 Institutional Shares
774,187.864 Class A Shares
179,692.332 Class B Shares
9,101.565 Class C Shares

Small Cap Fund:	2,570,787.907 Institutional Shares
530,841.778 Class A Shares
126,485.979 Class B Shares
1,730.696 Class C Shares
Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by BB&T Funds. The inspector of election will count the total number of votes cast “for” approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count Shares represented by proxies that reflect abstentions as Shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count “broker non-votes” (i.e., Shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as Shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as “against” votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.
The Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees’ intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

INTERESTS OF CERTAIN PERSONS IN THE TRANSACTION
The information in the following table shows, to the best of the knowledge of BB&T Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class, if applicable. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transactions calculated on the basis of holdings as of the November 17, 2009 record date. Those shareholders who beneficially own 25% or more of the outstanding shares of a fund may be deemed to be controlling persons of that fund under the 1940 Act. In this context, “control” shall mean (1) the beneficial ownership, either directly or through one or more controlled companies of more than 25% of the voting securities of a company; (2) the acknowledgement or assertion by either the controlled or controlling party of the existence of control; or (3) an adjudication under §2(a)(9) of the 1940 Act which has become final, that control exists.

		Approximate	Approximate
	Percent of	Percent of	Percent of	Percent of
	Record	Beneficial	Record	Beneficial
	Ownership	Ownership	Ownership	Ownership
	as of	as of	Upon	Upon
Name and Address	11/17/2009	11/17/2009	Consummation	Consummation
Mid Cap Growth Fund — Class B Shares
Nhan Nguyen Quach	8.46%
7984 Lakeview Drive Denver, NC 28037
Mid Cap Growth Fund — Class C Shares
Ridge Clearing and Outsourcing	24.20%
2 Journal Sq. Plaza Jersey City, NJ 07306
Ridge Clearing and Outsourcing	21.54%
2 Journal Sq. Plaza Jersey City, NJ 07306
Ridge Clearing and Outsourcing	18.61%
2 Journal Sq. Plaza Jersey City, NJ 07306
Ridge Clearing and Outsourcing	16.18%
2 Journal Sq. Plaza Jersey City, NJ 07306
PFPC Trust Co Cust FBO	8.80%
Deborah Ann Joyner Simple IRA 286 Fox Run Cir Bowling Green, KY 42104-8516
Pershing LLC	5.50%
P.O. Box 2052 Jersey City, NJ 07303-9998
Mid Cap Growth Fund — Institutional Class Shares
NFS LLC FEBO	57.79%
Branch Banking & Trust Co 434 Fayette Street Mall, 8th Floor Raleigh, NC 27601
NFS LLC FEBO	18.36%
BBT Co DBA Wilbranch & Co FBO Non-ERISA Clients Cash PO Box 2887 Wilson, NC 27894-2887
NFS LLC FEBO	10.57%
BBT Co DBA Wilbranch & CO FBO Non-ERISA Clients REinv PO Box 2887 Wilson, NC 27894-2887
Mid Cap Value Fund — Class A Shares
Lane County 457 Deferred Comp Trust	9.95%
C/O Fascore LLC 8515 E Orchard Rd 2T2 Greenwood Village Co 80111-5002
Mid Cap Value Fund — Class C Shares
NFS LLC FEBO	12.99%
FBO Bert C. Palmer 4539 Shincke Road NE Olympia, WA 98506
Donaldson Lufkin Jenrette	12.06%
Securities Corporation Inc PO Box 2052 Jersey City, NJ 07303-2052
Theodora J Kurcaba	11.97%
RR1 Box 163-C Terra Alta, WV 26764-9635
Donaldson Lufkin Jenrette	10.52%
Securities Corporation Inc PO Box 2052 Jersey City, NJ 07303-2052
PFPC Trust Co Cust FBO	5.65%
Harry S Tucker SEP IRA 5509 Toledo Ave Charleston, WV 25304-2327
Mid Cap Value Fund — Institutional Class Shares
NFS LLC FEBO	38.56%
Branch Banking & Trust Co 434 Fayetteville Street Mall, 8th Floor Raleigh, NC 27601
Vanguard Fiduciary Trust Co	8.72%
400 Devon Park Dr Wayne, PA 19087-1816
NFS LLC FEBO	7.65%
BBT Co DBA Wilbranch & Co FBO Non-ERISA Clients REINV PO Box 2887 Wilson, NC 27894-2887
NFS LLC FEBO	6.52%
BBT Co DBA Wilbranch & CO FBO Non-ERISA Clients Cash PO Box 2887 Wilson, NC 27894-2887
Small Cap Fund — Class C
PFPC Trust Co Cust FBO	16.90%
Wesley Bryan 648 Rollingwood Drive Stone Mountain, GA 30087
PFPC Trust Co Cust FBO	16.77%
Michael E Leonard Roth IRA 5248 Norvella Ave Norfold, VA 23513-1544
PFPC Trust Co Cust FBO	15.13%
Vicki S Courtemanche Roth IRA 192 Newtown Road Virginia Beach, VA 23462
PFPC Trust Co Cust Simple IRA FBO	13.09%
Aimee D Ridgway 7504 Chippenham Ct Raleigh, NC 27613-3603
Mark F Muething	9.96%
6510 Kincaid Rd CIncinnaiti, OH 45213-112
PFPC Trust Co Cust FBO	7.28%
Kevin B Weeks Simple IRA 1045 Delmont Ter Roswell, GA 30075-3805
Cust Kayla V Busby	7.21%
UGMA NC 1111 Autumnwood Ln Charlotte, NC 28213-5723
PFPC Trust Co Cust FBO	6.58%
Judy J Mitchell Simple IRA 1088 W Dalton Rd King, NC 27021-9533
Small Cap Fund — Institutional Class Shares
NFS LLC FEBO	53.89%
Branch Banking & Trust Co 434 Fayetteville Street Mall, 8th Floor Raleigh, NC 27601
NFS LLC FEBO	25.67%
BBT CO DBA WIlbranch & Co FBO Non-ERISA Clients Reinv PO Box 2887 Wilson, NC 27894-2887
NFS LLC FEBO	13.35%
BBT CO DBA Wilbranch & CO FOB Non-ERISA Clients Cash PO Box 2887 Wilson, NC 27894-2887
Small Cap Value Fund — Sterling Shares*
First Union National Bank	28.72%
Omnibus Reinvest Reinvest 1525 West WT Harris Blvd Charlotte, NC 28288-0001
Ameritrade Inc for the Exclusive Benefit of Our	18.24%
Customers PO Box 2226 Omaha, NE 68103-2226
Charles Schwab & Co Inc	17.51%
Reinvest Account ATTN Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151

*	Sterling Shares of the Small Cap Value Fund will be renamed Institutional Shares as of February 1, 2010.
[To the best of our knowledge, as of December 31, 2008, the officers and Trustees of BB&T Funds as a group beneficially owned less than 1% of the outstanding Shares of Institutional, Sterling, Class A, Class B or Class C Shares of any of the Acquired Funds or Acquiring Funds.]
[Except as noted above in the table, to each Fund’s knowledge, no persons owned of record 5% or more of any class of shares of the respective Fund. Any shareholder who holds beneficially 25% or more of the outstanding common shares of a Fund may be deemed to control the Fund until such time as it holds beneficially less than 25% of the outstanding common shares of the Fund. Any entity controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote, including the vote to approve the Plan, and may be able to take action regarding the Fund without the consent or approval of the other shareholders.]
THE BOARD OF TRUSTEES OF BB&T FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS APPROVAL OF THE REORGANIZATION PLANS.

APPENDIX A
BB&T FUNDS
BB&T Mid Cap Growth Fund and
BB&T Mid Cap Value Fund
AGREEMENT AND PLAN OF REORGANIZATION
     This Agreement and Plan of Reorganization, having been approved by the Board of Trustees of BB&T Funds, is made as of [______], 2010 between BB&T Funds, on behalf of its series BB&T Mid Cap Growth Fund and BB&T Mid Cap Value Fund, and Sterling Capital Management LLC (“Sterling”) (the “Plan”). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.
1. Overview of Plan of Reorganization.
     (a) BB&T Mid Cap Growth Fund (“Mid Cap Growth Fund”) will sell, assign, convey, transfer and deliver to BB&T Mid Cap Value Fund (“Mid Cap Value Fund”), and Mid Cap Value Fund will acquire, on the Exchange Date (as defined in Section 7 of this Plan), all of the properties and assets existing at the Valuation Time (as defined in Section 4 of this Plan) in Mid Cap Growth Fund, subject to liabilities.
     In consideration therefor, Mid Cap Value Fund shall, on the Exchange Date, assume all of the liabilities of Mid Cap Growth Fund existing at the Valuation Time and transfer to Mid Cap Growth Fund a number of full and fractional units of beneficial interest (“Shares”) (such Shares being Institutional, Class A, Class B or Class C Shares) of Mid Cap Value Fund having an aggregate net asset value equal to the value of the assets of Mid Cap Growth Fund transferred to Mid Cap Value Fund on such date less the value of all of the liabilities of Mid Cap Growth Fund assumed by Mid Cap Value Fund on that date. It is intended that the reorganization described in this Plan shall be a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).
     (b) Upon consummation of the transaction described in paragraph 1(a) of this Plan, Mid Cap Growth Fund in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Mid Cap Value Fund Shares received by it, each shareholder being entitled to receive that number of such Mid Cap Value Fund Shares equal to the total of (i) the proportion which the number of Shares of Mid Cap Growth Fund held by such shareholder bears to the number of such Shares of Mid Cap Growth Fund outstanding on such date multiplied by (ii) the total number of Mid Cap Value Fund Shares received by the Mid Cap Growth Fund, as of the Exchange Date. Mid Cap Growth Fund shareholders of record holding Institutional, Class A, Class B or Class C Shares will receive Institutional, Class A, Class B or Class C Shares, respectively, of Mid Cap Value Fund.
2. Representations and Warranties of BB&T Funds. Each of BB&T Funds, Mid Cap Value Fund and Mid Cap Growth Fund warrant to and agree that:
     (a) BB&T Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Plan. Each of BB&T Funds, Mid Cap Growth Fund and Mid Cap Value Fund is not required to qualify as a foreign association in any jurisdiction. Each of BB&T Funds, Mid Cap Growth Fund and Mid Cap Value Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on business as now being conducted and to fulfill the terms of this Plan, except as set forth in Section 2(k).
     (b) BB&T Funds is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each of Mid Cap Growth Fund and Mid Cap Value Fund for the fiscal year ended September 30, 2009, fairly present the financial position of each of Mid Cap Growth Fund and Mid Cap Value Fund as of such date, and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.
     (d) The prospectuses of each of Mid Cap Growth Fund and Mid Cap Value Fund dated February 1, 2009, as amended, as filed with the Securities and Exchange Commission (the “Commission”) (the “Prospectuses”) and the Statement of Additional Information for BB&T Funds, dated February 1, 2009, as amended (the “Statement of Additional Information”), as filed with the Commission, did not as of such date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. As of the Exchange Date, the Prospectuses and Statement of Additional Information then in effect will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of BB&T Funds, Mid Cap Growth Fund or Mid Cap Value Fund, overtly threatened against BB&T Funds, Mid Cap Growth Fund or Mid Cap Value Fund, which assert liability on the part of BB&T Funds, Mid Cap Growth Fund or Mid Cap Value Fund.
     (f) There are no material contracts outstanding to which BB&T Funds, Mid Cap Growth Fund or Mid Cap Value Fund is a party, other than as disclosed in the currently effective BB&T Funds registration statement on Form N-1A (which includes the Prospectuses, Statement of Additional Information and Part C of Form N-1A), or in the registration statement on Form N-14 of BB&T Funds on behalf of Mid Cap Value Fund (which contains the prospectus of Mid Cap Value Fund and the proxy statement of Mid Cap Growth Fund relating to the transactions described herein, the “Registration Statement”).
     (g) Mid Cap Growth Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of September 30, 2009, referred to above and those incurred in the ordinary course of the business of BB&T Funds as an investment company or Mid Cap Growth Fund since such date. Prior to the Exchange Date, Mid Cap Growth Fund will advise Mid Cap Value Fund of all known material liabilities, contingent or otherwise, incurred by it subsequent to September 30, 2009, whether or not incurred in the ordinary course of business.
     (h) BB&T Funds and each of Mid Cap Growth Fund and Mid Cap Value Fund have filed all federal and other tax returns which have been required to be filed by Mid Cap Growth Fund or Mid Cap Value Fund, respectively, and have paid or will pay all federal and other taxes shown to be due on such returns or on any assessments received by Mid Cap Growth Fund or Mid Cap Value Fund, respectively. Each of Mid Cap Growth Fund and Mid Cap Value Fund (i) has adequately provided for all tax liabilities on its books, (ii) has not had any tax deficiency or liability asserted against it, or question with respect thereto raised, and (iii) is not under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.
     (i) As used in this Plan, the term “Investments” shall mean the Mid Cap Growth Fund’s investments shown on the schedule of its portfolio investments as of September 30, 2009, referred to in Section 2(c) hereof, as supplemented with such changes as BB&T Funds or the Mid Cap Growth Fund shall make after September 30, 2009, which changes shall be disclosed to BB&T Funds and the Mid Cap Value Fund, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

     (j) Each of Mid Cap Growth Fund and Mid Cap Value Fund has elected to qualify and has qualified as, and has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Section 851 of the Code in respect of each taxable year since the commencement of operations, and will continue to so qualify and meet such requirements at all times through the Exchange Date. Neither Mid Cap Growth Fund nor Mid Cap Value Fund has at any time since its inception been liable (nor is it now liable) for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each of Mid Cap Growth Fund and Mid Cap Value Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder.
     (k) No consent, approval, authorization or order of any governmental authority is required for the consummation by BB&T Funds, Mid Cap Growth Fund or Mid Cap Value Fund of the transaction contemplated by this Plan, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities or Blue Sky laws or the Hart-Scott-Rodino Antitrust Improvements Act of 1976.
     (l) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), BB&T Funds on behalf of Mid Cap Value Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of Mid Cap Growth Fund to be transferred to Mid Cap Value Fund pursuant to this Plan.
     (m) As of the effective date of the Registration Statement, the Registration Statement: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information furnished by Mid Cap Growth Fund or Mid Cap Value Fund for use in the Registration Statement.
     (n) Mid Cap Value Fund Shares to be issued to shareholders of Mid Cap Growth Fund have been duly authorized and, when issued and delivered pursuant to this Plan and the Registration Statement, will be legally and validly issued and will be fully paid and nonassessable by BB&T Funds and no shareholder of BB&T Funds will have any preemptive right of subscription or purchase in respect thereof.
     (o) The issuance of Mid Cap Value Fund Shares pursuant to this Plan will be in compliance with all applicable federal and state securities laws.
     3. Reorganization. (a) Subject to the requisite approval of the shareholders of Mid Cap Growth Fund (in respect of the Mid Cap Growth Fund Reorganization, as hereafter defined) and to the other terms and conditions contained herein (including Mid Cap Growth Fund’s obligation described in Section 9(j) hereof to distribute to its respective shareholders all of its undistributed investment company taxable income (as defined in Section 852 of the Code), if any, and net capital gain (as defined in Section 1222 of the Code)), Mid Cap Growth Fund will agree to sell, assign, convey, transfer and deliver to Mid Cap Value Fund, and Mid Cap Value Fund will agree to acquire from Mid Cap Growth Fund, on the Exchange Date all of the Investments and all of the cash and other assets of Mid Cap Growth Fund, subject to liabilities, in exchange for that number of Shares of Mid Cap Value Fund provided for in Section 4 and the assumption by Mid Cap Value Fund of all of the liabilities of Mid Cap Growth Fund. Pursuant to this Plan, Mid Cap Growth Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Mid Cap Value Fund Shares received by it to its shareholders in exchange for their respective Shares of Mid Cap Growth Fund.
     (b) BB&T Funds, on behalf of Mid Cap Growth Fund, will pay or cause to be paid to Mid Cap Value Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Mid Cap Value Fund hereunder. BB&T Funds, on behalf of Mid Cap Growth Fund, will transfer to Mid Cap Value Fund any rights, stock dividends, or other securities received by Mid

Cap Growth Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends, and other securities shall be deemed included in the assets transferred to Mid Cap Value Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Mid Cap Growth Fund acquired by Mid Cap Value Fund.
     4. Exchange Date; Valuation Time. On the Exchange Date, Mid Cap Value Fund will deliver to Mid Cap Growth Fund a number of Mid Cap Value Fund Shares having an aggregate net asset value equal to the value of the assets attributable to each corresponding class of Shares of Mid Cap Growth Fund acquired by Mid Cap Value Fund, less the value of the liabilities of Mid Cap Growth Fund assumed, determined as hereafter provided in this Section 4.
     (a) Subject to Section 4(d) hereof, the value of Mid Cap Growth Fund’s net assets will be computed as of the Valuation Time using the valuation procedures for Mid Cap Value Fund set forth in the Prospectuses and the Statement of Additional Information. In no event shall the same security held by the Mid Cap Growth Fund and another series of BB&T Funds be valued at different prices.
     (b) Subject to Section 4(d) hereof, the net asset value of a Share of Mid Cap Value Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Prospectuses and the Statement of Additional Information for Mid Cap Value Fund.
     (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on [January 29, 2010], or such earlier or later days as may be established by the proper officers of BB&T Funds (the “Valuation Time”).
     (d) No formula will be used to adjust the net asset value of Mid Cap Growth Fund or Mid Cap Value Fund to take into account differences in realized and unrealized gains and losses.
     (e) Mid Cap Value Fund shall issue its Shares to Mid Cap Growth Fund on one share deposit receipt registered in the name of Mid Cap Growth Fund. Mid Cap Growth Fund shall distribute in liquidation the Mid Cap Value Fund Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to BB&T Funds’ transfer agent which will as soon as practicable set up open accounts for each Mid Cap Growth Fund shareholder, in accordance with written instructions furnished by Mid Cap Growth Fund.
     (f) Mid Cap Value Fund shall assume all liabilities of Mid Cap Growth Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Mid Cap Growth Fund or otherwise, except that recourse for assumed liabilities relating to Mid Cap Growth Fund will be limited to Mid Cap Value Fund.
     5. Expenses, Fees, etc. (a) All fees and expenses incurred by Mid Cap Growth Fund, Mid Cap Value Fund, BB&T Asset Management, Inc. (“BB&TAM”) (the investment adviser of both Mid Cap Growth Fund and Mid Cap Value Fund) and/or Sterling (the sub-adviser of Mid Cap Value Fund) directly in connection with the consummation of the transaction contemplated by this Plan will be borne by Sterling, including the costs of proxy materials, proxy solicitations and legal expenses. All such fees and expenses incurred and so borne by Sterling will be solely and directly related to the transaction contemplated by this Plan and will be paid directly by Sterling to the relevant providers of services or other payees, in accordance with the principles set forth in Revenue Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transaction contemplated by this Plan will be paid by the party directly incurring such expenses. Notwithstanding any of the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment by Sterling of such fees and expenses would result in the disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code. Mid Cap Growth Fund shareholders will pay their respective expenses, if any, incurred in connection with the transaction contemplated by this Plan. Neither BB&TAM nor Sterling nor Mid Cap Growth Fund nor Mid Cap Value Fund will pay Mid Cap Growth Fund shareholders’ expenses.

     (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no party shall be liable to another party for any damages resulting therefrom, including without limitation consequential damages.
     6. Permitted Assets. BB&T Funds and Mid Cap Growth Fund will agree to review the assets of Mid Cap Growth Fund to ensure that at any time prior to the Exchange Date the assets of Mid Cap Growth Fund do not include any assets that Mid Cap Value Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Mid Cap Growth Fund, is unsuitable for Mid Cap Value Fund to acquire.
     7. Exchange Date. Delivery of the assets of Mid Cap Growth Fund to be transferred, assumption of the liabilities of Mid Cap Growth Fund to be assumed, and the delivery of Mid Cap Value Fund Shares to be issued shall be made at the offices of BB&T Funds, [434 Fayetteville Street Mall, 5th Floor, Raleigh, North Carolina, 27601], at [9:00 a.m. Eastern standard time] on [February 1, 2010], or at such other times and dates established by the proper officers of BB&T Funds, the date and time upon which such delivery is to take place being referred to herein as the “Exchange Date.”
     8. Special Meeting of Shareholders; Dissolution. Mid Cap Growth Fund agrees to call a special meeting of the shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Mid Cap Growth Fund to and the assumption of all of the liabilities of Mid Cap Growth Fund by Mid Cap Value Fund as herein provided, and approving this Plan, and it shall be a condition to the obligations of each of the parties hereto that the holders of the Shares of Mid Cap Growth Fund shall have approved this Plan and the transaction contemplated herein in the manner required by law and BB&T Funds’ Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.
     9. Conditions to Be Met Regarding the Transaction. The consummation by the Mid Cap Growth Fund and Mid Cap Value Fund of the reorganization of the Mid Cap Growth Fund with and into the Mid Cap Value Fund shall be subject to the following conditions:
     (a) This Plan shall have been adopted and the transaction contemplated hereby shall have been approved by the shareholders of Mid Cap Growth Fund in the manner required by law.
     (b) Mid Cap Growth Fund shall have furnished to Mid Cap Value Fund a statement of each of Mid Cap Growth Fund’s assets and liabilities, with values determined as provided in Section 4 of this Plan, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Mid Cap Growth Fund’s behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Mid Cap Growth Fund since September 30, 2009, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Shares of Mid Cap Growth Fund, dividends paid or losses from operations.
     (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of BB&T Funds, Mid Cap Value Fund and Mid Cap Growth Fund made in Section 2 of this Plan are true and correct in all material respects as if made at and as of such dates, Mid Cap Growth Fund has complied with all requirements of this Plan to be performed or satisfied at or prior to each of such dates, and Mid Cap Growth Fund shall have furnished to Mid Cap Value Fund a statement, dated the Exchange Date, signed by BB&T Funds’ President (or any Vice President) and Treasurer certifying those facts as of such dates.
     (d) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.

     (e) BB&T Funds shall have received an opinion of Ropes & Gray LLP dated the Exchange Date to the effect that: (i) BB&T Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither BB&T Funds, Mid Cap Growth Fund nor Mid Cap Value Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) BB&T Funds and Mid Cap Growth Fund have power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transaction contemplated hereby in accordance with the terms of this Plan, BB&T Funds and Mid Cap Growth Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Mid Cap Value Fund; (iii) the adoption of this Plan did not, and the consummation of the transaction contemplated hereby will not, violate BB&T Funds’ Declaration of Trust or Bylaws, as amended, or any provision of any agreement known to such counsel to which BB&T Funds is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by BB&T Funds of the transaction contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act; (v) this Plan has been duly authorized by BB&T Funds and is a valid and binding obligation of BB&T Funds; and (vi) the Shares of Mid Cap Value Fund to be delivered to Mid Cap Growth Fund as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by BB&T Funds and no shareholder of BB&T Funds has any preemptive right to subscription or purchase in respect thereof.
     (f) BB&T Funds, on behalf of Mid Cap Growth Fund and Mid Cap Value Fund shall have received an opinion of Ropes & Gray LLP addressed to Mid Cap Growth Fund and Mid Cap Value Fund and dated the Exchange Date (which opinion will be based upon certain factual representations and subject to certain qualifications) to the effect that, although not free from doubt, on the basis of the existing provisions of the Code, Treasury Regulations, current administrative rules and court decisions, generally for federal income tax purposes, except as noted below: (i) the transaction contemplated by this Plan will constitute a reorganization within the meaning of Section 368(a) of the Code, and Mid Cap Value Fund and Mid Cap Growth Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 1032 of the Code, no gain or loss will be recognized by Mid Cap Value Fund upon the receipt of the assets of Mid Cap Growth Fund in exchange for Mid Cap Value Fund Shares and the assumption by Mid Cap Value Fund of the liabilities of Mid Cap Growth Fund; (iii) under Section 362(b) of the Code, the basis in the hands of Mid Cap Value Fund of the assets of Mid Cap Growth Fund transferred to Mid Cap Value Fund in the transaction contemplated by this Plan will be the same as the basis of such assets in the hands of Mid Cap Growth Fund immediately prior to the transfer; (iv) under Section 1223(2) of the Code, the holding periods of the assets of Mid Cap Growth Fund in the hands of Mid Cap Value Fund will include the periods during which such assets were held by Mid Cap Growth Fund; (v) under Section 361 of the Code, no gain or loss will be recognized by Mid Cap Growth Fund upon the transfer of Mid Cap Growth Fund’s assets to Mid Cap Value Fund in exchange for Mid Cap Value Fund Shares and the assumption by Mid Cap Value Fund of the liabilities of Mid Cap Growth Fund, or upon the distribution of Mid Cap Value Fund Shares by Mid Cap Growth Fund to its shareholders in liquidation; (vi) under Section 354 of the Code, no gain or loss will be recognized by Mid Cap Growth Fund shareholders upon the exchange of their Mid Cap Growth Fund Shares for Mid Cap Value Fund Shares; (vii) under Section 358 of the Code, the aggregate tax basis of Mid Cap Value Fund Shares a Mid Cap Growth Fund shareholder receives in connection with the transaction contemplated by this Plan will be the same as the aggregate tax basis of his or her Mid Cap Growth Fund Shares exchanged therefor; (viii) under Section 1223(1) of the Code, a Mid Cap Growth Fund shareholder’s holding period for his or her Mid Cap Value Fund Shares will be determined by including the period for which he or she held the Mid Cap Growth Fund Shares exchanged therefor, provided that he or she held such Mid Cap Growth Fund Shares as capital assets; and (ix) Mid Cap Value Fund will succeed to and take into account the items of Mid Cap Growth Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. The opinion will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or the termination thereof), or (ii) upon the transfer of such asset, without reference to whether such a termination or transfer would otherwise be a taxable transaction.

     (g) The assets of Mid Cap Growth Fund to be acquired by Mid Cap Value Fund will include no assets which Mid Cap Value Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the Prospectuses or the Statement of Additional Information in effect on the Exchange Date, may not properly acquire. BB&T Funds shall not change BB&T Funds’ Declaration of Trust or Prospectuses so as to restrict permitted investments for Mid Cap Value Fund except as required by the Commission or any state regulatory authority.
     (h) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of BB&T Funds, contemplated by the Commission or any state regulatory authority.
     (i) BB&T Funds shall have received from the Commission such order or orders as Ropes & Gray LLP deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, or the 1940 Act in connection with the transaction contemplated hereby, and all such orders shall be in full force and effect.
     (j) Prior to the Exchange Date, the Mid Cap Growth Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders (a) all of the excess of (x) its investment income excludable from gross income under Section 103 of the Code over (y) its deductions disallowed under Section 265 and 171 of the Code, (b) all of its investment company taxable income (computed without regard to any deduction for dividends paid), and (c) all of its net capital gain realized (after reduction for any capital loss carryover), in each case for both the current taxable year (which will end on the Exchange Date) and the immediately preceding taxable year.
     (k) Mid Cap Growth Fund shall have furnished to Mid Cap Value Fund a certificate, signed by the President (or any Vice President) and the Treasurer of BB&T Funds, as to the tax cost to Mid Cap Growth Fund of the securities delivered to Mid Cap Value Fund pursuant to this Plan, together with any such other evidence as to such tax cost as Mid Cap Value Fund may reasonably request.
     (l) BB&T Funds shall have received from the custodian of BB&T Funds a certificate identifying all of the assets of Mid Cap Growth Fund held by such custodian as of the Valuation Time.
     (m) The transfer agent of BB&T Funds shall have provided to BB&T Funds (i) a record specifying the number of Shares of Mid Cap Growth Fund outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Shares of Mid Cap Growth Fund and the number of Mid Cap Growth Fund Shares held of record by each such shareholder as of the Valuation Time. Mid Cap Growth Fund’s transfer agent shall also have provided BB&T Funds with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.
     (n) BB&T Funds, on behalf of Mid Cap Value Fund, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which Mid Cap Value Fund will assume all of the liabilities of Mid Cap Growth Fund existing at the Valuation Time in connection with the transaction contemplated by this Plan, other than liabilities pursuant to this Plan.
     (o) BB&T Funds, on behalf of Mid Cap Growth Fund, shall have executed and delivered an instrument of transfer (“Transfer Document”) and any other certificates or documents BB&T Funds may deem necessary or desirable to transfer Mid Cap Growth Fund’s entire right, title and interest in and to the Investments and all other assets of Mid Cap Growth Fund.
     10. No Broker, etc. There is no person who has dealt with BB&T Funds, Mid Cap Growth Fund or Mid Cap Value Fund who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transaction contemplated by this Plan.
     11. Termination. BB&T Funds may, by consent of its Trustees, terminate this Plan, and BB&T Funds, after consultation with counsel and consent of its Trustees, may modify this Plan in any manner deemed necessary or desirable.

     12. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Plan and any certificates delivered pursuant to this Plan shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.
     13. Sole Plan; Amendments. This Plan supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may be changed only as provided in Section 11 and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
     14. Rule 145. Pursuant to Rule 145 under the 1933 Act, Mid Cap Value Fund will, in connection with the issuance of any Mid Cap Value Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) such legends as may be reasonably believed by counsel to Mid Cap Value Fund to be required by law, and, further, Mid Cap Value Fund will issue stop transfer instructions to its transfer agent with respect to such Mid Cap Value Fund Shares. Mid Cap Growth Fund shall provide Mid Cap Value Fund on the Exchange Date with the name of any Mid Cap Growth Fund Shareholder who is to the knowledge of Mid Cap Growth Fund an affiliate of Mid Cap Growth Fund on such date.
     15. BB&T Funds’ Declaration of Trust BB&T Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of “BB&T Funds” entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of BB&T Funds personally, but bind only the assets of BB&T Funds and all persons dealing with any series or funds of BB&T Funds, including Mid Cap Growth Fund and Mid Cap Value Fund, must look solely to the assets of BB&T Funds belonging to such series or funds for the enforcement of any claims against BB&T Funds.

BB&T FUNDS on behalf of its series BB&T Mid Cap Growth Fund
By:
Name:
Title:

BB&T FUNDS on behalf of its series BB&T Mid Cap Value Fund
By:
Name:
Title:

STERLING CAPITAL MANAGEMENT LLC with respect to Section 5 only
By:
Name:
Title:

APPENDIX B
BB&T FUNDS
BB&T Small Cap Fund and
Sterling Capital Small Cap Value Fund
AGREEMENT AND PLAN OF REORGANIZATION
     This Agreement and Plan of Reorganization, having been approved by the Board of Trustees of BB&T Funds, is made as of [______], 2010 between BB&T Funds, on behalf of its series BB&T Small Cap Fund and Sterling Capital Small Cap Value Fund, and Sterling Capital Management LLC (“Sterling”) (the “Plan”). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.
1. Overview of Plan of Reorganization.
     (a) BB&T Small Cap Fund (“Small Cap Fund”) will sell, assign, convey, transfer and deliver to Sterling Capital Small Cap Value Fund (“Small Cap Value Fund”), and Small Cap Value Fund will acquire, on the Exchange Date (as defined in Section 7 of this Plan), all of the properties and assets existing at the Valuation Time (as defined in Section 4 of this Plan) in Small Cap Fund, subject to liabilities.
     In consideration therefor, Small Cap Value Fund shall, on the Exchange Date, assume all of the liabilities of Small Cap Fund existing at the Valuation Time and transfer to Small Cap Fund a number of full and fractional units of beneficial interest (“Shares”) (such Shares being Institutional, Class A, Class B or Class C Shares) of Small Cap Value Fund having an aggregate net asset value equal to the value of the assets of Small Cap Fund transferred to Small Cap Value Fund on such date less the value of all of the liabilities of Small Cap Fund assumed by Small Cap Value Fund on that date. In connection with the reorganization described herein, effective on the Exchange Date, (i) Class A, Class B, and Class C Shares of the Small Cap Value Fund will commence operations and be issued to the respective shareholders of Class A, Class B, and Class C Shares of the Small Cap Fund, and (ii) Sterling Shares of the Small Cap Value Fund will be renamed Institutional Shares and will be issued to the shareholders of Institutional Shares of Small Cap Fund. It is intended that the reorganization described in this Plan shall be a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).
     (b) Upon consummation of the transaction described in paragraph 1(a) of this Plan, Small Cap Fund in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Small Cap Value Fund Shares received by it, each shareholder being entitled to receive that number of such Small Cap Value Fund Shares equal to the total of (i) the proportion which the number of Shares of Small Cap Fund held by such shareholder bears to the number of such Shares of Small Cap Fund outstanding on such date multiplied by (ii) the total number of Small Cap Value Fund Shares received by the Small Cap Fund, as of the Exchange Date. Small Cap Fund shareholders of record holding Institutional, Class A, Class B or Class C Shares will receive Institutional, Class A, Class B or Class C Shares, respectively, of Small Cap Value Fund.
2. Representations and Warranties of BB&T Funds. Each of BB&T Funds, Small Cap Value Fund and Small Cap Fund warrant to and agree that:
     (a) BB&T Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Plan. Each of BB&T Funds, Small Cap Fund and Small Cap Value Fund is not required to qualify as a foreign association in any jurisdiction. Each of BB&T Funds, Small Cap Fund and Small Cap Value Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on business as now being conducted and to fulfill the terms of this Plan, except as set forth in Section 2(k).

     (b) BB&T Funds is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.
     (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each of Small Cap Fund and Small Cap Value Fund for the fiscal year ended September 30, 2009, fairly present the financial position of each of Small Cap Fund and Small Cap Value Fund as of such date, and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.
     (d) The prospectuses of each of Small Cap Fund and Small Cap Value Fund dated February 1, 2009, as amended, as filed with the Securities and Exchange Commission (the “Commission”) (each, a “Prospectus”, and collectively, the “Prospectuses”), the Statements of Additional Information of each of Small Cap Fund and Small Cap Value Fund dated February 1, 2009, as amended, as filed with the Commission (each, a “Statement of Additional Information”, and collectively, the “Statements of Additional Information”) did not as of such date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. As of the Exchange Date, the Prospectuses and Statements of Additional Information then in effect will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of BB&T Funds, Small Cap Fund or Small Cap Value Fund, overtly threatened against BB&T Funds, Small Cap Fund or Small Cap Value Fund, which assert liability on the part of BB&T Funds, Small Cap Fund or Small Cap Value Fund.
     (f) There are no material contracts outstanding to which BB&T Funds, Small Cap Fund or Small Cap Value Fund is a party, other than as disclosed in the currently effective BB&T Funds registration statement on Form N-1A (which includes the Prospectuses, Statements of Additional Information and Part C of Form N-1A), or in the registration statement on Form N-14 of BB&T Funds on behalf of Small Cap Value Fund (which contains the prospectus of Small Cap Value Fund and the proxy statement of Small Cap Fund relating to the transactions described herein, the “Registration Statement”).
     (g) Small Cap Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of September 30, 2009, referred to above and those incurred in the ordinary course of the business of BB&T Funds as an investment company or Small Cap Fund since such date. Prior to the Exchange Date, Small Cap Fund will advise Small Cap Value Fund of all known material liabilities, contingent or otherwise, incurred by it subsequent to September 30, 2009, whether or not incurred in the ordinary course of business.
     (h) BB&T Funds and each of Small Cap Fund and Small Cap Value Fund have filed all federal and other tax returns which have been required to be filed by Small Cap Fund or Small Cap Value Fund, respectively, and have paid or will pay all federal and other taxes shown to be due on such returns or on any assessments received by Small Cap Fund or Small Cap Value Fund, respectively. Each of Small Cap Fund and Small Cap Value Fund (i) has adequately provided for all tax liabilities on its books, (ii) has not had any tax deficiency or liability asserted against it, or question with respect thereto raised, and (iii) is not under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.
     (i) As used in this Plan, the term “Investments” shall mean the Small Cap Fund’s investments shown on the schedule of its portfolio investments as of September 30, 2009, referred to in Section 2(c) hereof, as supplemented with such changes as BB&T Funds or the Small Cap Fund shall make after September 30, 2009, which changes shall be disclosed to BB&T Funds and the Small Cap Value Fund, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

     (j) Each of Small Cap Fund and Small Cap Value Fund has elected to qualify and has qualified as, and has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Section 851 of the Code in respect of each taxable year since the commencement of operations, and will continue to so qualify and meet such requirements at all times through the Exchange Date. Neither Small Cap Fund nor Small Cap Value Fund has at any time since its inception been liable (nor is it now liable) for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each of Small Cap Fund and Small Cap Value Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder.
     (k) No consent, approval, authorization or order of any governmental authority is required for the consummation by BB&T Funds, Small Cap Fund or Small Cap Value Fund of the transaction contemplated by this Plan, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities or Blue Sky laws or the Hart-Scott-Rodino Antitrust Improvements Act of 1976.
     (l) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), BB&T Funds on behalf of Small Cap Value Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of Small Cap Fund to be transferred to Small Cap Value Fund pursuant to this Plan.
     (m) As of the effective date of the Registration Statement, the Registration Statement: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information furnished by Small Cap Fund or Small Cap Value Fund for use in the Registration Statement.
     (n) Small Cap Value Fund Shares to be issued to shareholders of Small Cap Fund have been duly authorized and, when issued and delivered pursuant to this Plan and the Registration Statement, will be legally and validly issued and will be fully paid and nonassessable by BB&T Funds and no shareholder of BB&T Funds will have any preemptive right of subscription or purchase in respect thereof.
     (o) The issuance of Small Cap Value Fund Shares pursuant to this Plan will be in compliance with all applicable federal and state securities laws.
     (p) Effective on the Exchange Date, Class A, Class B, and Class C Shares of the Small Cap Value Fund will commence operations and Sterling Shares of the Small Cap Value Fund will be renamed Institutional Shares.
     3. Reorganization. (a) Subject to the requisite approval of the shareholders of Small Cap Fund (in respect of the Small Cap Fund Reorganization, as hereafter defined) and to the other terms and conditions contained herein (including Small Cap Fund’s obligation described in Section 9(j) hereof to distribute to its respective shareholders all of its undistributed investment company taxable income (as defined in Section 852 of the Code), if any, and net capital gain (as defined in Section 1222 of the Code)), Small Cap Fund will agree to sell, assign, convey, transfer and deliver to Small Cap Value Fund, and Small Cap Value Fund will agree to acquire from Small Cap Fund, on the Exchange Date all of the Investments and all of the cash and other assets of Small Cap Fund, subject to liabilities, in exchange for that number of Shares of Small Cap Value Fund provided for in Section 4 and the assumption by Small Cap Value Fund of all of the liabilities of Small Cap Fund. Pursuant to this Plan, Small Cap Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Small Cap Value Fund Shares received by it to its shareholders in exchange for their respective Shares of Small Cap Fund.
     (b) BB&T Funds, on behalf of Small Cap Fund, will pay or cause to be paid to Small Cap Value Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Small Cap Value Fund hereunder. BB&T Funds, on behalf of Small Cap Fund, will transfer to Small Cap Value Fund any rights, stock dividends, or other securities received by Small Cap Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends, and other securities shall be deemed included in the assets transferred to Small Cap Value Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Small Cap Fund acquired by Small Cap Value Fund.
     4. Exchange Date; Valuation Time. On the Exchange Date, Small Cap Value Fund will deliver to Small Cap Fund a number of Small Cap Value Fund Shares having an aggregate net asset value equal to the value of the assets attributable to each corresponding class of Shares of Small Cap Fund acquired by Small Cap Value Fund, less the value of the liabilities of Small Cap Fund assumed, determined as hereafter provided in this Section 4.
     (a) Subject to Section 4(d) hereof, the value of Small Cap Fund’s net assets will be computed as of the Valuation Time using the valuation procedures for Small Cap Value Fund set forth in the Prospectuses and the Statements of Additional Information. In no event shall the same security held by the Small Cap Fund and another series of BB&T Funds be valued at different prices.
     (b) Subject to Section 4(d) hereof, the net asset value of a Share of Small Cap Value Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Prospectus and the Statement of Additional Information for Small Cap Value Fund.
     (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on [January 29, 2010], or such earlier or later days as may be established by the proper officers of BB&T Funds (the “Valuation Time”).
     (d) No formula will be used to adjust the net asset value of Small Cap Fund or Small Cap Value Fund to take into account differences in realized and unrealized gains and losses.
     (e) Small Cap Value Fund shall issue its Shares to Small Cap Fund on one share deposit receipt registered in the name of Small Cap Fund. Small Cap Fund shall distribute in liquidation the Small Cap Value Fund Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to BB&T Funds’ transfer agent which will as soon as practicable set up open accounts for each Small Cap Fund shareholder, in accordance with written instructions furnished by Small Cap Fund.
     (f) Small Cap Value Fund shall assume all liabilities of Small Cap Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Small Cap Fund or otherwise, except that recourse for assumed liabilities relating to Small Cap Fund will be limited to Small Cap Value Fund.
     5. Expenses, Fees, etc. (a) All fees and expenses incurred by Small Cap Fund, Small Cap Value Fund, BB&T Asset Management, Inc. (“BB&TAM”) (the investment adviser of Small Cap Fund) and/or Sterling (the investment adviser of Small Cap Value Fund) directly in connection with the consummation of the transaction contemplated by this Plan will be borne by Sterling, including the costs of proxy materials, proxy solicitations and legal expenses. All such fees and expenses incurred and so borne by Sterling will be solely and directly related to the transaction contemplated by this Plan and will be paid directly by Sterling to the relevant providers of services or other payees, in accordance with the principles set forth in Revenue Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transaction contemplated by this Plan will be paid by the party directly incurring such expenses. Notwithstanding any of the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment by Sterling of such fees and expenses would result in the disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code. Small Cap Fund shareholders will pay their respective expenses, if any, incurred in connection with the transaction contemplated by this Plan. Neither BB&TAM nor Sterling nor Small Cap Fund nor Small Cap Value Fund will pay Small Cap Fund shareholders’ expenses.
     (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no party shall be liable to another party for any damages resulting therefrom, including without limitation consequential damages.
     6. Permitted Assets. BB&T Funds and Small Cap Fund will agree to review the assets of Small Cap Fund to ensure that at any time prior to the Exchange Date the assets of Small Cap Fund do not include any assets that Small Cap Value Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Small Cap Fund, is unsuitable for Small Cap Value Fund to acquire.
     7. Exchange Date. Delivery of the assets of Small Cap Fund to be transferred, assumption of the liabilities of Small Cap Fund to be assumed, and the delivery of Small Cap Value Fund Shares to be issued shall be made at the offices of BB&T Funds, [434 Fayetteville Street Mall, 5th Floor, Raleigh, North Carolina, 27601], at [9:00 a.m. Eastern standard time] on [February 1, 2010], or at such other times and dates established by the proper officers of BB&T Funds, the date and time upon which such delivery is to take place being referred to herein as the “Exchange Date.”
     8. Special Meeting of Shareholders; Dissolution. Small Cap Fund agrees to call a special meeting of the shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Small Cap Fund to and the assumption of all of the liabilities of Small Cap Fund by Small Cap Value Fund as herein provided, and approving this Plan, and it shall be a condition to the obligations of each of the parties hereto that the holders of the Shares of Small Cap Fund shall have approved this Plan and the transaction contemplated herein in the manner required by law and BB&T Funds’ Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.
     9. Conditions to Be Met Regarding the Transaction. The consummation by the Small Cap Fund and Small Cap Value Fund of the reorganization of the Small Cap Fund with and into the Small Cap Value Fund shall be subject to the following conditions:
     (a) This Plan shall have been adopted and the transaction contemplated hereby shall have been approved by the shareholders of Small Cap Fund in the manner required by law.
     (b) Small Cap Fund shall have furnished to Small Cap Value Fund a statement of each of Small Cap Fund’s assets and liabilities, with values determined as provided in Section 4 of this Plan, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Small Cap Fund’s behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Small Cap Fund since September 30, 2009, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Shares of Small Cap Fund, dividends paid or losses from operations.
     (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of BB&T Funds, Small Cap Value Fund and Small Cap Fund made in Section 2 of this Plan are true and correct in all material respects as if made at and as of such dates, Small Cap Fund has complied with all requirements of this Plan to be performed or satisfied at or prior to each of such dates, and Small Cap Fund shall have furnished to Small Cap Value Fund a statement, dated the Exchange Date, signed by BB&T Funds’ President (or any Vice President) and Treasurer certifying those facts as of such dates.

     (d) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.
     (e) BB&T Funds shall have received an opinion of Ropes & Gray LLP dated the Exchange Date to the effect that: (i) BB&T Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither BB&T Funds, Small Cap Fund nor Small Cap Value Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) BB&T Funds and Small Cap Fund have power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transaction contemplated hereby in accordance with the terms of this Plan, BB&T Funds and Small Cap Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Small Cap Value Fund; (iii) the adoption of this Plan did not, and the consummation of the transaction contemplated hereby will not, violate BB&T Funds’ Declaration of Trust or Bylaws, as amended, or any provision of any agreement known to such counsel to which BB&T Funds is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by BB&T Funds of the transaction contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act; (v) this Plan has been duly authorized by BB&T Funds and is a valid and binding obligation of BB&T Funds; and (vi) the Shares of Small Cap Value Fund to be delivered to Small Cap Fund as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by BB&T Funds and no shareholder of BB&T Funds has any preemptive right to subscription or purchase in respect thereof.
     (f) BB&T Funds, on behalf of Small Cap Fund and Small Cap Value Fund shall have received an opinion of Ropes & Gray LLP addressed to Small Cap Fund and Small Cap Value Fund and dated the Exchange Date (which opinion will be based upon certain factual representations and subject to certain qualifications) to the effect that, although not free from doubt, on the basis of the existing provisions of the Code, Treasury Regulations, current administrative rules and court decisions, generally for federal income tax purposes, except as noted below: (i) the transaction contemplated by this Plan will constitute a reorganization within the meaning of Section 368(a) of the Code, and Small Cap Value Fund and Small Cap Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 1032 of the Code, no gain or loss will be recognized by Small Cap Value Fund upon the receipt of the assets of Small Cap Fund in exchange for Small Cap Value Fund Shares and the assumption by Small Cap Value Fund of the liabilities of Small Cap Fund; (iii) under Section 362(b) of the Code, the basis in the hands of Small Cap Value Fund of the assets of Small Cap Fund transferred to Small Cap Value Fund in the transaction contemplated by this Plan will be the same as the basis of such assets in the hands of Small Cap Fund immediately prior to the transfer; (iv) under Section 1223(2) of the Code, the holding periods of the assets of Small Cap Fund in the hands of Small Cap Value Fund will include the periods during which such assets were held by Small Cap Fund; (v) under Section 361 of the Code, no gain or loss will be recognized by Small Cap Fund upon the transfer of Small Cap Fund’s assets to Small Cap Value Fund in exchange for Small Cap Value Fund Shares and the assumption by Small Cap Value Fund of the liabilities of Small Cap Fund, or upon the distribution of Small Cap Value Fund Shares by Small Cap Fund to its shareholders in liquidation; (vi) under Section 354 of the Code, no gain or loss will be recognized by Small Cap Fund shareholders upon the exchange of their Small Cap Fund Shares for Small Cap Value Fund Shares; (vii) under Section 358 of the Code, the aggregate tax basis of Small Cap Value Fund Shares a Small Cap Fund shareholder receives in connection with the transaction contemplated by this Plan will be the same as the aggregate tax basis of his or her Small Cap Fund Shares exchanged therefor; (viii) under Section 1223(1) of the Code, a Small Cap Fund shareholder’s holding period for his or her Small Cap Value Fund Shares will be determined by including the period for which he or she held the Small Cap Fund Shares exchanged therefor, provided that he or she held such Small Cap Fund Shares as capital assets; and (ix) Small Cap Value Fund will succeed to and take into account the items of Small Cap Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. The opinion will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or the termination thereof), or (ii) upon the transfer of such asset, without reference to whether such a termination or transfer would otherwise be a taxable transaction.
     (g) The assets of Small Cap Fund to be acquired by Small Cap Value Fund will include no assets which Small Cap Value Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the Prospectuses or the Statements of Additional Information in effect on the Exchange Date, may not properly acquire. BB&T Funds shall not change BB&T Funds’ Declaration of Trust or Prospectuses so as to restrict permitted investments for Small Cap Value Fund except as required by the Commission or any state regulatory authority.
     (h) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of BB&T Funds, contemplated by the Commission or any state regulatory authority.
     (i) BB&T Funds shall have received from the Commission such order or orders as Ropes & Gray LLP deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, or the 1940 Act in connection with the transaction contemplated hereby, and all such orders shall be in full force and effect.
     (j) Prior to the Exchange Date, the Small Cap Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders (a) all of the excess of (x) its investment income excludable from gross income under Section 103 of the Code over (y) its deductions disallowed under Section 265 and 171 of the Code, (b) all of its investment company taxable income (computed without regard to any deduction for dividends paid), and (c) all of its net capital gain realized (after reduction for any capital loss carryover), in each case for both the current taxable year (which will end on the Exchange Date) and the immediately preceding taxable year.
     (k) Small Cap Fund shall have furnished to Small Cap Value Fund a certificate, signed by the President (or any Vice President) and the Treasurer of BB&T Funds, as to the tax cost to Small Cap Fund of the securities delivered to Small Cap Value Fund pursuant to this Plan, together with any such other evidence as to such tax cost as Small Cap Value Fund may reasonably request.
     (l) BB&T Funds shall have received from the custodian of BB&T Funds a certificate identifying all of the assets of Small Cap Fund held by such custodian as of the Valuation Time.
     (m) The transfer agent of BB&T Funds shall have provided to BB&T Funds (i) a record specifying the number of Shares of Small Cap Fund outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Shares of Small Cap Fund and the number of Small Cap Fund Shares held of record by each such shareholder as of the Valuation Time. Small Cap Fund’s transfer agent shall also have provided BB&T Funds with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.
     (n) BB&T Funds, on behalf of Small Cap Value Fund, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which Small Cap Value Fund will assume all of the liabilities of Small Cap Fund existing at the Valuation Time in connection with the transaction contemplated by this Plan, other than liabilities pursuant to this Plan.
     (o) BB&T Funds, on behalf of Small Cap Fund, shall have executed and delivered an instrument of transfer (“Transfer Document”) and any other certificates or documents BB&T Funds may deem necessary or desirable to transfer Small Cap Fund’s entire right, title and interest in and to the Investments and all other assets of Small Cap Fund.
     10. No Broker, etc. There is no person who has dealt with BB&T Funds, Small Cap Fund or Small Cap Value Fund who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transaction contemplated by this Plan.

     11. Termination. BB&T Funds may, by consent of its Trustees, terminate this Plan, and BB&T Funds, after consultation with counsel and consent of its Trustees, may modify this Plan in any manner deemed necessary or desirable.
     12. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Plan and any certificates delivered pursuant to this Plan shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.
     13. Sole Plan; Amendments. This Plan supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may be changed only as provided in Section 11 and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
     14. Rule 145. Pursuant to Rule 145 under the 1933 Act, Small Cap Value Fund will, in connection with the issuance of any Small Cap Value Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) such legends as may be reasonably believed by counsel to Small Cap Value Fund to be required by law, and, further, Small Cap Value Fund will issue stop transfer instructions to its transfer agent with respect to such Small Cap Value Fund Shares. Small Cap Fund shall provide Small Cap Value Fund on the Exchange Date with the name of any Small Cap Fund Shareholder who is to the knowledge of Small Cap Fund an affiliate of Small Cap Fund on such date.
     15. BB&T Funds’ Declaration of Trust BB&T Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of “BB&T Funds” entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of BB&T Funds personally, but bind only the assets of BB&T Funds and all persons dealing with any series or funds of BB&T Funds, including Small Cap Fund and Small Cap Value Fund, must look solely to the assets of BB&T Funds belonging to such series or funds for the enforcement of any claims against BB&T Funds.

BB&T FUNDS on behalf of its series BB&T Small Cap Fund
By:
Name:
Title:

BB&T FUNDS on behalf of its series Sterling Capital Small Cap Value Fund
By:
Name:
Title:

STERLING CAPITAL MANAGEMENT LLC with respect to Section 5 only
By:
Name:
Title:

APPENDIX C
Shareholder Information
BB&T Mid Cap Growth Fund (“Mid Cap Growth Fund”)
BB&T Mid Cap Value Fund (“Mid Cap Value Fund”)
BB&T Small Cap Fund (“Small Cap Fund”)
Sterling Capital Small Cap Value Fund (“Small Cap Value Fund”) (each, a “Fund” and collectively, the “Funds”)
Class A Shares, Class B Shares, Class C Shares and Institutional Shares
Choosing a Share Class
Class A, Class B, Class C and Institutional Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. Your financial representative can help you decide which share class is best for you.
Class A Shares
•	Front-end sales charge (as described below under “Distribution Arrangements/Sales Charges”);

•	Distribution and shareholder service fees of 0.50% of average daily net assets for the Small Cap Value Fund and the Small Cap Fund. BB&T AM Distributors, Inc. (the “Distributor”) of the Small Cap Fund has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares to 0.25% for the period from February 1, 2009 through January 31, 2010. The Distributor has also agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Small Cap Value Fund to 0.25% for the period from February 1, 2010 through January 31, 2011 Distribution and shareholder service fees of 0.25% of average daily net assets for the Mid Cap Growth Fund and Mid Cap Value Fund.
Class B Shares
Class B Shares of the Funds are not offered for new purchases. If you currently hold a Class B Share, you may:
•	Continue as a Class B shareholder;

•	Continue to reinvest dividends and distributions into Class B Shares; and

•	Exchange your Class B Shares of a BB&T Fund for Class B Shares of other BB&T Funds, as permitted by existing exchange privileges.

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

•	A deferred sales charge (as described below under “Contingent Deferred Sales Charge”).

•	Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

•	Maximum investment for all Class B purchases: $250,000.

Class C Shares
•	No front-end sales charge; all your money goes to work for you right away.
•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.
•	A deferred sales charge (as described below under “Contingent Deferred Sales Charge”).
•	Maximum investment for all Class C purchases: None
Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses and receive lower dividends over the long term than if they had paid a sales charge.
Institutional Shares
•	No sales charges.
•	No distribution and shareholder service (12b-1) fees.
•	Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,500,000 or more; or to employees of BB&T Asset Management, Inc. (“BB&T Asset Management”).
Investment Amounts
The minimum initial investment in Institutional Shares of the Funds is $1,500,000. An Institutional shareholder’s minimum investment cannot be calculated by combining all accounts he/she maintains with BB&T Funds — rather, the shareholder must meet the minimum amount for each Fund in which he/she wishes to invest. Investors and employees of BB&T Asset Management purchasing Institutional Shares through Branch Banking and Trust Company, its affiliates or other financial service providers approved by the Distributor are not subject to a minimum initial investment requirement.
Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.
Pricing of Fund Shares
How NAV is Calculated
The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets — Liabilities

Number of Shares Outstanding
Generally, you can find the Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.
The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on “Distribution Arrangements/Sales Charges.” This is what is known as the offering price.
A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund’s NAV is calculated, prices will be based on fair value as determined by BB&T Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by BB&T Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” below.
Purchasing and Adding to Your Shares
You may purchase Class A, Class B and Class C Shares of the Funds through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Not all Funds or classes may be available for purchase in your state. Consult your investment representative or institution for specific information.

	Minimum Initial	Minimum
Account type	Investment	Subsequent
Class A, Class B or Class C
Regular	$1,000	$0
Automatic Investment Plan	$25	$25
With respect to Class A, Class B and Class C Shares, a Fund may waive its minimum purchase requirement. A Fund’s transfer agent may reject a purchase order if they consider it in the best interest of the Fund and its shareholders.
You may purchase Institutional Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers approved by the Distributor. Not all Funds or classes may be available for purchase in your state. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.
All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashiers checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.
Avoid Tax Withholding
Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the applicable Fund’s Statement of Additional Information and provide a correct Tax Identification Number (Social Security Number for most investors) on the account application.

Instructions for Opening or Adding to an Account for Class A, Class B and Class C Shares
By Mail
If purchasing shares through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will complete and submit the necessary documentation. For all other purchases, follow the instructions below.
Initial Investment:
1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make check payable to “BB&T Funds.”

3.	Mail to: BB&T Funds P.O. Box 9762, Providence, RI 02940-9762
Subsequent Investments:
1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information on a piece of paper:
•	BB&T Funds/Fund name

•	Share class

•	Amount invested

•	Account name

•	Account number
Include your account number on your check.

3.	Mail to: BB&T Funds P.O. Box 9762, Providence, RI 02940-9762
By Overnight Service
See instructions 1-2 above for subsequent investments.
4.	Mail to: BB&T Funds c/o PNC Global Investment Servicing 101 Sabin Street, Pawtucket, RI 02860
Electronic vs. Wire Transfer
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to ten days to clear. There is generally no fee for ACH transactions.
Electronic Purchases
Your bank must participate in ACH and must be a U.S. Bank. Your bank or broker may charge a fee for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.
Call 1-800-228-1872 to arrange a transfer from your bank account.
Questions?
Call 800-228-1872 or your investment representative.
By Wire Transfer
Note: Your bank may charge a wire transfer fee.
For initial investment:
Mail the completed application, along with a request for a confirmation number to P.O. Box 9762, Providence, RI 02940-9762. Follow the instructions below after receiving your confirmation number.
For subsequent investments:
Please call 1-800-228-1872 to obtain a trade confirmation number and provide your bank the following information:

Bank:	PNC Bank
ABA:	031000053
Account Name:	BB&T Funds
Acct #:	8611727598
FBO:	account name, fund number, fund name, and account number at BB&T Funds
After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank.
You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.
Automatic Investment Plan
You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $25 minimum required to open the account. To invest regularly from your bank account:
•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.
•	Make sure you note:
•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).
•	Attach a voided personal check.
Call 1-800-228-1872 for an enrollment form or consult the applicable Fund’s Statement of Additional Information for additional information.

Directed Dividend Option
By selecting the appropriate box in the account application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.
Anti-Money Laundering Program
The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.
Dividends and Distributions
All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class A Shares have higher dividends than Class B and Class C Shares, because Class A Shares have lower distribution expenses than Class B and Class C Shares. Income dividends for the Funds are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees.
Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you even if it is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).
Selling Your Shares
You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see section on “General Policies on Selling Shares” below.
Withdrawing Money from Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
Contingent Deferred Sales Charge
When you sell Class B or Class C Shares, you will be charged a contingent deferred sales charge (“CDSC”) for any shares that have not been held for a sufficient length of time.
A CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) shareholders who purchased $1 million or more; (ii) employees of BB&T Funds, BB&T and its affiliates; and (iii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

Instructions for Selling Shares
If selling your shares through a financial institution, your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.
By Telephone (unless you have declined telephone sales privileges)
1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone Redemptions” below).
By Mail
1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
•	your Fund and account number

•	amount you wish to redeem

•	address where your check should be sent

•	account owner signature
2.	Mail to: BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.
By Overnight Service (See “General Policies on Selling Shares — Redemptions in Writing Required” below)
1.	See instruction 1 above for selling your shares by mail.

2.	Mail to: BB&T Funds, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860.
Wire transfer
You must indicate this option on your application.
The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Combined Proxy Statement/Prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.
Call 1-800-228-1872 to request a wire transfer.
If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.
Electronic Redemptions
Your bank must participate in the ACH and must be a U.S. bank.
Your bank may charge a fee for this service.

Call 1-800-228-1872 to request an electronic redemption.
If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.
Auto Withdrawal Plan with Respect to Class A, Class B and Class C Shares
With respect to Class A, Class B and Class C Shares, you can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:
•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.
General Policies on Selling Shares
Redemptions In Writing Required
With respect to Class A, Class B and Class C Shares, you must request redemption in writing if:
•	You are requesting redemption from an Individual Retirement Account (“IRA”).
With respect to Class A, Class B, Class C and Institutional Shares, you must request redemption in writing and obtain a Medallion signature guarantee if:
•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last ten business days; or

•	The redemption proceeds are being transferred to another Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.
A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any Medallion signature guarantee if they believe the transaction would otherwise be improper.
Verifying Telephone Redemptions
The Funds make every effort to ensure that telephone redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by the telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.
Redemptions Within 15 Business Days of Investment
When you have made an investment by check, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the check has cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.
Postponement of Redemption Request
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by standard or express mail.
Redemption in Kind
Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.
Closing of Small Accounts
With respect to Class A, Class B and Class C Shares, if your account falls below $1,000, the Fund may ask you to increase your balance. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.
With respect to Institutional Shares, if your account falls below $1,500,000, the Fund may ask you to increase your balance. If it is still below $1,500,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.
Undeliverable Distribution Checks
For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.
Distribution Arrangements/Sales Charges
Calculation of Sales Charges — Class A Shares
Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

	Sales Charge	Sales Charge
	as a% of	as a% of
Your Investment	Offering Price	Your Investment
Up to $49,999	5.75%	6.10%
$50,000 to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above(1)	0.00%	0.00%

(1)	There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T and its affiliates and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For (i) sales of over $1 million or more, (ii) sales to employees of BB&T Funds, BB&T and its affiliates, and (iii) sales of shares purchased with proceeds from redemptions from another mutual fund complex within 60 days of redemption, if a sales charge was paid on such shares, the Distributor also pays broker-dealers a finder’s fee of up to 1.00% of the offering price of such shares up to and including $2.5 million, 0.5% of the offering price over $2.5 million and up to $5 million, and 0.25% of the offering price over $5 million out of its own assets.
Calculation of Sales Charges — Class B Shares
Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

CDSC as a% of
Dollar Amount
Years Since Purchase	Subject to Charge
0-1	5.00%
1-2	4.00%
2-3	3.00%
3-4	3.00%
4-5	2.00%
5-6	1.00%
more than 6	None
If you sell some but not all of your Class B Shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature — Class B Shares
•	Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.

•	After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which may increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•	If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

•	The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.
Calculation of Sales Charges — Class C Shares
Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
Sales Charge Reductions and Waivers
Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.
•	Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•	Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

•	Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.
Class A Shares
The following qualify for waivers or reductions of sales charges:
•	Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

•	Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a sales charge for those shares during the previous two calendar years;

•	Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

•	Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

•	BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load;

•	Investors who beneficially hold Institutional Shares of any Fund of the BB&T Funds;

•	Investors who purchase shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan which by its terms permits purchase of shares or any other employer-sponsored plan; and

•	Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies.
The Distributor may also waive the sales charge at anytime in its own discretion. Consult the Statement of Additional Information of the respective Fund for more details concerning sales charges waivers and reductions.
Reinstatement Privilege
If you have sold Class A Shares or Class C Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
Class B and C Shares
The CDSC will be waived under certain circumstances, including the following:
•	Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

•	Redemptions from accounts following the death or disability of the shareholder.

•	Returns of excess contributions to retirement plans.

•	Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

•	Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.
Current information regarding each Fund’s sales charges and breakpoints is available on the Funds’ Web site at www.bbtfunds.com.
Distribution and Shareholder Service (12b-1) Fees
12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.
The 12b-1 and shareholder servicing fees vary by share class as follows:
•	Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund (0.25% for the Mid Cap Value Fund and the Mid Cap Growth Fund). The Distributor has agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Small Cap Value Fund to 0.25% for the period from February 1, 2010 through January 31, 2011.

•	Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

•	Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

•	Institutional Shares pay no distribution and shareholder service (12b-1) fees.

•	The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, defrays the Distributor’s costs of advancing brokerage commissions to investment representatives.

•	The Distributor may use up to 0.25% of the 12b-1 fee for expenses related to shareholder servicing and up to 0.75% for distribution expenses.
Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund’s assets on an ongoing basis.
Distribution and Shareholder Servicing Arrangements — Revenue Sharing
With respect to the Class A, Class B, and Class C Shares, the Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as “revenue sharing arrangements” are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this Appendix. These additional cash payments made by the Adviser may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a broker-dealer’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of Shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.
With respect to Institutional Shares, the Adviser and/or its affiliates may pay out of their own assets compensation to financial intermediaries for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash and non-cash incentives, sometimes referred to as “revenue sharing arrangements” may take the form of (1) due diligence payments for a financial intermediary’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.
Networking and Sub-Transfer Agency Fees
The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary. With respect to Class A Shares, Class B Shares and Class C Shares, payments made pursuant to such agreements may include fees in addition to, rather than in lieu of, Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor.

Exchanging Your Shares
You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A, Class B, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares nor Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Institutional Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares of each Fund may not be exchanged for Class B Shares or Class C Shares. Furthermore, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. No transaction fees are currently charged for exchanges.
Systematic Exchanges with Respect to Class A, Class B and Class C Shares
You may use the Funds’ Systematic Exchange feature to purchase shares at regular intervals, by exchanging shares from one BB&T Fund for shares of the same class of another BB&T Fund. You must meet the minimum investment requirements described below. Exchanges will continue as long as your balance is sufficient to complete the systematic transfer, subject to BB&T Funds’ “Closing of Small Accounts” policy described in “General Policies on Selling Shares” above. To participate in the Systematic Exchange feature:
•	Complete the appropriate section of the Account Application.
•	Keep a minimum of $10,000 in your BB&T Funds account and $1,000 in the Fund whose shares you are buying.
To change the Systematic Exchange instructions or to discontinue the feature, you must send a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.
Instructions for Exchanging Shares
Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762, or by calling 1-800-228-1872. Please provide the following information:
•	Your name and telephone number,
•	The exact name on your account and account number,
•	Taxpayer identification number (usually your Social Security number),
•	Dollar value or number of shares to be exchanged,
•	The name of the Fund from which the exchange is to be made, and
•	The name of the Fund into which the exchange is being made.
See “Selling your Shares” above for important information about telephone transactions.

Notes on Exchanges
•	When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.
•	The registration and tax identification numbers of the two accounts must be identical.
•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.
•	Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.
Market Timing Policies
Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.
We will apply our policies and procedures consistently to all fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.
Dividends, Distributions and Taxes
Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.
Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.
Distributions. Generally, for federal income tax purposes, Fund distributions of investment income (other than “exempt-interest dividends”, described below) are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-

term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011.
Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income (or dividend income with respect to Institutional Shares) and capital gains may be subject to state and local taxes as well.
BB&T Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.
Special Considerations for Shareholders of Funds Investing in Foreign Securities. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Foreign governments may also impose taxes on other payments or gains a Fund earns from these securities. Under normal circumstances, the International Equity Fund will be eligible to elect to “pass through” to its shareholders foreign income taxes that it pays. If the International Equity Fund makes that election, a shareholder must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its federal income tax return, subject to certain limitations. Shareholders in Funds other than the International Equity Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. (There are some exceptions, however, please consult your tax adviser for more information.) In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.
Special Considerations for Non-U.S. Shareholders. In general, dividends (other than capital gain and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2010, the Funds are not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Funds. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Non-U.S. investors may also be subject to U.S. estate tax.
Sales, Exchanges and Redemptions of Shares. A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.
General. Generally, the Funds’ advisers do not consider taxes when deciding to buy or sell securities.
The tax information is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is available in the respective Fund’s Statement of Additional Information.
Additional Information about the Funds
Fair Value Pricing Policies
A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.
A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.
Disclosure of Portfolio Holdings
Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in the respective Fund’s Statement of Additional Information.
Investment in Exchange-Traded Funds
The Funds may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares® *”). *iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.
iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares and other exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See the respective Fund’s Statement of Additional Information for additional information regarding investment in an ETF.
Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs, including but not limited to iShares®, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

APPENDIX D
Investment Restrictions
The table below summarizes and compares the investment restrictions of the BB&T Small Cap Fund (the “Small Cap Fund”), the Sterling Capital Small Cap Value Fund (the “Small Cap Value Fund”), the BB&T Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the BB&T Mid Cap Value Fund (the “Mid Cap Value Fund”). The information in this Appendix D is qualified in its entirety by the information provided in the BB&T Funds Statement of Additional Information for the Small Cap Fund, Mid Cap Growth Fund and Mid Cap Value Fund (the “BB&T SAI”) dated February 1, 2009, as supplemented and the Statement of Additional Information of the Small Cap Value Fund dated February 1, 2009 (the “Small Cap Value SAI”), which have been filed with the Securities and Exchange Commission. Instructions on obtaining copies of the BB&T SAI and the Small Cap Value SAI are available in this Combined Prospectus/Proxy Statement.
Fundamental Investment Restrictions*

		Small		Mid
	Small	Cap	Mid Cap	Cap
	Cap	Value	Growth	Value
	Fund	Fund	Fund	Fund
Industry Concentration:	X	X	X	X

The Fund may not purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

Underwriting Securities:	**	X	**	**

The Fund may not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Diversification:	X	X	X	X

The Fund may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. [With respect to the Small Cap Fund, Mid Cap Growth Fund and Mid Cap Value Fund.]

		Small		Mid
	Small	Cap	Mid Cap	Cap
	Cap	Value	Growth	Value
	Fund	Fund	Fund	Fund
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Treasury bills, notes or other obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. [With respect to the Small Cap Value Fund.]

Senior Securities:	X	X	X	X

The Fund may issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

Commodities:	X	X	X	X

The Fund may purchase or sell commodities, commodities contracts, or future contracts or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

Borrowing:	X	X	X	X

The Fund may borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

The 1940 Act limits the Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Put Options:	X		X	X

The Fund may not write put options.

Non-Fundamental Investment Restrictions

		Small		Mid
	Small	Cap	Mid Cap	Cap
	Cap	Value	Growth	Value
	Fund	Fund	Fund	Fund
Securities on the Margin:	X	X	X	X

The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

Short Selling:	X	X	X	X

The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however that policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

Illiquid Securities:	X	X	X	X

The Fund may not invest more than 15% of its net assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933, as amended.

Other Investment Company Securities:	X	X	X	X

The 1940 Act also limits the amount that the Fund may invest in other investment companies, prohibiting the Fund from (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies.

Pursuant to exemptive relief granted by the SEC to iShares®, the Fund may invest in iShares® in excess of the 5% and 10% limits, provided certain conditions are met. In addition, pursuant to exemptive rules under the 1940 Act, the Fund may invest in shares of affiliated and unaffiliated money market funds to the extent permitted by its investment strategy.

*	Except as provided otherwise, fundamental investment restrictions may be changed only by a vote of a majority of the outstanding Shares of the Fund. A “vote of a majority of the outstanding Shares” of BB&T Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of BB&T Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of BB&T Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of BB&T Funds or such Fund.

**	As a matter of non-fundamental policy, the Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

APPENDIX E
PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735 To vote by Internet 1) Read the Proxy Statement and have the proxy card below at hand. 2) Go to website www.proxyvote.com 3) Follow the instructions provided on the website. To vote by Telephone 1) Read the Proxy Statement and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions. To vote by Mail 1) Read the Proxy Statement. 2) Check the appropriate boxes on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. IF YOU VOTE BY TELEPHONE OR INTERNET, DO NOT MAIL YOUR CARD. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: M18416-S52925 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. BB&T MID CAP GROWTH FUND The Board of Trustees recommends you vote FOR the following proposal: For Against Abstain PROPOSAL (1) Approval of the Proposed Fund consolidation between BB&T Mid Cap Growth Fund and [ ] [ ] [ ] Mid Cap Value Fund, surviving Fund being BB&T Mid Cap Value Fund. NOTE: Such other business as may properly come before the meeting or any adjournment thereof. Please refer to the Proxy Statement for a discussion of the proposal. YOUR VOTE IS IMPORTANT. THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL IF NO SPECIFICATION IS MADE ABOVE. NOTE: YOUR PROXY CARD IS NOT VALID UNLESS IT IS SIGNED. The undersigned hereby acknowledges receipt of the Notice of Special Meeting dated [ ], 2009 and the Proxy Statement attached hereto. IMPORTANT: Please sign legibly and exactly as your name appears on this proxy card. Joint owners must each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please state that capacity or title along with your signature. If a corporation, please give the full corporate name and indicate the signer’s office. If a partner, please sign in the partnership name. Signature [PLEASE SIGN WITHIN BOX] Date Signature (Joint Owners) Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting: Notice of Special Meeting of Shareholders and Proxy Statement is available at www.proxyvote.com. M18417-S52925 BB&T FUNDS BB&T MID CAP GROWTH FUND SPECIAL MEETING OF SHAREHOLDERS JANUARY 26, 2010 This proxy is solicited on behalf of the Board of Trustees of BB&T Funds, on behalf of its series, BB&T Mid Cap Growth Fund (the "Fund"), for use at a special meeting ("Special Meeting") of shareholders of the Fund to be held on January 26, 2010 at [ a.m.] Eastern time at the Offices of PFPC Inc., the Fund’s sub-administrator, 99 High Street, 27th Floor, Boston, Massachusetts 02110. The undersigned hereby appoints Todd M. Miller and Avery Maher, each of them with full power of substitution as proxies of the undersigned, to vote, as designated on the reverse side, at the above-stated Special Meeting and at any and all adjournments thereof, all units of beneficial interest in the Fund held of record by the undersigned on the record date for the Special Meeting, upon the matters listed on the reverse side and upon any other matter which may come before the Special Meeting in their discretion: YOUR VOTE IS VERY IMPORTANT. PLEASE COMPLETE, SIGN, DATE, AND RETURN THE ENCLOSED PROXY CARD PROMPTLY.

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735 To vote by Internet 1) Read the Proxy Statement and have the proxy card below at hand. 2) Go to website www.proxyvote.com 3) Follow the instructions provided on the website. To vote by Telephone 1) Read the Proxy Statement and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions. To vote by Mail 1) Read the Proxy Statement. 2) Check the appropriate boxes on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. IF YOU VOTE BY TELEPHONE OR INTERNET, DO NOT MAIL YOUR CARD. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: M18418-S52925 KEEP THIS PORTION FOR YOUR RECORDS THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY BB&T SMALL CAP FUND The Board of Trustees recommends you vote FOR the following proposal: For Against Abstain PROPOSAL (1) Approval of the Proposed fund consolidation between BB&T Small Cap Fund and Sterling Capital [ ] [ ] [ ] Small Cap Value Fund, surviving Fund being Sterling Capital Small Cap Value Fund. NOTE: Such other business as may properly come before the meeting or any adjournment thereof. Please refer to the Proxy Statement for a discussion of the proposal. YOUR VOTE IS IMPORTANT. THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL IF NO SPECIFICATION IS MADE ABOVE. NOTE: YOUR PROXY CARD IS NOT VALID UNLESS IT IS SIGNED. The undersigned hereby acknowledges receipt of the Notice of Special Meeting dated [ ], 2009 and the Proxy Statement attached hereto. IMPORTANT: Please sign legibly and exactly as your name appears on this proxy card. Joint owners must each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please state that capacity or title along with your signature. If a corporation, please give the full corporate name and indicate the signer’s office. If a partner, please sign in the partnership name. Signature [PLEASE SIGN WITHIN BOX] Date Signature (Joint Owners) Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting: Notice of Special Meeting of Shareholders and Proxy Statement is available at www.proxyvote.com. M18419-S52925 BB&T FUNDS BB&T SMALL CAP FUND SPECIAL MEETING OF SHAREHOLDERS JANUARY 26, 2010 This proxy is solicited on behalf of the Board of Trustees of BB&T Funds, on behalf of its series, BB&T Small Cap Fund (the "Fund"), for use at a special meeting ("Special Meeting") of shareholders of the Fund to be held on January 26, 2010 at [ a.m.] Eastern time at the Offices of PFPC Inc., the Fund’s sub-administrator, 99 High Street, 27th Floor, Boston, Massachusetts 02110. The undersigned hereby appoints Todd M. Miller and Avery Maher, each of them with full power of substitution as proxies of the undersigned, to vote, as designated on the reverse side, at the above-stated Special Meeting and at any and all adjournments thereof, all units of beneficial interest in the Fund held of record by the undersigned on the record date for the Special Meeting, upon the matters listed on the reverse side and upon any other matter which may come before the Special Meeting in their discretion: YOUR VOTE IS VERY IMPORTANT. PLEASE COMPLETE, SIGN, DATE, AND RETURN THE ENCLOSED PROXY CARD PROMPTLY.

PART B
BB&T FUNDS
Statement of Additional Information
     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement of BB&T Funds dated [December 21, 2009] relating to the transfer of all assets of the BB&T Mid Cap Growth Fund (“Mid Cap Growth Fund”) to BB&T Mid Cap Value Fund (“Mid Cap Value Fund”) and all of the assets of BB&T Small Cap Fund (“Small Cap Fund”) to Sterling Capital Small Cap Value Fund (“Small Cap Value Fund”).
     The Statement of Additional Information for Mid Cap Growth Fund, Mid Cap Value Fund, and Small Cap Fund dated February 1, 2009, as supplemented, has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. The Statement of Additional Information for the Small Cap Value Fund dated February 1, 2009, as supplemented, has been filed with the SEC and is incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Combined Prospectus/Proxy Statement. This Statement of Additional Information should be read in conjunction with the Combined Prospectus/Proxy Statement. A copy of the Combined Prospectus/Proxy Statement may be obtained, without charge, by writing BB&T Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762, by calling 1-800-228-1872, or by contacting BB&T Funds online at http://www.bbtfunds.com or by writing Sterling Capital Small Cap Value Fund at P.O. Box 9652 Providence, Rhode Island 02940-9652, by calling 1-866-450-3722, or by contacting Sterling Capital Small Cap Value Fund online at http://www.sterling-capital.com.
     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement. [The audited financial statements and related independent accountants’ report for the Mid Cap Growth Fund, Mid Cap Value Fund and Small Cap Fund contained in the Annual Report for BB&T Funds dated September 30, 2009 and the audited financial statements and related independent accountants’ report for the Small Cap Value Fund dated September 30, 2009 contained in the Annual Report for the Small Cap Value Fund (collectively, the “Annual Reports”) are incorporated herein by reference and no other parts of such Annual Reports are incorporated by reference herein.]
     This Statement of Additional Information is dated [December 21, 2009].

TABLE OF CONTENTS

Pro Forma Financial Statements and Notes of the BB&T Mid Cap Value Fund	1

Pro Forma Financial Statements and Notes of the Sterling Capital Small Cap Value Fund	6

BB&T MID CAP GROWTH FUND / BB&T MID CAP VALUE FUND
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (unaudited)

Acquired Fund	Acquiring Fund			Acquired Fund	Acquiring Fund
BB&T Mid Cap	BB&T Mid Cap	Pro Forma		BB&T Mid Cap	BB&T Mid Cap	Pro Forma
Growth Fund	Value Fund	Combined		Growth Fund	Value Fund	Combined
Shares	Shares	Shares		Market Value	Market Value	Market Value

			COMMON STOCKS* — 94.5%
			CONSUMER DISCRETIONARY — 17.9%
14,850		14,850	Amazon.com, Inc. (a)	$1,386,396		$1,386,396
56,775		56,775	Cheesecake Factory (The) (a)	1,051,473		1,051,473
	233,450	233,450	Chico’s FAS, Inc. (a)		$3,034,850	3,034,850
41,400		41,400	Darden Restaurants, Inc.	1,412,982		1,412,982
	392,950	392,950	eBay, Inc. (a)		9,277,550	9,277,550
	86,650	86,650	Gannett Co., Inc.		1,083,992	1,083,992
54,700		54,700	Guess?, Inc.	2,026,088		2,026,088
	123,850	123,850	International Speedway Corp., Class A		3,414,544	3,414,544
	1,059,800	1,059,800	Interpublic Group of Cos., Inc. (a)		7,969,696	7,969,696
39,850		39,850	JOS A Bank Clothiers, Inc. (a)	1,784,084		1,784,084
	50,400	50,400	Kohl’s Corp. (a)		2,875,320	2,875,320
	87,700	87,700	Omnicom Group, Inc.		3,239,638	3,239,638
31,800		31,800	P.F. Chang’s China Bistro, Inc. (a) (b)	1,080,246		1,080,246
21,225		21,225	Polo Ralph Lauren Corp.	1,626,260		1,626,260
	298,030	298,030	Select Comfort Corp. (a)		1,415,642	1,415,642
	187,650	187,650	Universal Technical Institute, Inc. (a)		3,696,705	3,696,705
	279,700	279,700	Viacom, Inc., Class B (a)		7,842,788	7,842,788

				10,367,529	43,850,725	54,218,254

			CONSUMER STAPLES — .5%
48,500		48,500	Whole Foods Market, Inc. (a) (b)	1,478,765		1,478,765

				1,478,765	—	1,478,765

			ENERGY — 5.3%
40,925		40,925	Alpha Natural Resources, Inc. (a)	1,436,467		1,436,467
21,450		21,450	Anadarko Petroleum Corp.	1,345,558		1,345,558
71,150	215,600	286,750	EXCO Resources, Inc. (a)	1,329,794	4,029,564	5,359,358
	189,500	189,500	Forest Oil Corp. (a)		3,708,515	3,708,515
30,550		30,550	National Oilwell Varco, Inc. (a)	1,317,621		1,317,621
31,025		31,025	Petroleo Brasileiro SA, ADR	1,424,048		1,424,048
35,200		35,200	Southwestern Energy Co. (a)	1,502,336		1,502,336

				8,355,824	7,738,079	16,093,903

			FINANCIAL SERVICES — 24.2%
	87,400	87,400	Alliance Data Systems Corp. (a) (b)		5,338,392	5,338,392
	231,800	231,800	Annaly Capital Management, Inc., REIT		4,204,852	4,204,852
	158,700	158,700	Aspen Insurance Holdings, Ltd.		4,200,789	4,200,789
	110,900	110,900	Assurant, Inc.		3,555,454	3,555,454
	143,300	143,300	Assured Guaranty, Ltd. (b)		2,782,886	2,782,886
4,425		4,425	CME Group, Inc.	1,363,741		1,363,741
	203,602	203,602	Endurance Specialty Holdings, Ltd. (b)		7,425,365	7,425,365
	250,650	250,650	Fair Isaac Corp.		5,386,468	5,386,468
	299,205	299,205	Fidelity National Information Services, Inc.		7,632,720	7,632,720
80,350		80,350	Knight Capital Group, Inc., Class A (a)	1,747,612		1,747,612
	268,500	268,500	Leucadia National Corp. (a)		6,637,320	6,637,320
	221,450	221,450	Marshall & Ilsley Corp.		1,787,101	1,787,101
	62,743	62,743	Mercury General Corp.		2,270,042	2,270,042
	38,900	38,900	MI Developments, Inc., Class A		524,761	524,761
36,000		36,000	Piper Jaffray Cos. (a)	1,717,920		1,717,920
	121,390	121,390	StanCorp Financial Group, Inc.		4,900,514	4,900,514
	425,850	425,850	Synovus Financial Corp.		1,596,938	1,596,938
	130,700	130,700	Waddell & Reed Financial, Inc., Class A		3,718,415	3,718,415
	226,600	226,600	Willis Group Holdings, Ltd.		6,394,652	6,394,652

				4,829,273	68,356,669	73,185,942

			HEALTH CARE — 12.8%
46,000		46,000	Alexion Pharmaceuticals, Inc. (a)	2,048,840		2,048,840
16,300		16,300	Amedisys, Inc. (a) (b)	711,169		711,169
24,425		24,425	Celgene Corp. (a)	1,365,358		1,365,358
	109,700	109,700	Coventry Health Care, Inc. (a)		2,189,612	2,189,612
	176,254	176,254	Covidien PLC		7,624,748	7,624,748
	109,210	109,210	Genzyme Corp. (a)		6,195,483	6,195,483

1

Acquired Fund	Acquiring Fund			Acquired Fund	Acquiring Fund
BB&T Mid Cap	BB&T Mid Cap	Pro Forma		BB&T Mid Cap	BB&T Mid Cap	Pro Forma
Growth Fund	Value Fund	Combined		Growth Fund	Value Fund	Combined
Shares	Shares	Shares		Market Value	Market Value	Market Value

	300,842	300,842	IMS Health, Inc.		4,617,925	4,617,925
	450,350	450,350	King Pharmaceuticals, Inc. (a)		4,850,269	4,850,269
74,300		74,300	Mylan, Inc. (a) (b)	1,189,543		1,189,543
44,550		44,550	Watson Pharmaceuticals, Inc. (a)	1,632,312		1,632,312
	62,400	62,400	Wellpoint, Inc. (a)		2,955,264	2,955,264
	63,150	63,150	Zimmer Holdings, Inc. (a)		3,375,368	3,375,368

				6,947,222	31,808,669	38,755,891

			INDUSTRIALS — 3.7%
49,350		49,350	Aecom Technology Corp. (a)	$1,339,359		$1,339,359
57,250		57,250	Duoyuan Global Water, Inc., ADR (a) (b)	1,906,425		1,906,425
37,200		37,200	Fluor Corp.	1,891,620		1,891,620
103,800		103,800	McDermott International, Inc. (a)	2,623,026		2,623,026
81,050		81,050	Orion Marine Group, Inc. (a)	1,664,767		1,664,767
79,225		79,225	Quanta Services, Inc. (a)	1,753,249		1,753,249

				11,178,446	—	11,178,446

			INFORMATION TECHNOLOGY — 8.2%
100,000		100,000	Activision Blizzard, Inc. (a)	1,239,000		1,239,000
79,100		79,100	Altera Corp.	1,622,341		1,622,341
3,975		3,975	Baidu, Inc., ADR (a)	1,554,424		1,554,424
26,000		26,000	Equinix, Inc. (a) (b)	2,392,000		2,392,000
61,000		61,000	InterDigital, Inc. (a)	1,412,760		1,412,760
111,300		111,300	Marvell Technology Group, Ltd. (a)	1,801,947		1,801,947
150,500		150,500	Nuance Communications, Inc. (a)	2,251,481		2,251,481
180,900		180,900	PMC — Sierra, Inc. (a)	1,729,404		1,729,404
62,400		62,400	Red Hat, Inc. (a)	1,724,736		1,724,736
79,700		79,700	Rovi Corp. (a)	2,677,920		2,677,920
45,200		45,200	Sina China Corp. (a) (b)	1,715,792		1,715,792
51,725		51,725	Synaptics, Inc. (a) (b)	1,303,470		1,303,470
55,700		55,700	Varian Semiconductor Equipment Assoc., Inc. (a)	1,829,188		1,829,188
71,000		71,000	Xilinx, Inc.	1,662,820		1,662,820

				24,917,283	—	24,917,283

			MATERIALS & PROCESSING — 5.1%
17,075		17,075	Air Products & Chemicals, Inc.	1,324,679		1,324,679
18,825		18,825	Freeport-McMoRan Copper & Gold, Inc.	1,291,583		1,291,583
31,725		31,725	Nucor Corp.	1,491,392		1,491,392
48,700		48,700	Scotts Miracle-Gro Co. (The), Class A	2,091,665		2,091,665
63,000		63,000	Teck Resources, Ltd., Class B (a)	1,736,910		1,736,910
	270,425	270,425	Valspar Corp.		$7,439,392	7,439,392

				7,936,229	7,439,392	15,375,621

			PRODUCER DURABLES — 3.9%
	125,250	125,250	General Dynamics Corp.		8,091,150	8,091,150
	165,800	165,800	Lexmark International, Inc., Class A (a)		3,571,332	3,571,332

				—	11,662,482	11,662,482

			TECHNOLOGY — 11.7%
	157,500	157,500	Affiliated Computer Services, Inc., Class A (a)		8,531,775	8,531,775
	397,660	397,660	CA, Inc.		8,744,543	8,744,543
	90,900	90,900	Computer Sciences Corp. (a)		4,791,339	4,791,339
	433,950	433,950	EarthLink, Inc.		3,649,520	3,649,520
	11,000	11,000	MicroStrategy, Inc., Class A (a)		786,940	786,940
	138,600	138,600	Progress Software Corp. (a)		3,139,290	3,139,290
	257,700	257,700	Synopsys, Inc. (a)		5,777,634	5,777,634

				—	35,421,041	35,421,041

			UTILITIES — 1.2%
	137,100	137,100	Allegheny Energy, Inc.		3,635,892	3,635,892

				—	3,635,892	3,635,892

			TOTAL COMMON STOCKS (Cost $58,367,861, $202,868,354 and $261,236,215)	76,010,571	209,912,949	285,923,520

			INVESTMENT COMPANIES — 3.0%
4,132,134	5,086,924	9,219,058	Federated Treasury Obligations Fund Institutional Shares	4,132,134	5,086,924	9,219,058

			(Cost $4,132,134, $5,086,924 and $9,219,058)	4,132,134	5,086,924	9,219,058

2

Acquired Fund	Acquiring Fund			Acquired Fund	Acquiring Fund
BB&T Mid Cap	BB&T Mid Cap	Pro Forma		BB&T Mid Cap	BB&T Mid Cap	Pro Forma
Growth Fund	Value Fund	Combined		Growth Fund	Value Fund	Combined
Shares	Shares	Shares		Market Value	Market Value	Market Value

			EXCHANGED TRADED FUNDS — 1.0%
41,600		41,600	iShares Russell MidCap Growth Index Fund	1,769,248	—	1,769,248
13,625		13,625	SPDR Gold Trust (a)	1,346,831	—	1,346,831

			(Cost $2,710,829, $0 and $2,710,829)	3,116,079	—	3,116,079

Principal	Principal	Principal
Amount	Amount	Amount
			SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN — 6.1%
$10,929,704	$8,539,905	$19,469,609	Pool of Various Securities	$10,517,471	$7,917,784	$18,435,255

			(Cost $10,929,704, $8,539,905 and $19,469,609)	10,517,471	7,917,784	18,435,255

			TOTAL INVESTMENTS — 104.6%
			(Cost $76,140,528, $216,495,183 and $292,635,711)	93,776,255	222,917,657	316,693,912

			NET OTHER ASSETS (LIABILITIES) — (4.6)%	(5,776,951)	(8,240,337)	(14,017,288)

			NET ASSETS — 100.0%	$87,999,304	$214,677,320	$302,676,624

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was on loan as of September 30, 2009.
ADR — American Depository Receipt
REIT — Real Estate Investment Trust
See Notes to Pro Forma Combined Financial Statements

3

BB&T Mid Cap Growth Fund
BB&T Mid Cap Value Fund
Pro Forma Combined Statement of Assets and Liabilities
As of September 30, 2009 (unaudited)

	Acquired Fund	Acquiring Fund
	BB&T Mid Cap	BB&T Mid Cap	Pro Forma		Pro Forma
	Growth Fund	Value Fund	Adjustments		Combined

Assets:
Investments, at cost*	$76,140,528	$216,495,183	$—		$292,635,711
Unrealized appreciation	17,635,727	6,422,474	—		24,058,201

Investments, at market value	93,776,255	222,917,657	—		316,693,912
Receivable for investment securities sold	6,768,105	—	—		6,768,105
Receivable for capital shares sold	434,651	874,514	—		1,309,165
Dividends and securities lending income receivable	45,421	304,280	—		349,701
Prepaid expenses	13,824	14,359	—		28,183

Total Assets	101,038,256	224,110,810	—		325,149,066

Liabilities:
Payable for collateral received on loaned securities	10,929,704	8,539,905	$—		19,469,609
Payable for investment securities purchased	1,708,628	31,093	—		1,739,721
Payable for capital shares redeemed	315,806	699,823	—		1,015,629
Accrued expenses and other payables:					—
Investment advisory fees	48,509	104,414	—		152,923
Administration fees	7,217	16,172	—		23,389
Compliance service fees	80	155	—		235
Distribution (12b-1) fees	2,360	5,076	—		7,436
Other	26,648	36,852	—		63,500

Total Liabilities	13,038,952	9,433,490	—		22,472,442

NET ASSETS	$87,999,304	$214,677,320	$—		$302,676,624

NET ASSETS consist of:
Paid-in Capital	$136,903,694	$257,239,120	$—		$394,142,814
Accumulated undistributed (distributions in excesss of) net investment income (loss)	16,695	343,702	—		360,397
Accumulated net realized loss on investments	(66,556,812)	(49,327,976)	—		(115,884,788)
Net unrealized appreciation on investments	17,635,727	6,422,474	—		24,058,201

Total Net Assets	$87,999,304	$214,677,320	$—		$302,676,624

Class A Shares:
NET ASSETS	$6,155,444	$10,716,954			$16,872,398
Shares Issued and Outstanding (unlimited authorization)	774,639	991,547	(205,218	) (a)	1,560,968
Net asset value per share	$7.95	$10.81			$10.81
Maximum Sales Charge	5.75%	5.75%			5.75%
Maximum Offering price per share (100%/(100% — Maximum Sales Charge))	$8.44	$11.47			$11.47

Class B Shares:
NET ASSETS	$1,350,792	$3,453,948			$4,804,740
Shares Issued and Outstanding (unlimited authorization)	183,554	333,620	(53,079	) (a)	464,095
Net asset value per share	$7.36	$10.35			$10.35

Class C Shares:
NET ASSETS	$35,919	$175,839			$211,758
Shares Issued and Outstanding (unlimited authorization)	4,872	17,010	(1,397	) (a)	20,485
Net asset value per share	$7.37	$10.34			$10.34

Institutional Shares:
NET ASSETS	$80,457,149	$200,330,579			$280,787,728
Shares Issued and Outstanding (unlimited authorization)	9,428,147	18,445,895	(2,019,843	) (a)	25,854,199
Net asset value per share	$8.53	$10.86			$10.86

*	The BB&T Mid Cap Growth Fund and BB&T Mid Cap Value Fund include securities on loan of $10,730,246 and $8,155,066, respectively.

(a)	Reflects change in shares outstanding due to reduction of Class A, B, C and Institutional Shares of BB&T Mid Cap Growth Fund in exchange for Class A, B, C and Institutional Shares, respectively, of BB&T Mid Cap Value Fund at September 30, 2009.
See Notes to Pro Forma Combined Financial Statements.

4

BB&T Mid Cap Growth Fund
BB&T Mid Cap Value Fund
Pro Forma Combined Statement of Operations
For the Year Ended September 30, 2009 (unaudited)

	Acquired Fund	Acquiring Fund
	BB&T Mid Cap	BB&T Mid Cap	Pro Forma		Pro Forma
	Growth Fund	Value Fund	Adjustments		Combined

Investment Income:
Dividend income	$710,831	$2,100,235	$—		$2,811,066
Foreign tax withholding	(2,418)	—			(2,418)
Income from securities lending	140,629	16,369	—		156,998

Total investment income	849,042	2,116,604	—		2,965,646

Expenses:
Investment Advisory fees	806,501	1,116,659	—		1,923,160
Administration fees	108,713	150,455	—		259,168
Distribution fees — Class A Shares	13,597	21,311	—		34,908
Distribution fees — Class B Shares	12,847	29,548	—		42,395
Distribution fees — Class C Shares	203	1,692	—		1,895
Compliance service fees	1,145	1,580	—		2,725
Trustee fees	7,767	9,559	—		17,326
Audit fees	7,677	10,635	—		18,312
Custodian fees	16,062	14,607	(7,082	) (a)	23,587
Fund accounting fees	10,899	15,090	—		25,989
Legal fees	59,132	83,656	(60,998	) (a)	81,790
Printing fees	7,579	9,289	—		16,868
State registration fees	27,975	35,007	(24,982	) (a)	38,000
Transfer agent fees	48,400	71,054	—		119,454
Other	13,575	14,646	(4,209	) (a)	24,012

Total expenses before waivers	1,142,072	1,584,788	(97,271)		2,629,589
Less expenses waived by the Investment Advisor	(49,235)	(79,893)	25,175		(103,953)

Net expenses	1,092,837	1,504,895	(72,096)		2,525,636

Net Investment Income (Loss)	(243,795)	611,709	72,096		440,010

Realized/Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(64,014,199)	(32,156,836)	—		(96,171,035)
Net change in unrealized appreciation (depreciation) on investments	31,030,936	35,343,826	—		66,374,762

Net realized/unrealized gain (loss) on investments:	(32,983,263)	3,186,990	—		(29,796,273)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,227,058)	$3,798,699	$72,096		$(29,356,263)

(a)	Adjustment to eliminate duplicate or non recurring fees.
See Notes to Pro Forma Combined Financial Statements.

5

BB&T SMALL CAP FUND / STERLING CAPITAL SMALL CAP VALUE FUND
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (unaudited)

	Acquiring Fund				Acquiring Fund
Acquired Fund	Sterling Capital			Acquired Fund	Sterling Capital
BB&T Small	Small Cap	Pro Forma		BB&T Small	Small Cap	Pro Forma
Cap Fund	Value Fund	Combined		Cap Fund	Value Fund	Combined
Shares	Shares	Shares		Market Value	Market Value	Market Value

			COMMON STOCKS* — 96.4%
			CONSUMER DISCRETIONARY — 15.2%
21,150		21,150	Buffalo Wild Wings, Inc. (a) (b)	$880,052		$880,052
16,100		16,100	CEC Entertainment, Inc. (a)	416,346		416,346
18,825		18,825	Cheesecake Factory (The) (a)	348,639		348,639
	117,300	117,300	Exide Technologies (a)		$934,881	934,881
45,500		45,500	Hot Topic, Inc. (a)	340,795		340,795
	127,250	127,250	Interpublic Group of Cos., Inc. (The) (a)		956,920	956,920
12,175		12,175	JOS A Bank Clothiers, Inc. (a)	545,075		545,075
	18,650	18,650	K-Swiss, Inc., Class A		163,933	163,933
34,000		34,000	La-Z-Boy, Inc.	294,100		294,100
	26,750	26,750	Meredith Corp. (b)		800,895	800,895
22,150		22,150	Monro Muffler, Inc.	704,148		704,148
10,550		10,550	P.F. Chang’s China Bistro, Inc. (a) (b)	358,383		358,383
17,000		17,000	Polaris Industries, Inc.	693,260		693,260
	33,517	33,517	Regis Corp.		519,513	519,513
	19,501	19,501	Signet Jewelers, Ltd.		513,461	513,461

				4,580,798	3,889,603	8,470,401

			CONSUMER STAPLES — 3.9%
15,000		15,000	Diamond Foods, Inc.	475,800		475,800
16,200		16,200	Sanderson Farms, Inc.	609,768		609,768
15,400		15,400	Whole Foods Market, Inc. (a) (b)	469,546		469,546
	47,984	47,984	Winn-Dixie Stores, Inc. (a)		629,550	629,550

				1,555,114	629,550	2,184,664

			ENERGY — 4.0%
13,575		13,575	Alpha Natural Resources, Inc. (a)	476,483		476,483
15,000		15,000	Arena Resources, Inc. (a)	532,500		532,500
	21,250	21,250	Holly Corp.		544,425	544,425
	15,300	15,300	Resolute Energy Corp. (a)		158,355	158,355
36,500		36,500	Rosetta Resources, Inc. (a)	536,185		536,185

				1,545,168	702,780	2,247,948

			FINANCIAL SERVICES — 17.8%
	31,550	31,550	AmeriCredit Corp. (a) (b)		498,175	498,175
	9,450	9,450	Assured Guaranty, Ltd.		183,519	183,519
	13,635	13,635	Avatar Holdings, Inc. (a)		259,065	259,065
	25,950	25,950	Brookline Bancorp, Inc.		252,234	252,234
	9,400	9,400	Comerica, Inc.		278,898	278,898
51,000		51,000	Dime Community Bancshares	582,930		582,930
	19,450	19,450	Endurance Specialty Holdings, Ltd. (b)		709,342	709,342
	30,000	30,000	Fair Isaac Corp.		644,700	644,700
	5,214	5,214	First Citizens BancShares, Inc., Class A		829,547	829,547
	23,580	23,580	First Horizon National Corp. (a)		311,961	311,961
113,000		113,000	Fortress Investment Group, LLC, Class A (a)	587,600		587,600
	18,200	18,200	Highwoods Properties, Inc.		572,390	572,390
	34,000	34,000	Horace Mann Educators Corp.		474,980	474,980
	8,800	8,800	Investment Technology Group, Inc. (a)		245,696	245,696
27,275		27,275	Knight Capital Group, Inc., Class A (a)	593,231		593,231
	52,100	52,100	Marshall & Ilsley Corp.		420,447	420,447
37,300		37,300	NewAlliance Bancshares, Inc.	399,110		399,110
	4,709	4,709	Parkway Properties, Inc.		92,767	92,767
12,225		12,225	Piper Jaffray Cos. (a)	583,377		583,377
	16,300	16,300	StanCorp Financial Group, Inc.		658,031	658,031
	126,600	126,600	Synovus Financial Corp.		474,750	474,750
	13,650	13,650	Washington Federal, Inc.		230,139	230,139

				2,746,248	7,136,641	9,882,889

6

	Acquiring Fund				Acquiring Fund
Acquired Fund	Sterling Capital			Acquired Fund	Sterling Capital
BB&T Small	Small Cap	Pro Forma		BB&T Small	Small Cap	Pro Forma
Cap Fund	Value Fund	Combined		Cap Fund	Value Fund	Combined
Shares	Shares	Shares		Market Value	Market Value	Market Value

			HEALTH CARE — 6.7%
11,300		11,300	Alexion Pharmaceuticals, Inc. (a)	503,302		503,302
5,400		5,400	Amedisys, Inc. (a) (b)	235,602		235,602
29,950		29,950	American Medical Systems Holdings, Inc. (a)	506,754		506,754
	14,200	14,200	Coventry Health Care, Inc. (a)		283,432	283,432
63,500		63,500	Geron Corp. (a) (b)	416,560		416,560
8,300		8,300	Haemonetics Corp. (a)	465,796		465,796
	20,769	20,769	Healthspring, Inc. (a)		254,420	254,420
	18,900	18,900	IMS Health, Inc.		290,115	290,115
	10,200	10,200	Martek Biosciences Corp. (a)		230,418	230,418
	5,800	5,800	Palomar Medical Technologies, Inc. (a)		94,018	94,018
11,575		11,575	Watson Pharmaceuticals, Inc. (a)	424,108		424,108

				2,552,122	1,152,403	3,704,525

			INDUSTRIALS — 11.1%
	4,400	4,400	Colfax Corp. (a)		$46,772	$46,772
19,395		19,395	Curtiss-Wright Corp.	$661,951		661,951
18,900		18,900	Duoyuan Global Water, Inc., ADR (a) (b)	629,370		629,370
46,650		46,650	GrafTech International, Ltd. (a)	685,755		685,755
59,600		59,600	LaBarge, Inc. (a)	670,500		670,500
20,000		20,000	Marten Transport, Ltd. (a)	341,200		341,200
12,000		12,000	Moog, Inc., Class A (a)	354,000		354,000
20,000		20,000	MYR Group Inc.(a)	421,800		421,800
36,875		36,875	Orion Marine Group, Inc.(a)	757,413		757,413
18,700		18,700	Quanta Services, Inc. (a)	413,831		413,831
22,530		22,530	RBC Bearings, Inc. (a)	525,625		525,625
14,500		14,500	Regal-Beloit Corp.	662,795		662,795

				6,124,240	46,772	6,171,012

			INFORMATION TECHNOLOGY —15.8%
49,000		49,000	Aruba Networks, Inc. (a)	433,160		433,160
8,650		8,650	Equinix, Inc. (a)	795,800		795,800
45,000		45,000	Harris Stratex Networks, Inc., Class A (a)	315,000		315,000
20,000		20,000	InterDigital, Inc. (a)	463,200		463,200
23,200		23,200	Longtop Financial Technologies, Ltd., ADR (a)	660,272		660,272
46,600		46,600	Nuance Communications, Inc. (a)	697,136		697,136
61,350		61,350	PMC — Sierra, Inc. (a)	586,506		586,506
23,650		23,650	Rovi Corp. (a)	794,640		794,640
17,525		17,525	Silicon Laboratories, Inc. (a)	812,459		812,459
14,850		14,850	STEC, Inc. (a) (b)	436,441		436,441
15,750		15,750	Synaptics, Inc. (a) (b)	396,900		396,900
16,450		16,450	TNS, Inc. (a)	450,730		450,730
66,000		66,000	TriQuint Semiconductor, Inc. (a)	509,520		509,520
18,600		18,600	Varian Semiconductor Equipment Assoc., Inc. (a)	610,824		610,824
16,400		16,400	VistaPrint NV (a) (b)	832,300		832,300

				8,794,888	—	8,794,888

			MATERIALS & PROCESSING — 4.8%
	14,800	14,800	Cabot Microelectronics Corp. (a)		515,928	515,928
	132,300	132,300	Louisiana-Pacific Corp. (a)		882,441	882,441
	15,100	15,100	Mueller Industries, Inc.		360,437	360,437
12,000		12,000	Scotts Miracle-Gro Co. (The), Class A	515,400		515,400
	13,343	13,343	Sensient Technologies Corp.		370,535	370,535

				515,400	2,129,341	2,644,741

			PRODUCER DURABLES — 5.7%
	34,650	34,650	Covanta Holding Corp. (a)		589,050	589,050
	34,160	34,160	ICT Group, Inc. (a)		358,680	358,680
	16,200	16,200	Knoll, Inc.		168,966	168,966
	20,175	20,175	Smith (A.O.) Corp.		768,668	768,668
	60,600	60,600	UTi Worldwide, Inc.		877,488	877,488
	19,283	19,283	Viad Corp.		383,925	383,925

				—	3,146,777	3,146,777

7

	Acquiring Fund				Acquiring Fund
Acquired Fund	Sterling Capital			Acquired Fund	Sterling Capital
BB&T Small	Small Cap	Pro Forma		BB&T Small	Small Cap	Pro Forma
Cap Fund	Value Fund	Combined		Cap Fund	Value Fund	Combined
Shares	Shares	Shares		Market Value	Market Value	Market Value

			TECHNOLOGY — 7.8%
	113,515	113,515	Axcelis Technologies, Inc. (a)		136,218	136,218
	18,165	18,165	Black Box Corp.		455,760	455,760
	67,300	67,300	Compuware Corp. (a)		493,309	493,309
	14,650	14,650	CSG Systems International, Inc. (a)		234,547	234,547
	83,200	83,200	EarthLink, Inc.		699,712	699,712
	10,053	10,053	MicroStrategy, Inc., Class A (a)		719,192	719,192
	49,500	49,500	National Semiconductor Corp.		706,365	706,365
	64,023	64,023	Orbotech, Ltd. (a)		605,337	605,337
	60,200	60,200	Voyager Learning Co. (a)		285,950	285,950

				—	4,336,390	4,336,390

			UTILITIES — 3.6%
	14,400	14,400	ALLETE, Inc.		483,408	483,408
	27,800	27,800	Cleco Corp.		697,224	697,224
8,723			Laclede Group, Inc. (The)	280,532		280,532
	17,700	17,700	NII Holdings, Inc. (a)		530,646	530,646
1		1	UIL Holdings Corp.	26		26

				280,558	1,711,278	1,991,836

			TOTAL COMMON STOCKS
			(Cost $24,378,559, $22,907,859 and $47,286,418)	28,694,536	24,881,535	53,576,071

			INVESTMENT COMPANIES — 2.7%
887,966	598,114	1,486,080	Federated Treasury Obligations Fund,
			Institutional Shares
			(Cost $887,966, $598,114 and $1,486,080)	887,966	598,114	1,486,080

			EXCHANGED TRADED FUNDS — 1.2%
33,675	—	33,675	iShares Dow Jones US Regional Banks Index Fund
			(Cost $670,715, $0 and $670,715)	705,828	—	705,828

Principal	Principal	Principal
Amount	Amount	Amount
			SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN — 7.4%
$3,412,791	$910,967	$4,323,758	Pool of Various Securities for Security Loans
			(Cost $3,412,791, $910,967 and $4,323,758)	3,227,501	879,427	4,106,928

			TOTAL INVESTMENTS — 107.7%
			(Cost $29,350,031, $24,416,940 and $53,766,971)	33,515,831	26,359,076	59,874,907

			NET OTHER ASSETS (LIABILITIES) — (7.7)%	(3,735,869)	(569,183)	(4,305,052)

			NET ASSETS — 100.0%	$29,779,962	$25,789,893	$55,569,855

*	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was on loan as of September 30, 2009.
ADR — American Depository Receipt
See Notes to Pro Forma Combined Financial Statements

8

BB&T Small Cap Fund
Sterling Small Cap Value Fund
Pro forma Combined Statement of Assets and Liabilities
As of September 30, 2009 (unaudited)

		Acquiring Fund
	Acquired Fund	Sterling Capital
	BB&T Small	Small Cap Value	Pro Forma		Pro Forma
	Cap Fund	Fund	Adjustments		Combined

Assets:
Investments, at cost*	$29,350,031	$24,416,940	$—		$53,766,971
Unrealized appreciation	4,165,800	1,942,136	—		6,107,936

Investments, at market value	33,515,831	26,359,076	—		59,874,907
Receivable for investment securities sold	65,033	33,669	—		98,702
Receivable for capital shares sold	217,653	439,530	—		657,183
Dividends and securities lending income receivable	9,923	15,303	—		25,226
Prepaid expenses	12,412	9,297	—		21,709

Total Assets	33,820,852	26,856,875	—		60,677,727

Liabilities:
Payable for collateral received on loaned securities	3,412,791	910,967	$—		4,323,758
Payable for investment securities purchased	534,405	117,272	—		651,677
Payable for capital shares redeemed	64,783	4,460	—		69,243
Accrued expenses and other payables:
Investment advisory fees	16,186	9,014	—		25,200
Administration fees	2,469	2,003	—		4,472
Compliance service fees	26	385	—		411
Distribution (12b-1) fees	1,934	—	—		1,934
Other	8,296	22,881	—		31,177

Total Liabilities	4,040,890	1,066,982	—		5,107,872

NET ASSETS	$29,779,962	$25,789,893	$—		$55,569,855

NET ASSETS consist of:
Paid-in Capital	$47,178,875	$31,168,600	$—		$78,347,475
Accumulated undistributed (distributions in excess of) net investment income (loss)	4,832	36,615	—		41,447
Accumulated net realized loss on investments	(21,569,545)	(7,357,458)	—		(28,927,003)
Net unrealized appreciation on investments	4,165,800	1,942,136	—		6,107,936

Total Net Assets	$29,779,962	$25,789,893	$—		$55,569,855

Class A Shares:
NET ASSETS	$4,891,769	$—			$4,891,769
Shares Issued and Outstanding (unlimited authorization)	538,193	—	(61,932	)(b)	476,261
Net asset value per share	$9.09	$—			$10.27
Maximum Sales Charge	5.75%				5.75%
Maximum Offering price per share (100%/(100% — Maximum Sales Charge))	$9.64	$—			$10.90

Class B Shares:
NET ASSETS	$1,126,831	$—			$1,126,831
Shares Issued and Outstanding (unlimited authorization)	130,551	—	(20,843	)(b)	109,708
Net asset value per share	$8.63	$—			$10.27

Class C Shares:
NET ASSETS	$13,935	$—			$13,935
Shares Issued and Outstanding (unlimited authorization)	1,618	—	(261	)(b)	1,357
Net asset value per share	$8.61	$—			$10.27

Institutional Shares (a):
NET ASSETS	$23,747,427	$25,789,893			$49,537,320
Shares Issued and Outstanding (unlimited authorization)	2,578,375	2,510,892	(266,335	)(b)	4,822,932
Net asset value per share	$9.21	$10.27			$10.27

*	The Small Cap Fund and Sterling Capital Small Cap Value Fund include securities on loan of $3,335,592 and $887,707, respectively.

(a)	Sterling Shares of the Sterling Capital Small Cap Value Fund are renamed Institutional Shares as part of the Transaction.

(b)	Reflects change in shares outstanding due to reduction of Class A, B, C and Institutional Shares of BB&T Small Cap Fund in exchange for Class A, B, C and Institutional Shares, respectively, of Sterling Capital Small Cap Value Fund at September 30, 2009. Class A, B and C Shares of the Sterling Capital Small Cap Value Fund will commence operations as a result of the Transaction.
See Notes to Pro Forma Combined Financial Statements.

9

BB&T Small Cap Fund
Sterling Small Cap Value Fund
Pro Forma Combined Statement of Operations
For the Year Ended September 30, 2009 (unaudited)

		Acquiring Fund
	Acquired Fund	Sterling Capital
	BB&T Small	Small Cap Value	Pro Forma		Pro Forma
	Cap Fund	Fund	Adjustments		Combined
Investment Income:
Dividend income	$235,542	$255,052	$—		$490,594
Income from securities lending	39,716	11,921	—		51,637

Total investment income	275,258	266,973	—		542,231

Expenses:
Investment Advisory fees	291,258	146,349	(29,124	)(a)	408,483
Administration fees	29,013	16,267	—		45,280
Distribution fees — Class A Shares	23,233	—	—		23,233
Distribution fees — Class B Shares	12,114	—	—		12,114
Distribution fees — Class C Shares	111	—	—		111
Compliance service fees	298	—	—		298
Trustee fees	1,943	1,017	—		2,960
Audit fees	547	909	—		1,456
Custodian fees	7,944	5,000	(4,465	)(b)	8,479
Fund accounting fees	2,913	1,626	—		4,539
Legal fees	21,805	5,746	(11,735	)(b)	15,816
Printing fees	1,260	17,684	(15,038	)(b)	3,906
State registration fees	28,842	19,162	(18,004	)(b)	30,000
Transfer agent fees	13,238	70,506	(46,691	)(c)	37,053
Interest expense	—	221	(221	)(b)	—
Other	6,990	5,907	(1,937	)(b)	10,960

Total expenses before waivers	441,509	290,394	(127,215)		604,688
Less expenses waived by the Investment Advisor	(68,648)	(60,037)	83,298	(d)	(45,387)
Less expenses waived by the Distributor	(11,617)	—	—		(11,617)

Net expenses	361,244	230,357	(43,917)		547,684

Net Investment Income (Loss)	(85,986)	36,616	43,917		(5,453)

Realized/Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(10,142,718)	(6,586,015)	—		(16,728,733)
Net change in unrealized appreciation (depreciation) on investments	1,293,576	7,332,034	—		8,625,610

Net realized/unrealized gain (loss) on investments:	(8,849,142)	746,019	—		(8,103,123)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,935,128)	$782,635	$43,917		$(8,108,576)

(a)	Adjustment reflects the difference in the advisory rate and the consolidation of assets into one fund.

(b)	Adjustment to eliminate duplicate or non recurring fees.

(c)	Adjustment reflects consolidation of two separate transfer agent management accounts into one account.

(d)	Adjustment reflects decrease in voluntary advisory fee waiver due to consolidation of assets into one fund.
See Notes to Pro Forma Combined Financial Statements.

10

Notes to Pro Forma Combined Financial Statements
September 30, 2009 (Unaudited)
1. Description of the Funds
     Each BB&T Fund (a “Fund”) is a series of the BB&T Funds (the “Trust”) and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company established as a Massachusetts business trust.

“Acquired Fund”		“Acquiring Fund”
BB&T Small Cap Fund	into	Sterling Capital Small Cap Value Fund
BB&T Mid Cap Growth Fund	into	BB&T Mid Cap Value Fund
     The BB&T Small Cap Fund, BB&T Mid Cap Growth Fund and BB&T Mid Cap Value Fund consist of four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. The Sterling Capital Small Cap Value Fund consists of Sterling Shares. However, in connection with the Plan of Reorganization, as described in the Combined Prospectus/Proxy Statement, Sterling Shares of the Sterling Capital Small Cap Value Fund will be renamed Institutional Shares and will be issued to shareholders of Institutional Shares of BB&T Small Cap Fund, and Class A, B, and C Shares of the Sterling Capital Small Cap Value Fund will commence operations and be issued to the respective shareholders of Class A, B, and C Shares of the Small Cap Fund.
     All shareholders bear the common expenses of the fund based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
2. Basis of Combination
     The accompanying Pro Forma Combined Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations are presented to show the effect of the acquisition of each Acquired Fund by the Acquiring Fund as if such acquisition had taken place on September 30, 2009.
     Under the terms of the Plans of Reorganization, the combination of the Acquired Funds and Acquiring Funds will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Acquired Funds in exchange for shares of the Acquiring Funds at net asset value. The Pro Forma Statement of Assets and Liabilities and the related Pro Forma Statement of Operations of the Acquired Funds and Acquiring Funds have been combined as of and for the twelve months ended September 30, 2009. Following the acquisition, the Acquiring Funds will be the accounting and performance survivors. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Funds and the results of operations for pre-combination periods of the Acquiring Funds will not be restated.
     The accompanying Pro Forma Financial Statements should be read in conjunction with the financial statements of the Acquired Funds and Acquiring Funds, which have been incorporated by reference into the Statement of Additional Information.
3. Portfolio Valuation
     Investments in securities for which the principal market is a securities exchange or an over-the-counter market are valued at their latest available sales price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Securities for which the principal market is not a securities exchange are valued at their latest bid quotation in such principal market. The Funds may also use an independent pricing service approved by the Board of Trustees of the Trust. Short-term securities of sufficient credit quality are valued either at amortized cost or original cost plus interest, which approximates current value.

11

Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value each Fund’s investments as of September 30, 2009 is as follows:

			Acquiring Fund
	Acquired Fund		Sterling Capital
	BB&T Small		Small Cap
Investments in Securities (market value)	Cap Fund		Value Fund		Pro Forma Combined

Level 1 — Quoted Prices	$30,288,330	(a)	$25,479,649	(a)	$55,767,979

Level 2 — Other Significant Observable Inputs	3,227,501	(b)	879,427	(b)	4,106,928

Level 3 — Significant Unobservable Inputs	—		—		—

Total	$33,515,831		$26,359,076		$59,874,907

	Acquired Fund		Acquiring Fund
	BB&T Mid Cap		BB&T Mid Cap
Investments in Securities (market value)	Growth Fund		Value Fund		Pro Forma Combined

Level 1 — Quoted Prices	$83,258,784	(a)	$214,999,873	(a)	$298,258,657

Level 2 — Other Significant Observable Inputs	10,517,471	(b)	7,917,784	(b)	18,435,255

Level 3 — Significant Unobservable Inputs	—		—		—

Total	$93,776,255		$222,917,657		$316,693,912

(a)	Industries of security types as disclosed in the Pro Forma Schedules of Investments.

(b)	Represents securities held as collateral for securities on loan.
4. Capital Shares
     The Pro Forma net asset value per share assumes the issuance of additional shares of the Acquiring Funds that would have been issued at September 30, 2009 in connection with the proposed Plans of Reorganization. The Pro Forma number of shares outstanding consists of shares assumed issued in the Plan of Reorganization plus shares of the Acquired Funds outstanding at September 30, 2009. Each may be found in the Pro Forma Statement of Assets and Liabilities.
5. Federal Income Taxes
     Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). After the acquisition, each Acquiring Fund intends to continue to qualify as a regulated investment company, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.
     The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

12

PART C
Item 15. Indemnification
Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:
“Trustees, Officers, etc.
Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
Compromise Payment
Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”

13

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference to Exhibit (7)(i).The Trust maintains a directors and officers liability insurance policy. In addition, certain officer and the interested trustee are covered by BB&T Corporation’s directors and officers liability insurance policy.
Item 16. Exhibits
(1)	Amended and Restated Agreement and Declaration of Trust dated June 2, 2007 is incorporated herein by reference to Exhibit (a)(1) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(2)	Amended and Restated Bylaws dated April 23, 2007 is incorporated herein by reference to Exhibit (b)(1) filed with Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(3)	Not Applicable.

(4)	(i) Form of Agreement and Plan of Reorganization between BB&T Funds, on behalf of its series BB&T Mid Cap Growth Fund and BB&T Mid Cap Value Fund, and Sterling Capital Management LLC is filed herewith.
(ii) Form of Agreement and Plan of Reorganization between BB&T Funds, on behalf of its series BB&T Small Cap Fund and Sterling Capital Small Cap Value Fund, and Sterling Capital Management LLC is filed herewith.
(5)	(i) Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust are incorporated herein by reference to Exhibit (a)(1) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(ii) Article 9; Article 10, Section 6; and Article 11 of the Bylaws are incorporated herein by reference to Exhibit (b)(1) filed with Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).
(6)	(i) Amended and Restated Investment Advisory Agreement between the Registrant and BB&T Asset Management, Inc. dated May 23, 2003 is incorporated herein by reference to Exhibit (d)(1) filed with Post-Effective Amendment No. 34 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2003).
(1) Form of Revised Schedule A to Investment Advisory Agreement is incorporated herein by reference to Exhibit (d)(2) filed with Post-Effective Amendment No. 52 to the Registration Statement of the Registrant on Form N-1A (filed January 31, 2007).

14

(ii) Sub-Advisory Agreement between BB&T Asset Management, Inc. and Sterling Capital Management LLC dated July 18, 2005, with respect to the BB&T Mid Cap Value Fund, including Schedule A, is incorporated herein by reference to Exhibit (d)(7) filed with Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2005).
(iii) Form of Amended and Restated Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated August 28, 2007 with respect to the Sterling Capital Small Cap Value Fund, including Schedule A, is incorporated herein by reference to Exhibit (d)(5) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(7)	(i) Underwriting Agreement among the Registrant, BB&T Asset Management, Inc. and BB&T AM Distributors, Inc. dated April 23, 2007 is incorporated herein by reference to Exhibit (e)(2) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(1) Exhibit A to Underwriting Agreement dated February 1, 2008 is incorporated herein by reference to Exhibit (e)(1)(i) filed with Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).
(8)	Not Applicable.

(9)	(i) Custody Agreement between the Registrant and U.S. Bank N.A. dated August 1, 2006 is incorporated herein by reference to Exhibit (g)(6) filed with Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on Form N-1A (filed December 18, 2006).
(1) Revised Exhibit C to Custody Agreement dated January 23, 2007 is incorporated herein by reference to Exhibit (g)(2)(i) filed with Post-Effective Amendment No. 52 to the Registration Statement of the Registrant on Form N-1A (filed January 31, 2007).
(2) Amendment to the Custody Agreement dated December 2, 2008 is incorporated herein by reference to Exhibit (g)(2)(ii) filed with Post-Effective Amendment No. 61 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2009).
(ii) Form of Custody Agreement between the Registrant and State Street Bank and Trust Company dated September 11, 2000 is incorporated herein by reference to Exhibit (f)(5) filed with Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).
(10)	(i) Amended and Restated Distribution and Shareholder Services Plan dated February 1, 2009 is incorporated herein by reference to Exhibit (m)(1) filed with Post-Effective Amendment No. 61 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2009).
(ii) Multiple Class Plan dated August 28, 2007 is incorporated herein by reference to Exhibit (n)(1) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(1) Revised Exhibit 1 to Multiple Class Plan dated February 1, 2009 is incorporated herein by reference to Exhibit (n)(1)(i) filed with Post-Effective Amendment No. 61 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2009).
(11)	Opinion and Consent of Ropes & Gray LLP regarding the legality of the issuance of shares and other matters is filed herewith.

(12)	Opinion and Consent of Ropes & Gray LLP regarding tax matters. To be filed by amendment.

15

(13)	(i) Form of Administration Agreement between the Registrant and BB&T Asset Management, Inc. dated April 23, 2007 is incorporated herein by reference to Exhibit (h)(1) filed with Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).
(ii) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated herein by reference to Exhibit 9(d) filed with Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).
(iii) Sub-Administration Services Agreement between BB&T Asset Management, Inc. and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated herein by reference to Exhibit (h)(4) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(iv) Transfer Agency and Blue Sky Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated herein by reference to Exhibit (h)(5) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(1) Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated herein by reference to Exhibit (h)(5)(i) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(2) Form of AdvisorCentral Amendment to Transfer Agency and Blue Sky Services Agreement is incorporated herein by reference to Exhibit (h)(4)(ii) filed with Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).
(3) Form of Red Flag Services Amendment dated May 1, 2009 is incorporated herein by reference to Exhibit (h)(4)(iii) filed with Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).
(4) Form of AlbridgeCentral Amendment to the Transfer Agency and Blue Sky Services Agreement dated September 1, 2009 is filed herewith.
(v) Accounting Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(1) Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated herein by reference to Exhibit (h)(6)(i) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(vi) Compliance Support Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated herein by reference to Exhibit (h)(7) herein Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(vii) Form of Securities Lending Agreement between Registrant and Mellon Bank, N.A. is incorporated herein by reference to Exhibit (h)(7) filed with Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).
(viii) Third Party Feeder Fund Agreement among Registrant (on behalf of the BB&T Equity Index Fund), BB&T AM Distributors, Inc. and Master Investment Portfolio dated April 19, 2007 is incorporated herein by reference to Exhibit (h)(10) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

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(1) Amendment to the Third Party Feeder Fund Agreement dated July 1, 2008 is incorporated herein by reference to Exhibit (h)(8) filed with Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).
(14)	Consent of KPMG LLP. To be filed by amendment.

(15)	Not applicable.

(16)	Powers of Attorney for the Trustees are filed herewith.

(17)	(i) BB&T Funds Annual Report for the BB&T Mid Cap Growth Fund, BB&T Mid Cap Value Fund, and BB&T Small Cap Fund for the period ended September 30, 2009 is filed herewith.
(ii) BB&T Funds Annual Report for the Sterling Capital Small Cap Value Fund for the period ended September 30, 2009 is filed herewith.
(iii) The Statement of Additional Information for the BB&T Mid Cap Growth Fund, BB&T Mid Cap Value Fund, and BB&T Small Cap Fund, dated February 1, 2009, is filed herewith.
(iv) The Statement of Additional Information for the Sterling Capital Small Cap Value Fund, dated February 1, 2009, is filed herewith.
Item 17. Undertakings
(1)	The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3)	The Registrant agrees to file an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.
NOTICE
     A copy of the Amended and Restated Agreement and Declaration of Trust of the BB&T Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

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SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 20th of November, 2009.

BB&T Funds
/s/ E.G. Purcell, III
*E.G. Purcell, III
President
As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ E.G. Purcell, III *E.G. Purcell, III	President and Principal Executive Officer	November 20, 2009

/s/ James L. Roberts *James L. Roberts	Trustee	November 20, 2009

/s/ Thomas W. Lambeth *Thomas W. Lambeth	Trustee	November 20, 2009

/s/ Andrew J. McNally *Andrew J. McNally	Treasurer and Principal Financial Officer	November 20, 2009

/s/ Douglas R. Van Scoy *Douglas R. Van Scoy	Trustee	November 20, 2009

/s/ Drew T. Kagan *Drew T. Kagan	Trustee	November 20, 2009

/s/ Laura C. Bingham *Laura C. Bingham	Trustee	November 20, 2009

/s/ R. Lee Youngblood *R. Lee Youngblood	Trustee	November 20, 2009

*By:	/s/ Alan G. Priest
Alan G. Priest

Attorney-in-fact, pursuant to powers of attorney filed herewith.

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EXHIBIT INDEX
(11) Opinion and Consent of Ropes & Gray LLP regarding the legality of the issuance of shares and other matters.
(13)(v)(iv) Form of AlbridgeCentral Amendment to the Transfer Agency and Blue Sky Services Agreement dated September 1, 2009.
(16) Powers of Attorney for the Trustees.